SEMI-ANNUAL

--------------------------------------------------------------------------------
FINANCIAL REPORT
STI CLASSIC EQUITY FUNDS
A Family of Mutual Funds

November 30, 1999

[Logo Omitted]

Dear Valued STI Classic Trust Shareholder:

As of November 30, 1999, your STI Classic Funds' assets totaled $20.5 billion or 2.7% more than the totals reported to you as of May 31, 1999, the Funds' fiscal year end.

The U.S. economic expansion is approaching nine years duration and remains strong with modest inflation. However, interest rates have risen over a full percentage point in 1999, as bond investors feared the strong economy and a tight employment situation would lead to an inflationary surge. Inflation continues to be well controlled due to strong productivity gains and little pricing power at corporations. Thus, we believe yields are quite high and attractive. The Federal Reserve has increased money market rates by three-quarters of a percentage point in hopes of slowing the growth pace and to preempt inflationary pressures. Stocks continue to advance as a result of the excellent economic environment. At some point, we think additional FED rate increases will drain liquidity from the system and increase competition for stocks.

The STI Classic Funds introduced two new funds in the fourth quarter of this year: the Core Equity Fund will focus on companies in the $1 billion plus market capitalization range with superior growth in earnings, sales and other traditional valuation measures. The second fund, the E-Commerce Opportunity
Fund, a growth fund, invests in companies that are expected to benefit substantially from electronic commerce.

With 34 funds now available, the STI Classic Funds are well positioned, as we approach the new millennium, with a broad range of high quality mutual funds that utilize a time tested and disciplined investment management approach.

                                         Sincerely,

                                         Anthony R. Gray
                                         Chairman, Chief Investment Officer
                                         STI Capital Management, N.A.

                                         /s/ signature omitted

                                         Douglas S. Phillips, CFA
                                         President, Chief Investment Officer
                                         Trusco Capital Management, Inc.

                                         /s/signature omitted

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

BALANCED FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (56.5%)
BASIC MATERIALS (0.7%)
   Air Products & Chemicals            41,800       $ 1,353
   Mead                                12,200           435
   Monsanto                            14,600           616
                                                     ------
                                                      2,404
                                                     ------
CAPITAL GOODS (7.4%)
   Allied Waste Industries*            12,600           102
   Eastman Kodak                        5,100           316
   General Dynamics                     7,100           366
   General Electric                    66,100         8,593
   Honeywell                           13,400         1,500
   Minnesota Mining & Manufacturing    10,100           965
   Republic Services, Cl A*            45,100           561
   Textron                             45,600         3,240
   Tyco International                 133,018         5,329
   United Technologies                 48,900         2,763
   Waste Management*                   25,161           409
   W.W. Grainger                       14,500           683
                                                     ------
                                                     24,827
                                                     ------
COMMUNICATION SERVICES (1.9%)
   Centurytel                          25,900         1,191
   Charter Communications*             17,400           403
   Fox Entertainment Group, Cl A*      25,900           596
   GTE                                 17,300         1,263
   MCI WorldCom*                       18,743         1,550
   Sprint                              16,900         1,172
                                                     ------
                                                      6,175
                                                     ------
CONSUMER CYCLICALS (12.2%)
   Abercrombie & Fitch, Cl A*          13,700           444
   Bed Bath & Beyond*                  25,000           781
   Brinker International*              41,400           937
   Carnival                            39,300         1,734
   Cendant*                           113,341         1,877
   Costco Wholesale*                   31,500         2,888
   CVS                                 60,800         2,413
   Ecolab                              48,200         1,669
   Family Dollar Stores                16,100           289
   Gannett                             22,900         1,639
   Harley-Davidson                      9,000           549
   Hasbro                              53,700         1,158
   Home Depot                           3,700           293
   Interpublic Group                   12,300           578
   Kroger*                            117,700         2,508
   Lear*                               32,400         1,071
   Linens 'N Things*                   24,300           820
   Lowe's                              68,200         3,397
   Masco                               98,550         2,488
   Maytag                              16,000           763

--------------------------------------------------------------------------------
                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   Mediaone Group*                     19,900       $ 1,577
   New York Times, Cl A                15,200           584
   Office Depot*                      137,350         1,528
   Royal Caribbean Cruises              6,200           306
   Saks*                               51,400           899
   SPX*                                12,100           901
   Starwood Hotels and Resorts*         3,955            88
   Tandy                               64,400         4,935
   Time Warner                         12,700           783
   United Rentals*                     34,200           590
   Young & Rubicam*                     3,800           198
                                                     ------
                                                     40,685
                                                     ------
CONSUMER STAPLES (4.7%)
   Anheuser Busch                       7,900           591
   Coca Cola Enterprises               50,000         1,059
   ConAgra                             55,300         1,334
   Dial                                26,600           746
   Flowers Industries                  23,800           390
   Kimberly Clark                       3,800           243
   General Mills                       11,300           426
   Nabisco Group Holdings              64,900           750
   Nike, Cl B                             600            28
   Pepsi Bottling Group*               39,200           686
   PepsiCo                             60,200         2,081
   Philip Morris                        2,300            61
   Ralston Purina                       9,000           267
   Rite Aid                            40,200           304
   Safeway*                            22,900           844
   Sara Lee                            33,400           810
   Seagram                             24,500         1,067
   Unilever NV*                        24,300         1,323
   US Foodservice*                     80,160         1,453
   Viacom, Cl B*                       23,300         1,159
                                                     ------
                                                     15,622
                                                     ------
ENERGY (2.8%)
   Anadarko Petroleum                  11,800           355
   Burlington Resources                42,500         1,429
   Conoco                              38,200         1,000
   Consolidated Natural Gas             8,600           551
   EOG Resourses                       23,700           438
   Halliburton                          7,300           282
   Mobil                                6,000           626
   Niagara Mohawk Holdings*            12,100           181
   Texaco                              50,900         3,102
   Unocal                              39,600         1,314
                                                     ------
                                                      9,278
                                                     ------

--------------------------------------------------------------------------------
                                                                 (UNAUDITED)

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (5.9%)
   Ace Ltd                             57,300        $  974
   American International Group        23,328         2,409
   AmSouth Bancorp                     18,401           415
   Associates First Capital            28,100           934
   Bank of America                     28,231         1,652
   Bank United, Cl A                   14,100           502
   BB&T                                 4,700           151
   Comerica                             6,400           339
   Conseco                             46,000           932
   Equifax                              5,900           146
   FHLMC                               28,800         1,422
   First Security                       6,500           183
   Fleet Boston Financial              42,870         1,621
   Mellon Financial                    57,600         2,099
   MGIC Investment                      7,400           418
   PNC Bank                            13,100           730
   Radian Group                        10,200           499
   Torchmark                            9,700           308
   U.S. Bancorp                        35,700         1,220
   Unumprovident                       46,100         1,501
   Washington Mutual                   46,576         1,351
                                                     ------
                                                     19,806
                                                     ------
HEALTH CARE (6.9%)
   Alza, Cl A*                         39,500         1,706
   American Home Products              30,100         1,565
   Baxter International                35,800         2,419
   Bristol-Myers Squibb                22,800         1,666
   Cardinal Health                     49,665         2,598
   Eli Lilly                           53,350         3,828
   Forest Laboratories*                24,800         1,269
   Health Management Associates,
     Cl A*                             55,800           687
   Healthsouth*                        56,828           323
   Medtronic                           10,300           400
   Merck                               29,800         2,339
   Schering Plough                     10,700           547
   Tenet Healthcare*                   26,400           589
   Warner Lambert                      34,000         3,049
                                                     ------
                                                     22,985
                                                     ------
TECHNOLOGY (13.9%)
   ADC Telecommunications*             35,800         1,909
   Agilent Technologies Inc*            3,600           152
   Analog Devices*                     12,400           712
   BMC Software*                       12,000           874
   Ceridian*                           81,100         1,754
   Cisco Systems*                      62,000         5,530
   Computer Sciences*                  16,400         1,070
   Comverse Technology*                 7,600           919
   Dell Computer*                       4,000           172
   EMC*                                34,800         2,908

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   General Instrument*                 13,300        $  871
   Hewlett Packard                     19,000         1,803
   IBM                                 59,400         6,122
   Intel                               40,100         3,075
   Lucent Technologies                 49,088         3,586
   Microsoft*                          77,900         7,093
   Nortel Networks                     15,100         1,117
   Sun Microsystems*                   32,300         4,272
   Texas Instruments                   22,300         2,142
   Xerox                                8,600           233
                                                     ------
                                                     46,314
                                                     ------
TRANSPORTATION (0.1%)
   Delta Air Lines                      4,600           227
   Southwest Airlines                  10,300           168
   Trans World Air*                     4,100            86
                                                     ------
                                                        481
                                                     ------
Total Common Stocks
     (Cost $148,790)                                188,577
                                                    -------
PREFERRED STOCKS (1.1%)
COMMUNICATION SERVICES (0.2%)
   Cox Communication,
     CV to 0.8621 Shares*               7,300           650
                                                     ------
CONSUMER STAPLES (0.3%)
   Suiza Capital Trust II,
     CV to 0.639 Shares,
     Callable 04/02/01 @ 51.719            35         1,158
                                                     ------
ENERGY (0.5%)
   Apache, CV to 0.8197 Shares         22,000           748
   CMS Energy, CV to 0.783 Shares*     26,200           956
                                                     ------
                                                      1,704
                                                     ------
FINANCE (0.1%)
   Conseco Financial Trust,
     CV to 0.9363 Shares               10,000           263
                                                     ------
Total Preferred Stocks
     (Cost $4,246)                                    3,775
                                                     ------
CORPORATE OBLIGATIONS (25.8%)
FINANCE (18.4%)
   Aon
     6.900%, 07/01/04                 $ 3,400         3,332
   Aristar
     7.250%, 06/15/06                   2,600         2,535
   Associates
     6.250%, 11/01/08                   3,650         3,399
   Bank of America
     6.625%, 06/15/04                   2,000         1,965

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

BALANCED FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Cit Group Holdings
     6.500%, 06/14/02                 $ 2,850       $ 2,825
   Conseco
     8.500%, 10/15/02                   2,400         2,400
     6.800%, 06/15/05                   1,800         1,645
     6.400%, 06/15/11                   2,000         1,948
   Countrywide Home Loan
     6.850%, 06/15/04                   2,750         2,685
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                   2,300         2,205
   Donaldson Lufkin, MTN
     6.150%, 05/04/04                   1,250         1,192
   Finova Capital
     7.250%, 07/12/06                   2,200         2,148
   Finova Capital, MTN
     7.300%, 09/22/03                   3,000         2,978
   Ford Motor Credit
     6.125%, 04/28/03                   4,000         3,900
   General Electric Capital,
     Ser A, MTN
     6.267%, 07/23/03                   4,250         4,170
     6.810%, 11/03/03                   2,350         2,350
   Great Western Financial
     8.600%, 02/01/02                     800           818
   Heller Financial, Ser I, MTN
     6.500%, 07/22/02                   2,250         2,213
   Household Finance
     7.200%, 07/15/06                   2,250         2,242
   Paine Webber Group,
     Ser C, MTN
     6.020%, 04/22/02                   3,000         2,918
   Provident
     7.000%, 07/15/18                   2,550         2,209
   Reliastar Financial
     8.000%, 10/30/06                   1,350         1,342
     6.500%, 11/15/08                   2,000         1,840
   Salomon
     7.300%, 05/15/02                   1,750         1,765
   Salomon Smith Barney
     6.250%, 01/15/05                   1,750         1,667
   Wachovia
     5.625%, 12/15/08                   1,300         1,165
   Washington Mutual
     7.500%, 08/15/06                   1,425         1,425
                                                     ------
                                                     61,281
                                                     ------

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL (6.6%)
   AT&T
     6.000%, 03/15/09                 $ 2,600       $ 2,395
     6.500%, 03/15/29                   2,750         2,403
   AT&T Capital, MTN
     6.890%, 01/25/02                   2,750         2,740
   Dillards
     6.430%, 08/01/04                   2,700         2,562
   Dow Chemical
     7.375%, 11/01/29                   1,000           973
   Marriot International
     7.875%, 09/15/09                   1,500         1,491
   Philip Morris
     7.500%, 04/01/04                   1,000           986
   Procter & Gamble
     6.875%, 09/15/09                   1,150         1,146
   Sprint Capital
     6.900%, 05/01/19                   2,000         1,850
   Times Mirror
     7.450%, 10/15/09                   1,000         1,009
   Trans-Canada Pipelines
     7.150%, 06/15/06                   1,800         1,760
   Wal-Mart Stores
     6.875%, 08/10/09                   2,800         2,783
                                                     ------
                                                     22,098
                                                     ------
UTILITIES (0.8%)
   Florida Power & Light
     5.875%, 04/01/09                   3,000         2,738
                                                     ------
Total Corporate Obligations
     (Cost $88,390)                                  86,117
                                                     ------
CONVERTIBLE BONDS (0.7%)
   Baker Hughes, CV to 18.599 Shares,
     Callable 12/27/99 @ 73.18 (A)
     0.000%, 05/05/08                     600           425
   Network Associates,
     CV to 8.538 Shares (A)
     0.000%, 02/13/18                   1,000           373
   Potomac Electric Power,
     CV to 29.5 Shares
     5.000%, 09/01/02                   1,300         1,237
   WMX Technologies,
     CV to 18.9065 Shares,
     Callable 03/15/00 @ 84.303
     2.000%, 01/24/05                     500           409
                                                     ------
Total Convertible Bonds
     (Cost $2,663)                                    2,444
                                                     ------

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (3.0%)
   FHLMC
     5.750%, 03/15/09                 $ 4,600       $ 4,267
   FNMA
     6.250%, 05/15/29                   6,250         5,672
                                                     ------
Total U.S. Agency Mortgage-Backed
     Obligations
     (Cost $9,913)                                    9,939
                                                     ------
U.S. TREASURY OBLIGATIONS (7.3%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                   6,550         7,135
   U.S. Treasury Notes
     6.000%, 08/15/09                  14,325        14,138
     6.125%, 08/15/29                   3,225         3,160
                                                     ------
Total U.S. Treasury Obligations
     (Cost $24,716)                                  24,433
                                                     ------
REPURCHASE AGREEMENTS (5.2%)
   Greenwich
     5.67%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $17,188,692 (collateralized by
     various FNMA obligations: total
     market value $17,533,952) (D)     17,189        17,189
                                                     ------
Total Repurchase Agreements
     (Cost $17,189)                                  17,189
                                                     ------
Total Investments (99.6%)
   (Cost $295,907)                                  332,474
                                                    -------
OTHER ASSETS AND LIABILITIES, NET (0.4%)              1,232
                                                    -------

--------------------------------------------------------------------------------
                                                 VALUE  (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
  authorization -- no par value) based
  on 18,029,176 outstanding shares
  of beneficial interest                          $200,876
Fund shares of the Investor Class
  (unlimited authorization -- no par
  value) based on 990,043 outstanding
   shares of beneficial interest                     11,537
Fund shares of the Flex Class
  (unlimited authorization -- no par
  value) based on 6,184,255 outstanding
  shares of beneficial interest                      79,446
Undistributed net investment income                   1,111
Accumulated net realized gain
  on investments                                      4,169
Net unrealized appreciation on investments           36,567
                                                   --------
TOTAL NET ASSETS (100.0%)                          $333,706
                                                   ========
Net Asset Value, Offering and Redemption
  Price Per Share -- Trust Shares                  $  13.26
                                                   ========
Net Asset Value and Redemption
  Price Per Share -- Investor Shares               $  13.32
                                                   ========
Maximum Offering Price Per Share --
  Investor Class ($13.32 / 96.25%)                 $  13.84
                                                   ========
Net Asset Value, Offering and Redemption
  Price Per Share -- Flex Shares (1)               $  13.16
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.7%)
BASIC MATERIALS (1.1%)
   Air Products & Chemicals           388,300     $  12,571
   Mead                               130,300         4,650
   Monsanto                           124,800         5,265
                                                   --------
                                                     22,486
                                                   --------
CAPITAL GOODS (11.6%)
   Allied Waste Industries*           201,200         1,635
   Eastman Kodak                       53,200         3,292
   General Dynamics                   105,400         5,435
   General Electric                   691,800        89,934
   Honeywell                          115,500        12,929
   Minnesota Mining &
     Manufacturing                    107,700        10,292
   Republic Services, Cl A*           472,800         5,880
   Textron                            428,600        30,457
   Tyco International               1,399,504        56,068
   United Technologies                415,600        23,481
   W.W. Grainger                       77,500         3,652
   Waste Management*                  226,156         3,675
                                                    -------
                                                    246,730
                                                    -------
COMMUNICATION SERVICES (3.2%)
   Centurytel                         294,850        13,563
   Charter Communications*            178,600         4,141
   Fox Entertainment Group, Cl A*     188,300         4,331
   GTE                                183,800        13,417
   MCI WorldCom*                      228,269        18,875
   Sprint                             204,800        14,208
                                                     ------
                                                     68,535
                                                     ------
CONSUMER CYCLICALS (20.3%)
   Abercrombie & Fitch, Cl A*         143,100         4,633
   Bed Bath & Beyond*                 278,000         8,687
   Brinker International*             427,900         9,681
   Carnival                           472,300        20,840
   Cendant*                         1,051,715        17,419
   Costco Wholesale*                  358,800        32,897
   CVS                                667,300        26,483
   Ecolab                             477,800        16,544
   Family Dollar Stores               167,100         2,997
   Gannett                            258,200        18,477
   Harley-Davidson                     90,000         5,490
   Hasbro                             565,100        12,185
   Home Depot                          39,100         3,091
   Interpublic Group                  137,300         6,453
   Kroger*                          1,312,800        27,979
   Lear*                              352,300        11,648
   Linens 'N Things*                  256,000         8,640
   Lowe's                             765,700        38,141
   Masco                              879,800        22,215
   Maytag                             175,200         8,355

--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   Mediaone Group*                    215,700     $  17,094
   New York Times, Cl A               172,200         6,619
   Office Depot*                    1,560,950        17,366
   Royal Caribbean Cruises             33,500         1,654
   Saks*                              470,600         8,235
   SPX*                               133,600         9,953
   Starwood Hotels and Resorts*           434            10
   Tandy                              689,500        52,833
   Time Warner                        132,600         8,180
   United Rentals*                    313,600         5,410
   Young & Rubicam*                    40,100         2,093
                                                   --------
                                                    432,302
                                                   --------
CONSUMER STAPLES (7.4%)
   Anheuser Busch                      83,800         6,269
   Coca Cola Enterprises              319,700         6,774
   ConAgra                            443,700        10,704
   Dial                               288,700         8,102
   Flowers Industries                 272,800         4,467
   General Mills                      610,003         2,280
   Kimberly Clark                      37,600         2,402
   Nabisco Group Holdings             617,400         7,139
   Nike, Cl B                           6,600           304
   Pepsi Bottling Group*              479,400         8,389
   PepsiCo                            643,600        22,244
   Philip Morris                       25,100           660
   Ralston Purina                      94,100         2,794
   Rite Aid                           345,600         2,614
   Safeway*                           260,300         9,599
   Sara Lee                           392,400         9,516
   Seagram                            223,700         9,745
   Unilever NV*                       259,700        14,137
   US Foodservice*                    877,900        15,912
   Viacom, Cl B*                      244,000        12,139
                                                    -------
                                                    156,190
                                                    -------
ENERGY (4.5%)
   Anadarko Petroleum                 129,050         3,888
   Burlington Resources               454,800        15,293
   Conoco                             414,500        10,855
   Consolidated Natural Gas           116,800         7,490
   EOG Resourses                      273,300         5,056
   Halliburton                         88,500         3,424
   Mobil                               33,000         3,442
   Niagara Mohawk Holdings*           133,700         2,006
   Texaco                             519,100        31,633
   Unocal                             361,300        11,991
                                                     ------
                                                     95,078
                                                     ------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (9.3%)
   Ace Ltd                            521,300      $  8,862
   American International Group       250,495        25,864
   AmSouth Bancorp                    189,500         4,276
   Associates First Capital           271,300         9,021
   Bank of America                    308,938        18,073
   Bank United, Cl A                   87,900         3,131
   BB&T                                48,900         1,571
   Comerica                            66,000         3,498
   Conseco                            510,600        10,340
   Equifax                             61,900         1,532
   FHLMC                              222,500        10,986
   First Security                      77,700         2,185
   Fleet Boston Financial             453,440        17,146
   Mellon Financial                   595,800        21,709
   MGIC Investment                     74,500         4,209
   PNC Bank                           138,800         7,738
   Radian Group                       110,000         5,376
   Torchmark                           87,500         2,778
   U.S. Bancorp                       382,700        13,084
   Unumprovident                      366,900        11,947
   Washington Mutual                  511,924        14,846
                                                    -------
                                                    198,172
                                                    -------
HEALTH CARE (11.0%)
   Alza, Cl A*                        423,700        18,299
   American Home Products             264,400        13,749
   Baxter International               384,000        25,944
   Bristol-Myers Squibb               250,000        18,266
   Cardinal Health                    542,153        28,361
   Eli Lilly                          378,150        27,132
   Forest Laboratories*               275,300        14,092
   Health Management Associates,
     Cl A*                            781,600         9,623
   Healthsouth*                       523,419         2,977
   Medtronic                          105,800         4,113
   Merck                              342,764        26,907
   Schering Plough                    134,900         6,897
   Tenet Healthcare*                  275,900         6,156
   Warner Lambert                     357,000        32,018
                                                    -------
                                                    234,534
                                                    -------
TECHNOLOGY (24.1%)
   ADC Telecommunications*            282,900        15,082
   Agilent Technologies Inc*           36,500         1,540
   Analog Devices*                    141,800         8,145
   BMC Software*                      200,800        14,621
   Ceridian*                          885,300        19,145
   Cisco Systems*                     771,000        68,764
   Computer Sciences*                 184,200        12,019
   Comverse Technology*                40,300         4,871
   Dell Computer*                      32,100         1,380
   EMC*                               395,400        33,041
   General Instrument*                143,700         9,412

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Hewlett Packard                    201,000     $  19,070
   IBM                                614,900        63,373
   Intel                              465,800        35,721
   Lucent Technologies                565,351        41,306
   Microsoft*                         866,850        78,924
   Nortel Networks                    188,800        13,971
   Sun Microsystems*                  336,000        44,436
   Texas Instruments                  264,600        25,418
   Xerox                               67,300         1,821
                                                  ---------
                                                    512,060
                                                  ---------
TRANSPORTATION (0.2%)
   Delta Air Lines                     48,700         2,398
   Southwest Airlines                 114,800         1,873
   Trans World Air*                     4,400            92
                                                  ---------
                                                      4,363
                                                  ---------
Total Common Stocks
     (Cost $1,449,242)                            1,970,450
                                                  ---------
PREFERRED STOCKS (1.9%)
CONSUMER STAPLES (0.6%)
   Suiza Capital Trust II,
     CV to 0.6390 Shares,
     Callable 04/02/01 @ 51.719       358,100        11,683
                                                  ---------
COMMUNICATION SERVICES (0.3%)
   Cox Communication,
     CV to 0.8621 Shares*              74,500         6,635
                                                  ---------
ENERGY (1.0%)
   AES Trust III, CV to 0.7108 Shares* 75,000         3,877
   Apache, CV to 0.8197 Shares        162,000         5,508
   CMS Energy, CV to 0.783 Shares*    269,700         9,844
   Coastal, CV to 0.5384 Shares*       88,000         2,068
                                                  ---------
                                                     21,297
                                                  ---------
FINANCE (0.0%)
   Conseco Financial Trust,
     CV to 0.9363 Shares                5,500           145
                                                  ---------
Total Preferred Stocks
     (Cost $41,885)                                  39,760
                                                  ---------
CONVERTIBLE BONDS (1.0%)
   Baker Hughes, CV to 18.599 Shares,
     Callable 12/27/99 @ 73.18 (A)
     0.000%, 05/05/08                 $ 1,000           709
   Clear Channel Communications,
     CV to 9.4535 Shares
     1.500%, 12/01/02                   2,000         1,980
   Elan, CV to 13.75 Shares (A)
     0.000%, 12/14/18                  12,000         6,045

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

CAPITAL APPRECIATION FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS--CONTINUED
   Molten Metal Technology,
     CV to 25.8065 Shares (B)
     5.500%, 05/01/06               $  10,000       $    50
   Network Associates,
     CV to 8.538 Shares, Callable
     02/13/03 @ 49.452 (A) (B)
     0.000%, 02/13/18                  10,000         3,725
   Network Associates,
     CV to 8.538 Shares (A)
     0.000%, 02/13/18                   2,000           745
   Potomac Electric Power,
     CV to 29.5 Shares
     5.000%, 09/01/02                   1,000           951
   Tower Automotive,
     CV to 38.6399 Shares
     5.000%, 08/01/04                   4,200         3,533
   Waste Management,
     CV to 22.959 Shares
     4.000%, 02/01/02                   3,000         2,490
   WMX Technologies,
     CV to 18.9065 Shares,
     Callable 03/15/00 @ 84.303
     2.000%, 01/24/05                   1,000           818
                                                    -------
Total Convertible Bonds
     (Cost $28,520)                                  21,046
                                                    -------
CASH EQUIVALENTS (0.4%)
   Aim Liquid Assets Portfolio (C)      7,942         7,942
                                                    -------
Total Cash Equivalents
     (Cost $7,942)                                    7,942
                                                    -------
REPURCHASE AGREEMENTS (4.3%)
   Deutsche Bank
     5.67%, dated 11/30/99, matures
     12/01/99, repurchase price
     $41,749,061 (collateralized by
     FHLMC obligation: total
     market value $42,584,043) (D)     41,749        41,749
   Greenwich
     5.67%, dated 11/30/99, matures
     12/01/99, repurchase price
     $32,224,078 (collateralized by
     various FNMA obligations: total
     market value $32,869,625) (D)     32,224        32,224

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)      VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Salomon Brothers
     5.67%, dated 11/30/99, matures
     12/01/99, repurchase price
     $18,695,384 (collateralized by
     FHLMC obligation: total market
     value $19,620,547) (D)           $18,695    $   18,695
                                                 ----------
Total Repurchase Agreements
     (Cost $92,668)                                  92,668
                                                 ----------
Total Investments (100.3% )
   (Cost $1,620,257)                              2,131,866
                                                 ----------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)            (6,949)
                                                 ----------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 98,594,473 outstanding shares of
   beneficial interest                            1,158,347
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 17,745,919 outstanding
   shares of beneficial interest                    210,012
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 9,794,481 outstanding shares of
   beneficial interest                              149,973
Undistributed net investment loss                      (199)
Accumulated net realized gain
   on investments                                    95,175
Net unrealized appreciation on investments          511,609
                                                 ----------
TOTAL NET ASSETS (100.0%)                        $2,124,917
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                $    16.91
                                                 ==========
Net Asset Value and Redemption
   Price Per Share-- Investor Shares             $    16.76
                                                 ==========
Maximum Offering Price Per Share --
   Investor Class ($16.76 / 96.25%)              $    17.41
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)             $    16.37
                                                 ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.1%)
BASIC MATERIALS (1.4%)
   Avery Dennison                      26,400       $ 1,567
                                                    -------
CAPITAL GOODS (13.3%)
   Applied Materials*                  12,000         1,169
   Corning                             12,500         1,171
   Dover                               37,000         1,605
   Minnesota Mining &
     Manufacturing                     19,600         1,873
   Motorola                            11,200         1,280
   Sysco                               63,600         2,421
   Tellabs*                            40,800         2,647
   Tyco International                  62,300         2,496
                                                    -------
                                                     14,662
                                                    -------
COMMUNICATION SERVICES (4.0%)
   Alltel                              26,900         2,327
   BellSouth                           46,000         2,125
                                                    -------
                                                      4,452
                                                    -------
CONSUMER CYCLICALS (22.7%)
   Brinker International*              58,300         1,319
   CDW Computer Centers*               18,400         1,294
   Circuit City                        55,600         2,697
   Costco Wholesale*                   32,000         2,934
   CVS                                 46,200         1,834
   Family Dollar Stores                61,200         1,098
   Gannett                             25,000         1,789
   Hasbro                              52,000         1,121
   Home Depot                          34,300         2,712
   Interpublic Group                   41,000         1,927
   Limited                             49,300         2,092
   Liz Claiborne                       37,000         1,385
   Omnicom Group                       13,800         1,216
   Wal-Mart Stores                     28,500         1,642
                                                    -------
                                                     25,060
                                                    -------
CONSUMER STAPLES (4.9%)
   Anheuser Busch                      26,900         2,012
   Nike, Cl B                          20,400           938
   Paychex                             21,000           839
   Procter & Gamble                    15,000         1,620
                                                    -------
                                                      5,409
                                                    -------
ENERGY (3.2%)
   EOG Resourses                      106,100         1,963
   Halliburton                         41,500         1,606
                                                    -------
                                                      3,569
                                                    -------

--------------------------------------------------------------------------------
                                       SHARES/
                                  FACE AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (16.3%)
   Aflac                               46,500       $ 2,226
   AMBAC                               24,800         1,352
   Capital One Financial               21,700         1,010
   Citigroup                           46,800         2,521
   FHLMC                               45,400         2,242
   Firstar                             79,600         2,070
   MBNA                                57,400         1,449
   MGIC Investment                     29,000         1,638
   Providian Financial                 31,700         2,508
   Zebra Technologies, Cl A*           16,400           990
                                                    -------
                                                     18,006
                                                    -------
HEALTH CARE (7.9%)
   Amgen*                              22,600         1,030
   Biomet                              32,500         1,030
   Johnson & Johnson                   16,700         1,733
   Schering Plough                     51,800         2,648
   Warner Lambert                      25,400         2,278
                                                    -------
                                                      8,719
                                                    -------
TECHNOLOGY (21.4%)
   Allied Signal                       43,800         2,620
   BMC Software*                       22,200         1,616
   Cisco Systems*                      20,000         1,784
   Compuware*                          96,600         3,266
   EMC*                                25,200         2,106
   Electronics for Imaging*            44,700         1,992
   Intel                               37,600         2,883
   Microsoft*                          22,300         2,030
   Oracle*                             28,000         1,899
   Synopsys*                           20,500         1,484
   Texas Instruments                   20,000         1,921
                                                    -------
                                                     23,601
                                                    -------
Total Common Stocks
     (Cost $97,057)                                 105,045
                                                    -------
REPURCHASE AGREEMENT (5.0%)
   Morgan Stanley
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $5,536,208, (collateralized by
     FNMA obligation: total market
     value $5,647,845)                $ 5,536         5,536
                                                    -------
Total Repurchase Agreement
     (Cost $5,536)                                    5,536
                                                    -------
Total Investments (100.1%)
   (Cost $102,593)                                  110,581
                                                    -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)              (105)
                                                    -------

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

CORE EQUITY FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
  authorization -- no par value) based
   on 10,201,314 outstanding shares
   of beneficial interest                          $102,395
Distribution in excess of net
   investment income                                    (13)
Accumulated net realized gain on investments            106
Net unrealized appreciation on investments            7,988
                                                   --------
TOTAL NET ASSETS 100.0%                            $110,476
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $  10.83
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999                          (UNAUDITED)


EMERGING MARKETS EQUITY FUND

--------------------------------------------------------------------------------
                                       SHARES       VALUE (000)

--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (58.2%)
ARGENTINA (1.3%)
   Capex, Cl A*                         4,189         $  22
   Quilmes Industrial                  22,000           256
                                                      -----
                                                        278
                                                      -----
BRAZIL (3.1%)
   Telesp Participacoes                36,100           650
                                                      -----
CHILE (3.9%)
   Administradora de Fondos de
     Pensiones Provida ADR             29,500           607
   Banco de A. Edwards ADR Rights*      4,674             3
   Quimica Y Minera Chile ADR           8,300           236
                                                      -----
                                                        846
                                                      -----
CZECH REPUBLIC (2.2%)
   SPT Telecom                         33,000           476
                                                      -----
GREECE (2.2%)
   Hellenic Telecommunication
     Organization                      21,583           463
                                                      -----
HONG KONG (5.5%)
   First Pacific                    2,200,000         1,190
                                                      -----
HUNGARY (1.7%)
   Matav                               60,000           365
                                                      -----
INDIA (1.5%)
   Mahanagar Telephone
     Nigam GDR                         36,500           324
                                                      -----
INDONESIA (7.1%)
   Gulf Indonesia Resources*          150,000         1,134
   Indonesian Satellite ADR            18,000           250
   PT Indosat, F                       96,000           135
                                                      -----
                                                      1,519
                                                      -----
ISRAEL (4.8%)
   ECI Telecommunications              40,800         1,023
                                                      -----
MEXICO (6.7%)
   Fomento Economico Mexicano
     ADR                               10,000           379
   Grupo Continental                  235,500           347
   Panamerican Beverages               38,300           718
                                                      -----
                                                      1,444
                                                      -----
--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
PHILIPPINES (6.90%)
  Ayala                            2,000,000        $   478
   San Miguel                         729,000         1,007
                                                    -------
                                                      1,485
                                                    -------
SINGAPORE (8.1%)
   Overseas - Chinese Banking          34,650           260
   Asia Pulp & Paper ADR*             175,000         1,486
                                                    -------
                                                      1,746
                                                    -------
SOUTH AFRICA (3.2%)
   South African Breweries             73,616           692
                                                    -------
Total Foreign Common Stocks
     (Cost $12,880)                                  12,501
                                                    -------
Total Investments (58.2%)
   (Cost $12,880)                                   $12,501
                                                    =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

E-COMMERCE OPPORTUNITY FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.3%)
CAPITAL GOODS (17.0%)
   Alpha Industries*                    1,700        $  103
   Cobalt Networks*                     1,000           169
   Copart*                              4,510           117
   Corning                              2,107           197
   Enron                                3,316           126
   Ericsson Telephone ADR               7,734           373
   JDS Uniphase*                        1,031           236
   Motorola                             3,211           367
   Network Appliance*                   1,600           188
   Qualcomm*                              948           343
   Safeguard Scientifics*               3,281           365
   Symbol Technologies                  4,000           191
   Tellabs*                             3,572           232
   VerticalNet*                         2,147           188
   Winstar Communications*              3,212           163
   Zebra Technologies, Cl A*            2,060           124
                                                     ------
                                                      3,482
                                                     ------
COMMUNICATION SERVICES (9.6%)
   Amdocs*                             14,459           509
   America Online*                      5,726           416
   AT&T-Liberty Media, Cl A*            5,984           250
   Broadvision*                         2,365           220
   Exodus Communications*               1,927           208
   Globalstar Telecommunications
     Limited*                           5,901           142
   MCI WorldCom*                        2,560           212
                                                     ------
                                                      1,957
                                                     ------
CONSUMER CYCLICALS (20.7%)
   Cox Communications*                  3,203           151
   Ebay*                                1,898           313
   Federated Department Stores*         2,739           129
   First Data                           4,596           199
   IXL Enterprises*                    11,517           415
   Omnicom Group                        2,849           251
   Priceline.com*                       3,141           195
   Sotheby's Holdings, Cl A             5,870           183
   Sykes Enterprises*                   7,471           298
   Time Warner                          3,780           233
   TMP Worldwide*                       2,951           280
   USWeb*                               2,275            94
   Verisign*                            1,503           279
   Viant*                               4,700           390
   Vignette*                            1,314           272
   Wal-Mart Stores                      5,597           322
   Webvan Group*                        2,500            62
   Whittman-Hart*                       2,730           168
                                                     ------
                                                      4,234
                                                     ------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (2.2%)
   Colgate-Palmolive                    4,000        $  219
   Viacom, Cl B*                        4,512           224
                                                     ------
                                                        443
                                                     ------
ENERGY (1.2%)
   Gemstar International*               2,168           244
                                                     ------
FINANCIALS (6.8%)
   American Express                     2,017           305
   Bank One                             2,760            97
   Charles Schwab                       8,480           322
   E*trade*                             5,810           175
   Goldman Sachs Group                  3,730           280
   Knight/Trimark Group, CL A*          5,210           215
                                                     ------
                                                      1,394
                                                     ------
TECHNOLOGY (32.0%)
   Allaire*                             1,500           228
   Applied Micro Circuits*              2,458           204
   Business Objects ADR*                4,018           356
   Checkpoint Software*                 2,388           338
   Cisco Systems*                       4,841           432
   E-Tek Dynamics*                      3,910           293
   EMC*                                 3,126           261
   Harbinger*                           6,820           120
   IBM                                  1,228           127
   ISS Group*                           6,000           289
   Infospace.com*                       3,500           356
   Intel                                1,802           138
   Internet Capital Group*              1,126           189
   Mercury Interactive*                 1,930           160
   Microsoft*                           1,982           180
   New Era of Networks*                 6,000           289
   Oracle*                              6,427           436
   Sapient*                             4,136           321
   Siebel Systems*                      4,304           302
   Sun Microsystems*                    3,618           478
   Texas Instruments                    1,704           164
   Tibco Software Inc*                  4,927           478
   Triquint Semiconductor*              2,770           236
   Vitria Technology*                   1,800           180
                                                     ------
                                                      6,555
                                                     ------
TRANSPORTATION (1.8%)
   United Parcel Service*               5,400           357
                                                     ------
Total Common Stocks
     (Cost $16,134)                                  18,666
                                                     ------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE  AGREEMENT (8.7%)
  Morgan Stanley
   5.65%, dated 11/30/99, matures
   12/01/99, repurchase price
   $1,787,388 (collateralized by
   FNMA obligation: total market
   value  $1,823,965) (D)              $1,787      $ 1,787
                                                   -------
Total Repurchase  Agreement
   (Cost $1,787)                                     1,787
                                                   -------
Total  Investments  (100.0%)
   (Cost $17,921)                                  $20,453
                                                   =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.6%)
BASIC MATERIALS (4.4%)
   International Paper                450,000      $ 23,484
   Nucor                              200,000        10,087
                                                   --------
                                                     33,571
                                                   --------
CAPITAL GOODS (10.7%)
   Boeing                             325,000        13,264
   Deere                              350,000        15,028
   General Electric                   100,000        13,000
   Illinois Tool Works                200,000        12,950
   Ingersoll-Rand                     250,000        12,109
   Philips Electronics ADR*           130,000        15,535
                                                   --------
                                                     81,886
                                                   --------
COMMUNICATION SERVICES (4.5%)
   AT&T                               300,000        16,762
   SBC Communications                 350,000        18,178
                                                   --------
                                                     34,940
                                                   --------
CONSUMER CYCLICALS (10.4%)
   Albertson's                        400,000        12,775
   Dayton Hudson                      275,000        19,405
   Federated Department Stores*       250,000        11,766
   Ford Motor                          50,000         2,525
   Lowe's                              80,000         3,985
   Modis Professional Services*       900,000         9,619
   Walt Disney                        700,000        19,512
                                                   --------
                                                     79,587
                                                   --------
CONSUMER STAPLES (11.9%)
   Coca-Cola                          150,000        10,097
   Hershey Foods                      300,000        14,737
   Kellogg                            450,000        15,244
   PepsiCo                            325,000        11,233
   Philip Morris                      450,000        11,841
   Quaker Oats                        175,000        11,419
   Sara Lee                           700,000        16,975
                                                   --------
                                                     91,546
                                                   --------
ENERGY (8.3%)
   Exxon                              180,000        14,276
   Mobil                              130,000        13,561
   Royal Dutch Petroleum              200,000        11,600
   Schlumberger                       200,000        12,012
   Texaco                             200,000        12,187
                                                   --------
                                                     63,636
                                                   --------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (15.3%)
   American International Group       175,000      $ 18,069
   Bank of America                    175,000        10,238
   Berkshire Hathaway, Cl B*            8,000        14,920
   Citigroup                          225,000        12,122
   Fannie Mae                         250,000        16,656
   Fleet Boston Financial             200,000         7,562
   KeyCorp                            200,000         5,400
   Morgan Stanley Dean Witter          75,000         9,047
   Washington Mutual                  300,000         8,700
   Wells Fargo                        325,000        15,113
                                                   --------
                                                    117,827
                                                   --------
HEALTH CARE (9.9%)
   Amgen*                             400,000        18,225
   Johnson & Johnson                  200,000        20,750
   Merck                              250,000        19,625
   Schering Plough                    350,000        17,894
                                                   --------
                                                     76,494
                                                   --------
TECHNOLOGY (17.8%)
   3Com*                              450,000        17,916
   Adaptec*                           250,000        13,469
   Cisco Systems*                     200,000        17,838
   Compaq Computer                    250,000         6,109
   Hewlett Packard                    150,000        14,231
   IBM                                100,000        10,306
   Intel                              225,000        17,255
   Microsoft*                         150,000        13,657
   Quantum*                           800,000        12,600
   Sun Microsystems*                  100,000        13,225
                                                   --------
                                                    136,606
                                                   --------
TRANSPORTATION (0.7%)
   Canadian Pacific Limited           250,000         5,422
                                                   --------
UTILITIES (3.7%)
   Duke Power                         325,000        16,473
   Southern                           500,000        11,688
                                                   --------
                                                     28,161
                                                   --------
Total Common Stocks
     (Cost $564,447)                                749,676
                                                   --------

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)
CASH EQUIVALENT OR MONEY MARKET FUND (3.2%)
   Aim Liquid Assets Portfolio        $21,365      $ 21,365
   SEI Daily Income Trust
     Prime Obligation Portfolio         3,449         3,449
                                                   --------
Total Cash Equivalent
     (Cost $24,814)                                  24,814
                                                   --------
Total Investments (100.8%)
   (Cost $589,261)                                  774,490
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (-0.8%)            (6,272)
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 44,243,039 outstanding shares of
   beneficial interest                              494,453
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 2,512,324 outstanding shares of
   beneficial interest                               32,217
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 3,256,380 outstanding shares of
   beneficial interest                               48,023
Undistributed net investment income                   1,554
Accumulated net realized gain
   on investments                                     6,742
Net unrealized appreciation on investments          185,229
                                                   --------
TOTAL NET ASSETS (100.0%)                          $768,218
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $  15.36
                                                   ========
Net Asset Value and Redemption
   Price Per Share-- Investor Shares               $  15.47
                                                   ========
Maximum Offering Price Per Share --
   Investor Class ($15.47 / 96.25%)                $  16.07
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                $  15.33
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (75.2%)
AUSTRALIA (2.6%)
   Broken Hill Proprietary            426,232       $ 4,669
   Leighton Holdings                1,317,000         4,927
   National Australia Bank            390,287         5,628
                                                    -------
                                                     15,224
                                                    -------
AUSTRIA (0.9%)
   Erste Bank                          59,300         2,859
   Mayr-Melnhof Karton                 65,000         2,715
                                                    -------
                                                      5,574
                                                    -------
CANADA (0.0%)
   Nortel Networks                        270            20
                                                    -------
DENMARK (0.1%)
   Danisco                             17,700           725
                                                    -------
FRANCE (12.0%)
   Aventis                             53,500         3,319
   Coflexip Stena Offshore             82,900         6,858
   Dexia France                        53,380         8,810
   ISIS                                 9,100           550
   Lafarge                            109,100        10,307
   Lagardere S.C.A.                   200,500         9,466
   Schneider Electric                  52,600         3,555
   Suez Lyonnaise des Eaux             48,480         7,155
   Technip                             88,410         8,477
   Total Fina, Cl B                    62,261         8,297
   Valeo                               61,550         4,129
                                                    -------
                                                     70,923
                                                    -------
GERMANY (3.1%)
   Henkel                             117,650         7,418
   Metallgesellschaft                 578,900        10,716
                                                    -------
                                                     18,134
                                                    -------
GREECE (1.1%)
   Hellenic Telecom Organization
     ADR                              101,250         1,089
   Hellenic Telecom Organization      242,202         5,200
                                                    -------
                                                      6,289
                                                    -------
IRELAND (2.8%)
   Bank of Ireland                  1,984,545        16,366
                                                    -------
ISRAEL (1.6%)
   ECI Telecommunications             380,280         9,531
                                                    -------
ITALY (2.0%)
   ENI                              2,074,000        11,382
   Saipem                             165,400           647
                                                    -------
                                                     12,029
                                                    -------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN (17.5%)
   Aucnet                              36,300       $ 3,204
   Bank of Tokyo Mitsubishi           363,000         5,254
   East Japan Railway                   2,560        15,063
   Fuji Electric                    2,067,000         8,412
   Fuji Heavy Industries            1,134,000         8,463
   KAO                                223,000         6,626
   Kirin Brewery                      547,000         6,330
   Matsushita Electric Industrial     434,000        11,002
   NEC                                233,000         5,450
   Obayashi                         1,496,000         7,688
   Olympus Optical                    622,000         6,771
   Sumitomo Heavy Industries        1,221,000         3,616
   TDK                                 52,400         5,756
   Toshiba                          1,319,000         9,714
                                                    -------
                                                    103,349
                                                    -------
NETHERLANDS (3.2%)
   IHC Caland                         127,712         4,947
   KPN                                  1,484            83
   Nutreco Holdings                   265,800         7,776
   Unique International               274,015         6,344
                                                    -------
                                                     19,150
                                                    -------
NEW ZEALAND (1.1%)
   Fletcher Challenge Building      1,935,559         2,441
   Telecom of New Zealand             918,800         3,916
                                                    -------
                                                      6,357
                                                    -------
NORWAY (3.8%)
   Kvaerner                           196,400         3,705
   Petroleum Geo Services ADR*        517,200         8,081
   Petroleum Geo Services*            695,090        10,784
                                                    -------
                                                     22,570
                                                    -------
PANAMA (0.6%)
   Banco Latinamericano de
     Exportaciones                    150,400         3,610
                                                    -------
PHILIPPINES (0.4%)
   Ayala                            9,500,000         2,276
                                                    -------
SINGAPORE (2.1%)
   Asia Pulp & Paper ADR*             711,100         6,045
   Overseas - Chinese Banking         864,300         6,480
                                                    -------
                                                     12,525
                                                    -------
SOUTH KOREA (1.2%)
   Hite Brewery Limited*              109,200         3,109
   Pohang Iron & Steel ADR            121,600         4,370
                                                    -------
                                                      7,479
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
SWEDEN (0.8%)
   Castellum                           59,500      $    567
   SKF                                173,600         3,869
                                                   --------
                                                      4,436
                                                   --------
UNITED KINGDOM (18.3%)
   Allied Zurich                      968,050        11,741
   Bass                               657,582         7,429
   Billiton                         1,868,400         9,047
   Diageo                           1,659,616        15,063
   Glaxo Wellcome                     201,508         6,047
   Granada Group                      738,766         6,080
   Hanson                             715,900         5,989
   Invensys                         1,980,200         9,240
   Reckitt & Colman                   430,000         5,250
   Rolls-Royce                      2,588,100         7,879
   Royal & Sun Alliance Insurance   1,174,600         7,236
   SmithKline Beecham                 599,901         8,033
   South African Breweries*           966,774         8,898
                                                   --------
                                                    107,932
                                                   --------
Total Foreign Common Stocks
     (Cost $443,978)                                444,499
                                                   --------
TIME DEPOSIT (2.5%)
   Cayman Time Deposit
     5.000%, 12/01/99                 $15,000        15,000
                                                   --------
Total Time Deposit
     (Cost $15,000)                                  15,000
                                                   --------
Total Investments (77.7% )
   (Cost $458,978)                                 $459,499
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

INTERNATIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (96.0%)
AUSTRALIA (2.2%)
   Amcor                               18,995        $   82
   AMP                                 12,551           117
   Brambles Industries                  3,313            91
   Broken Hill Proprietary             21,354           234
   Coles Myer                          30,235           154
   CSR                                 43,040           103
   Lend Lease                          10,599           135
   National Australia Bank             16,622           240
   Newscorp                            33,881           293
   Pacific Dunlop                      48,287            65
   Rio Tinto                            8,449           148
   Telstra                             61,083           355
   Westpac Banking                     36,880           248
   WMC                                 33,829           155
                                                     ------
                                                      2,420
                                                     ------
AUSTRIA (1.0%)
   Bank Austria                         6,419           340
   Generali Holding Vienna                555            81
   Oest Elektrizatswirts, Cl A*         2,213           286
   OMV                                  1,963           178
   Wienerberger Baustoffindustr        11,202           221
                                                     ------
                                                      1,106
                                                     ------
BELGIUM (1.6%)
   Bekaert                              1,620            82
   Delhaize Freres                      2,120           163
   Electrabel                             823           263
   Fortis CVG*                            861             4
   Fortis, Cl B                        15,274           527
   Groupe Bruxelles Lambert             1,264           218
   KBC Bancassurance Holding            3,588           169
   Solvay, Cl A                         1,847           138
   Tractebel                              602            98
   Union Miniere                          952            35
                                                     ------
                                                      1,697
                                                     ------
DENMARK (1.2%)
   D/S 1912, Cl B                          25           264
   D/S Svendborg, Cl B                     12           181
   Danisco                              2,710           111
   Den Danske Bank                      2,900           330
   Novo-Nordisk, Cl B                   1,270           166
   Tele Danmark, Cl B                   4,616           298
                                                     ------
                                                      1,350
                                                     ------
FINLAND (2.0%)
   Merita                              12,800            77
   Nokia, Cl A                         12,800         1,816
   Outokumpu, Cl A                      3,100            35
   Sonera Group                         2,600           108
   UPM-Kymmene                          3,500           117
                                                     ------
                                                      2,153
                                                     ------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FRANCE (10.8%)
   Accor                                  757       $   172
   Air Liquide                          2,016           297
   Alcatel Alsthom                      3,151           612
   Axa                                  4,061           549
   Banque National Paris, Cl A          2,738           251
   Bouygues                               403           186
   Canal Plus                           2,432           201
   Cap Gemini                           1,135           201
   Carrefour                            3,166           553
   Casino Guichard-Perrachon              806           101
   Cie de Saint Gobain                  1,466           250
   Compagnie Financiere de Paribas      2,411           268
   Elf Aquitane                         3,915           613
   Eridania Beghin-Say                  1,000           112
   France Telecom                      15,962         1,853
   Groupe Danone                          958           223
   L'Oreal                                771           508
   Lafarge                              1,827           173
   Legrand                                590           125
   Louis Vuitton-Moet Hennessy          1,270           413
   Michelin, Cl B                       4,464           179
   Pernod-Ricard                        2,179           124
   Peugeot                                861           169
   Pinault-Printemps-Redoute            1,744           364
   Promodes                               231           230
   Rhone Poulenc, Cl A                  4,603           286
   Sanofi-Synthelabo*                  16,354           675
   Schneider                            2,471           167
   SEITA                                1,967           101
   Societe Generale                     1,524           329
   Suez Lyonnaise des Eaux              1,830           270
   Total Fina, Cl B                     5,808           774
   Total Fina-Strip VVPR*               1,314            --
   Unibail                                400            52
   Valeo                                1,330            89
   Vivendi                              7,218           578
                                                    -------
                                                     12,048
                                                    -------
GERMANY (14.1%)
   Allianz                              3,930         1,153
   AMB Aachener & Muenchener
     Beteiligungs                       1,960           127
   BASF                                11,900           552
   Bayer                               11,360           481
   Bayerische Vereinsbank               6,972           433
   Beiersdorf                           2,040           138
   DaimlerChrysler                     18,166         1,239
   Deutsche Bank                       10,370           685
   Deutsche Telekom                    56,400         3,235
   Dresdner Bank                        8,900           416
   Heidelberger Zement                  1,374           100
   Hochtief                             1,260            48

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
GERMANY--CONTINUED
   Karstadt Quelle                      2,250       $    78
   Linde                                4,260           213
   Lufthansa                           12,730           281
   Man Muenchen                         3,410           104
   Mannesmann                           8,630         1,797
   Merck                                5,900           173
   Metro                                5,051           271
   Muenchener Rueckvers,
     Registered                         2,760           576
   Preussag                             8,510           428
   RWE                                  8,840           338
   SAP                                    950           312
   Schering                             1,810           215
   Siemens                             10,440         1,054
   Thyssen                              9,060           238
   Veba                                 9,510           465
   Viag                                16,758           277
   Volkswagen                           5,110           240
                                                    -------
                                                     15,667
                                                    -------
HONG KONG (1.5%)
   Cheung Kong Holdings                22,000           247
   CLP Holdings                        18,500            86
   Hang Seng Bank                      15,900           177
   Hong Kong & China Gas               44,000            57
   Hong Kong Telecommunications       100,800           275
   Hutchison Whampoa                   30,800           379
   New World Development               31,000            61
   Sun Hung Kai Properties             28,600           261
   Swire Pacific                       24,000           138
                                                    -------
                                                      1,681
                                                    -------
IRELAND (0.6%)
   Allied Irish Banks                  23,400           303
   CRH                                 16,100           323
                                                    -------
                                                        626
                                                    -------
ITALY (7.1%)
   Alitalia                            51,439           125
   Assicurazioni Generali              21,000           606
   Banca Commerciale Italiana          39,000           199
   Banca Intesa                        90,603           388
   Benetton Group                      97,500           198
   Beni Stabili*                       28,986            10
   Edison                              19,000           144
   ENI                                160,000           878
   Fiat                                 8,400           230
   Fiat RNC                             4,700            63
   INA                                126,000           352
   Italgas                             15,000            59
   Mediaset                            29,000           331

--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
ITALY--CONTINUED
   Mediobanca                          17,750       $   164
   Mondadori Editore                    3,734            77
   Montedison                          96,400           148
   Olivetti*                           87,500           187
   Parmalat Finanziaria                60,000            70
   Pirelli                             76,000           174
   Riunione Adriatica di Sicurta       11,635            99
   San Paolo-IMI                       28,986           363
   Sirti                               16,000            97
   Telecom Italia                     103,500         1,142
   Telecom Italia RNC                  16,000            86
   Telecom Italia Mobile               30,000           117
   Telecom Italia Mobile RNC          133,500         1,050
   Unicredito Italiano                 99,000           462
   Unione Immobiliare                 229,000           112
                                                    -------
                                                      7,931
                                                    -------
JAPAN (35.5%)
   Acom                                 2,100           258
   Advantest                            1,600           267
   Ajinomoto                           10,000           104
   Aoyamma Trading                      1,200            29
   Asahi Bank                          39,000           273
   Asahi Breweries                     10,000           118
   Asahi Chemical Industry             24,000           131
   Asahi Glass                         24,000           193
   Autobacs Seven                         900            34
   Bank of Tokyo - Mitsubishi          72,000         1,042
   Bank of Yokohama                    17,000            77
   Benesse                                300            72
   Bridgestone                         13,000           321
   Canon                               15,000           441
   Central Japan Railway                   21           132
   Chiyoda*                             5,000            10
   Chugai Pharmaceutical                2,000            22
   Citizen Watch                       11,000            68
   Cosmo Oil                           24,000            38
   Dai Nippon Printing                 10,000           174
   Daicel Chemical Industries           8,000            24
   Daiei                               25,000            93
   Daiichi Pharmaceutical               4,000            56
   Daikyo                               4,000            12
   Daimaru                              4,000            14
   Daito Trust Construction             2,000            25
   Daiwa House Industry                 6,000            54
   Daiwa Kosho Lease                   17,000            66
   Daiwa Securities                    23,000           329
   Denso                               15,000           324
   East Japan Railway                      58           341
   Ebara                               11,000           125
   Eisai                                4,000            89

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999


INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINED
   Fanuc                                5,000       $   417
   Fuji Bank                           54,000           647
   Fuji Photo Film                      9,000           366
   Fujita*                             17,000            12
   Fujitsu                             33,000         1,172
   Furukawa Electric                   24,000           257
   Gunze                               15,000            42
   Hankyu Department Stores             6,000            29
   Haseko*                             15,000             8
   Hitachi                             63,000           871
   Hokuriko Bank*                      17,000            40
   Honda Motor                         15,000           618
   Hoya                                 2,000           145
   Industrial Bank of Japan            43,000           507
   Isetan                               4,000            31
   Ito Yokado                           6,000           647
   Itochu*                             55,000           328
   Japan Airlines                      39,000           125
   Japan Energy                        37,000            36
   Japan Steel Works*                  12,000            17
   Japan Tobacco                           17           154
   Joyo Bank                           25,300           117
   Jusco                                7,000           134
   Kajima                              10,000            34
   Kaken Pharmaceutical                 4,000            27
   Kamigumi                             9,000            38
   Kanebo*                             10,000            17
   Kansai Electric Power               18,200           349
   Kao                                  9,000           267
   Kawasaki Heavy Industries           22,000            30
   Kawasaki Kisen Kaisha               10,000            16
   Kawasaki Steel*                     48,000            99
   Kinki Nippon Railway                42,000           175
   Kirin Brewery                       19,000           220
   Komatsu                             22,000           124
   Konami                                 600            81
   Koyo Seiko                           5,000            49
   Kubota                              33,000           129
   Kumagai Gumi*                       18,000            15
   Kyocera                              4,000           483
   Maeda Road Construction              4,000            20
   Marubeni                            19,000            74
   Marui                                6,000           103
   Matsushita Electric                 30,000           761
   Minebea                              9,000           141
   Mitsubishi                          26,000           227
   Mitsubishi Chemical                 50,000           207
   Mitsubishi Electric                 42,000           250
   Mitsubishi Estate                   22,000           237
   Mitsubishi Heavy Industries         52,000           169
   Mitsubishi Materials                44,000            95
   Mitsubishi Trust & Banking          20,000           231

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINED
   Mitsui                              35,000        $  267
   Mitsui Fudosan                      10,000            80
   Mitsui Trust & Banking              37,000           114
   Mitsui-Soko                          5,000            12
   Mitsukoshi*                         17,000            81
   Murata Manufacturing                 4,000           664
   Mycal                                9,000            44
   Namco                                2,300           135
   NEC                                 26,000           608
   New Oji Paper                       17,000           109
   NGK Spark Plug                       7,000            50
   Nikon                                6,000           152
   Nintendo                             1,500           250
   Nippon Express                      14,000            81
   Nippon Oil                          54,000           239
   Nippon Paper Industries             20,000           147
   Nippon Sharyo                        5,000            12
   Nippon Sheet Glass                  13,000            75
   Nippon Shinpan                       6,000            18
   Nippon Steel                       102,000           230
   Nippon Suisan Kaisha                10,000            20
   Nippon Telegraph & Telephone           197         3,535
   Nippon Yusen                        45,000           182
   Nishimatsu Construction              3,000            14
   Nissan Motor*                       42,000           196
   Nomura Securities                   31,000           553
   Noritake                            11,000            47
   NSK                                 10,000            85
   NTN                                 15,000            52
   Obayashi                            27,000           139
   Okumura                              5,000            17
   Olympus Optical                     10,000           109
   Orient*                              9,000            29
   Orix                                 1,000           163
   Osaka Gas                           38,000           102
   Oyo                                  2,200            38
   Penta-Ocean Construction            12,000            18
   Renown                               8,000            21
   Rohm                                 2,000           543
   Sakura Bank                         61,000           452
   Sanden                               7,000            45
   Sankyo                               7,000           172
   Sanrio                               2,000            81
   Sanyo Electric                      47,000           187
   Secom                                2,000           226
   Sega Enterprises*                    3,600           126
   Seino Transportation                 9,000            54
   Seiyu*                               6,000            25
   Sekisui Chemical                     9,000            43
   Sekisui House                       14,000           136
   Sharp                               20,000           409
   Shimachu                             1,000            14

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINED
   Shimano                              3,300       $    65
   Shimizu                             29,000            98
   Shin-Etsu Chemical                  12,000           474
   Shiseido                             5,000            80
   Shizuoka Bank                       12,000           128
   Skylark                              3,000            65
   SMC                                  1,100           194
   Snow Brand Milk Products             8,000            33
   Softbank                             1,200           867
   Sony                                 6,400         1,186
   Sumitomo                             9,000            88
   Sumitomo Bank                       47,000           721
   Sumitomo Chemical                   29,000           163
   Sumitomo Electric                   14,000           159
   Sumitomo Marine & Fire Insurance     6,000            42
   Sumitomo Metal                      76,000            73
   Taisei                              35,000            74
   Taisho Pharmaceutical                4,000           131
   Takara Shuzo                         4,000            55
   Takashimaya                          4,000            34
   Takeda Chemical                     20,000         1,181
   Takefuji                               800           115
   Toa                                 10,000            17
   Tobu Railway                        26,000            78
   Toei                                10,000            56
   Tohoku Electric Power               18,000           261
   Tokai Bank                          32,000           222
   Tokio Marine & Fire Insurance       23,000           293
   Tokyo Dome                           9,000            46
   Tokyo Electric Power                21,000           592
   Tokyo Electronics                    3,000           312
   Tokyo Gas                           55,000           119
   Tokyo Tatemono                       7,000            16
   Tokyotokeiba                        21,000            31
   Tokyu                               23,000            60
   Toppan Printing                     14,000           167
   Toray                               35,000           171
   Tostem                               5,000            90
   Toto                                12,700            78
   Toyo Seikan Kaisha                   6,300           113
   Toyota Motor                        58,000         1,968
   Trans Cosmos                           300            68
   Ube Industries                      31,000            76
   Uny                                  4,000            42
   Yamaha                               6,000            55
   Yamaichi Securities*                15,000            --
   Yamanouchi Pharmaceutical            8,000           349
   Yamato Transport                     5,000           167
                                                    -------
                                                     39,418
                                                    -------

--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS (2.3%)
   ABN Amro Holding                     6,040       $   147
   Aegon                                3,223           293
   Ahold                                6,552           209
   Akzo Nobel                           2,962           127
   Heineken                             3,696           179
   ING Groep                            4,880           275
   KPN                                  2,386           133
   Philips Electronics                  2,517           307
   Royal Dutch Petroleum                9,620           567
   TNT Post Group                       2,315            59
   Unilever                             2,844           157
   Wolters Kluwer                       5,094           154
                                                    -------
                                                      2,607
                                                    -------
NEW ZEALAND (0.3%)
   Carter Holt Harvey                 101,800           123
   Telecom of New Zealand              50,000           213
                                                    -------
                                                        336
                                                    -------
NORWAY (0.8%)
   Bergesen, Cl A                       4,850            72
   Christiana Bank                     30,500           141
   Den Norske Bank, Cl B               34,600           140
   Kvaerner                             2,500            47
   Norsk Hydro                          6,525           255
   Orkla, Cl A                          8,600           132
   Uni Storebrand*                      9,987            70
                                                    -------
                                                        857
                                                    -------
PORTUGAL (0.6%)
   Banco Comercial Portugues           39,230           226
   Electricidade de Portugal           10,624           167
   Portugal Telecom                    30,590           295
                                                    -------
                                                        688
                                                    -------
SINGAPORE (0.7%)
   DBS Group Holdings                  10,467           136
   Overseas - Chinese Banking          28,350           213
   Singapore Airlines                  28,000           283
   Singapore Telecommunications       105,000           198
                                                    -------
                                                        830
                                                    -------
SPAIN (3.3%)
   Aguas de Barcelona                   6,876           106
   Argentaria                           9,542           219
   Autopistas CESA                     12,802           131
   Banco Bilbao Vizcaya                30,048           420
   Banco Santander Central Hispano     57,184           629
   Endesa                              11,914           237
   Fomento De Construcciones y
     Contratas                          5,094           108

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999


INTERNATIONAL EQUITY INDEX FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
SPAIN--CONTINUED
   Gas Natural                          5,448       $   137
   Grupo Dragados                       8,350            77
   Iberdrola                           14,176           198
   Repsol                              14,543           318
   Tabacalera, Cl A                     8,940           148
   Telefonica - Bonus Rights*          41,949            17
   Telefonica*                         41,949           875
   Union Electrica Fenosa               4,282            72
                                                    -------
                                                      3,692
                                                    -------
SWEDEN (1.3%)
   AstraZeneca                          3,817           171
   Electrolux                           3,300            64
   Ericsson, Cl B                      10,900           529
   ForeningsSparbaken, Cl A             4,500            69
   Hennes & Mauritz, Cl B               6,800           216
   Skandinaviska Enskilda Banken
     Rights*                            1,080             6
   Skandinaviska Enskilda Banken        5,400            51
   Skanska, Cl B                        1,400            48
   Svenska Cellulosa, Cl B              2,300            64
   Svenska Handlesbanken, Cl A          4,800            65
   Swedish Match                       16,400            59
   Volvo, Cl B                          2,450            59
                                                    -------
                                                      1,401
                                                    -------
SWITZERLAND (1.6%)
   ABB Limited*                           783            78
   Credit Suisse Group                    790           148
   Nestle                                 162           292
   Novartis, Registered                   174           272
   Roche Holdings, Bearer                   5            84
   Roche Holdings, Genusschein             33           399
   Swiss Re                                45            92
   Swisscom                               280            95
   UBS                                    759           208
   Zurich Allied                          250           144
                                                    -------
                                                      1,812
                                                    -------
UNITED KINGDOM (7.5%)
   Abbey National                       7,124           121
   Allied Zurich                        8,498           103
   AstraZeneca Group                    4,255           190
   Barclays Bank                        7,549           218
   Bass                                10,173           115
   BG                                  18,252            96
   Boots                                7,687            77
   BP Amoco                            99,512         1,015
   British American Tobacco            23,034           145
   British Sky Broadcasting             9,683           127
   British Telecommunications          30,208           608
   Cable & Wireless                    12,419           160

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM--CONTINUED
   Cadbury Schweppes                   31,650       $   201
   CGU                                  8,305           126
   Diageo                              24,825           225
   General Electric                    18,477           284
   Glaxo Wellcome                      15,992           480
   Granada Group                       14,382           118
   Great Universal Stores               9,649            65
   Halifax                             24,158           277
   HSBC Holdings                       40,675           526
   Imperial Chemical                    8,890            91
   Invensys                            46,336           216
   J Sainsbury                         26,220           130
   Kingfisher                           6,674            62
   Legal & General Group               57,030           157
   Lloyds TSB Group                    26,841           344
   Marks & Spencer                     24,762           100
   National Power                       8,684            56
   Prudential                          13,456           221
   Rentokil Group                      23,005            88
   Reuters Group                        8,867            99
   Rio Tinto                           10,039           197
   Royal & Sun Alliance                10,696            66
   Royal Bank of Scotland Group         4,518            88
   Smithkline Beecham                  24,544           329
   Tesco                               42,363           115
   Unilever                            16,632           123
   Vodafone Group                     124,640           589
                                                    -------
                                                      8,348
                                                    -------
Total Foreign Common Stocks
     (Cost $76,830)                                 106,668
                                                    -------
FOREIGN PREFERRED STOCKS (0.6%)
AUSTRALIA (0.2%)
   News Corporation                    22,157           172
                                                    -------
GERMANY (0.3%)
   RWE                                  1,280            39
   SAP                                    680           275
   Volkswagen                           2,720            71
                                                    -------
                                                        385
                                                    -------
ITALY (0.1%)
   Fiat                                 7,200            93
                                                    -------
Total Foreign Preferred Stocks
     (Cost $525)                                        650
                                                    -------
FOREIGN BONDS (0.1%)
ITALY (0.1%)
   Tecnost
     4.534%, 06/23/04                 EU  174           178
                                                    -------
Total Foreign Bonds
     (Cost $16)                                         178
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                                   VALUE (000)
--------------------------------------------------------------------------------
Total Investments (96.7%)
   (Cost $77,371)                                  $107,496
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (3.3%)              3,617
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 7,349,052 outstanding shares of
   beneficial interest                               75,048
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 371,915 outstanding shares of
   beneficial interest                                3,225
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 185,481 outstanding shares of
   beneficial interest                                2,197
Distribution in excess of net
   investment income                                   (405)
Accumulated net realized gain
   on investments                                       927
Net unrealized appreciation
   on investments                                    30,125
Net unrealized depreciation on
   foreign currency and translation
   of other assets and liabilities in
   foreign currency investments                          (4)
                                                   --------
TOTAL NET ASSETS (100.0%)                          $111,113
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                   $ 14.07
                                                   ========

Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                 $  13.90
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($13.90 / 96.25%)               $  14.44
                                                   ========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Flex Shares (1)                                 $  13.88
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999


LIFE VISION BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (64.2%)
   STI Classic Capital Appreciation
     Fund, Trust Class*             1,124,069      $ 19,008
   STI Classic Growth & Income
     Fund, Trust Class*             1,874,547        28,793
   STI Classic Small Cap Equity
     Fund, Trust Class                592,342         5,302
   STI Classic Small Cap Growth
     Stock Fund, Trust Class*         435,839         7,069
                                                   --------
Total Equity Funds
     (Cost $54,261)                                  60,172
                                                   --------
FIXED INCOME FUNDS (32.4%)
   STI Classic Investment Grade
     Bond Fund, Trust Class         1,768,052        17,840
   STI Classic Short-Term Bond
     Fund, Trust Class                460,198         4,501
   STI Classic U.S. Government
     Securities Fund, Trust Class     801,391         8,062
                                                   --------
Total Fixed Income Funds
     (Cost $31,392)                                  30,403
                                                   --------
MONEY MARKET FUND (2.0%)
   STI Classic Prime Quality Money
     Market Fund, Trust Class       1,877,398         1,877
                                                   --------
Total Money Market Fund
     (Cost $1,877)                                    1,877
                                                   --------
Total Investments (98.6%)
   (Cost $87,530)                                    92,452
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.4%)              1,301
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 8,637,780 outstanding shares of
   beneficial interest                               86,030
Undistributed net investment income                     283
Accumulated net realized gain
   on investments                                     2,518
Net unrealized appreciation
   on investments                                     4,922
                                                   --------
TOTAL NET ASSETS (100.0%)                          $ 93,753
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $  10.85
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

LIFE VISION GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (71.3%)
   STI Classic Capital Appreciation
     Fund, Trust Class*               250,241      $  4,232
   STI Classic Growth & Income
     Fund, Trust Class*               486,795         7,477
   STI Classic Small Cap Equity
     Fund, Trust Class                154,052         1,379
   STI Classic Small Cap Growth
     Stock Fund, Trust Class*         110,756         1,796
                                                   --------
Total Equity Funds
     (Cost $13,402)                                  14,884
                                                   --------
FIXED INCOME FUNDS (25.8%)
   STI Classic Investment Grade
     Bond Fund, Trust Class           295,439         2,981
   STI Classic Short-Term Bond
     Fund, Trust Class                102,547         1,003
   STI Classic U.S. Government
     Securities Fund, Trust Class     138,866         1,397
                                                   --------
Total Fixed Income Fund
     (Cost $5,566)                                    5,381
                                                   --------
MONEY MARKET FUND (2.8%)
   STI Classic Prime Quality Money
     Market Fund, Trust Class         589,220           589
                                                   --------
Total Money Market Fund
     (Cost $589)                                        589
                                                   --------
Total Investments (100.0%)
   (Cost $19,557)                                    20,854
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                 10
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 1,990,289 outstanding shares of
   beneficial interest                               19,117
Undistributed net investment income                      17
Accumulated net realized gain
   on investments                                       433
Net unrealized appreciation
   on investments                                     1,297
                                                   --------
TOTAL NET ASSETS 100.0%                            $ 20,864
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $  10.48
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999


LIFE VISION MAXIMUM GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (95.2%)
   STI Classic Capital Appreciation
     Fund, Trust Class*               370,132      $  6,259
   STI Classic Growth & Income
     Fund, Trust Class*               548,751         8,429
   STI Classic Small Cap Equity
     Fund, Trust Class                260,731         2,334
   STI Classic Small Cap Growth
     Stock Fund, Trust Class*         177,622         2,881
                                                   --------
Total Equity Funds
     (Cost $18,165)                                  19,903
                                                   --------
MONEY MARKET FUND (4.8%)
   STI Classic Prime Quality Money
     Market Fund, Trust Class         988,294           988
                                                   --------
Total Money Market Fund
     (Cost $988)                                        988
                                                   --------
Total Investments (100.0%)
   (Cost $19,153)                                    20,891
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                  8
                                                   --------
NET ASSETS:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
    on 1,822,462 outstanding shares of
   beneficial interest                               18,522
Undistributed net investment income                       2
Accumulated net realized gain
   on investments                                       637
Net unrealized appreciation on investments            1,738
                                                   --------
TOTAL NET ASSETS (100.0%)                          $ 20,899
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $  11.47
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (87.0%)
BASIC MATERIALS (2.7%)
   Stillwater Mining*                 275,800      $  6,688
                                                   --------
CAPITAL GOODS (3.6%)
   Dycom Industries*                   60,100         2,419
   Herman Miller                      283,700         6,490
                                                   --------
                                                      8,909
                                                   --------
COMMUNICATION SERVICES (2.1%)
   Voicestream Wireless*               38,700         3,570
   Western Wireless, Cl A*             28,600         1,675
                                                   --------
                                                      5,245
                                                   --------
CONSUMER CYCLICALS (13.4%)
   Abercrombie & Fitch, Cl A*         154,700         5,008
   Answerthink Consulting Group*       43,900         1,139
   BJ's Wholesale Club*               149,300         5,580
   Harley-Davidson                     55,600         3,392
   Men's Wearhouse*                   449,150        11,566
   Outback Steakhouse*                 94,700         2,231
   Pixar*                              64,700         2,717
   Staff Leasing*                     230,000         1,926
                                                   --------
                                                     33,559
                                                   --------
CONSUMER STAPLES (12.6%)
   Dial                               182,500         5,121
   Flowers Industries                 164,100         2,687
   Hertz, Cl A                         91,000         3,850
   Imax*                              333,300         9,056
   US Foodservice*                    605,700        10,978
                                                   --------
                                                     31,692
                                                   --------
ENERGY (11.6%)
   Barrett Resources*                  97,800         2,598
   Burlington Resources                73,500         2,472
   Cooper Cameron*                     42,200         1,809
   Ensco International                146,200         2,933
   Global Industries*                 104,700           821
   Global Marine*                     126,400         1,936
   Nabors Industries*                 109,000         2,895
   Potomac Electric Power             152,500         3,631
   Precision Drilling*                240,900         5,179
   Smith International*                54,900         2,189
   Weatherford International*          69,900         2,442
                                                   --------
                                                     28,905
                                                   --------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (11.0%)
   Bank United, Cl A                   74,000      $  2,636
   Colonial Bancgroup                 374,200         4,280
   Dime Bancorp                       140,000         2,555
   First Virginia Banks                73,700         3,344
   Hibernia, Cl A                     230,300         2,922
   North Fork Bancorporation          233,500         4,699
   Peoples Heritage                   207,700         3,518
   Reliastar Financial                 79,300         3,450
                                                   --------
                                                     27,404
                                                   --------
HEALTH CARE (7.9%)
   Forest Laboratories*                88,900         4,551
   Jones Pharmaceuticals              157,700         5,460
   Renal Care*                        219,100         4,492
   PE Biosystems                       42,300         3,453
   VISX*                               24,300         1,885
                                                   --------
                                                     19,841
                                                   --------
TECHNOLOGY (20.4%)
   ADC Telecommunications*            151,700         8,088
   Cypress Semiconductor*              86,100         2,346
   Flextronics International*         115,700         9,596
   J.D. Edwards & Company*             61,500         1,814
   Nova*                              158,430         4,852
   RF Micro Devices*                   59,300         4,029
   Sanmina*                            35,700         3,432
   Sawtek*                            204,900         9,349
   Scientific-Atlanta                  41,500         2,420
   Symbol Technologies                108,400         5,169
                                                   --------
                                                     51,095
                                                   --------
TRANSPORTATION (1.7%)
   CNF Transportation                 128,300         4,266
                                                   --------
Total Common Stocks
     (Cost $186,053)                                217,604
                                                   --------
PREFERRED STOCKS (4.2%)
   Adelphia Communications,
     CV to 2.4555 Shares*              49,900         8,633
   Winstar Communications,
     CV to 16.1391 Shares (B)*          1,800         1,800
                                                   --------
Total Preferred Stocks
     (Cost $11,690)                                  10,433
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999


MID-CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (8.3%)
   Affymetrix, CV to 8.1301 Shares,
     Callable 10/07/02 @ 102.50 (B)
     5.000%, 10/01/06                 $ 1,475      $  1,453
   Chiron, CV to 34.59 Shares (B)
     1.900%, 11/17/00                   3,350         3,882
   Citrix Systems, CV to 7.0306
     Shares (A) (B)
     0.000%, 03/22/19                  12,750         9,132
   Sanmina, CV to 11.278 Shares (B)
     4.250%, 05/01/04                   1,750         2,266
   Sepracor, CV to 21.111 Shares,
     Callable 02/18/01 @ 103.57
     6.250%, 02/15/05                   1,895         4,039
                                                   --------
Total Convertible Bonds
     (Cost $15,390)                                  20,772
                                                   --------
Total Investments (99.5%)
   (Cost $213,133)                                  248,809
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.5%)              1,303
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 17,450,689 outstanding shares of
   beneficial interest                              182,734
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 1,364,497 outstanding
   shares of beneficial interest                     14,906
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 1,208,690 outstanding shares of
   beneficial interest                               15,530
Undistributed net investment loss                      (282)
Accumulated net realized gain on investments          1,548
Net unrealized appreciation on investments           35,676
                                                   --------
TOTAL NET ASSETS (100.0%)                          $250,112
                                                   ========

--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $  12.54
                                                   ========
Net Asset Value and Redemption
   Price Per Share-- Investor Shares               $  12.33
                                                   ========
Maximum Offering Price Per Share --
   Investor Class ($12.33 / 96.25%)                $  12.81
                                                   ========
 Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                $  11.95
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
BASIC MATERIALS (13.0%)
   Carpenter Technology               276,000      $  7,245
   Lilly Industries Incorporated, Cl A 754,400       10,514
   Olin                               255,900         4,590
   Quixote                            295,600         4,748
   Texas Industries                   287,300        10,415
   Wausau-Mosinee Paper               208,000         2,756
                                                   --------
                                                     40,268
                                                   --------
CAPITAL GOODS (12.7%)
   American Woodmark                  136,600         2,732
   Bha Group Holdings,                169,300         1,503
   Fedders                             62,100           334
   Fedders Cl A                       233,000         1,092
   Gerber Scientific                  264,200         5,086
   Kaman                              263,900         3,134
   Lindberg                           256,000         2,176
   LSI Industries                     248,400         5,977
   Pittway, Cl A                      225,900         7,003
   Precision Castparts                230,000         6,253
   Smith (A.O.)                       172,800         3,802
                                                   --------
                                                     39,092
                                                   --------
CONSUMER CYCLICALS (21.1%)
   Angelica                            19,900           199
   Bush Industries                    370,000         5,920
   CBRL Group                         459,200         5,109
   Chemed                             117,000         3,042
   Federal Signal                     226,100         3,830
   Grey Advertising                     7,300         2,529
   Harman International               377,600        19,446
   Interface                        2,032,900         9,148
   Midas                              138,300         2,973
   Pep Boys                           319,500         3,095
   Phillips Van Heusen                409,000         3,476
   Service Experts*                   416,700         2,604
   Stride Rite                        582,700         3,715
                                                   --------
                                                     65,086
                                                   --------
CONSUMER STAPLES (21.8%)
   Bowne & Company                    322,100         3,805
   Ingles Markets, Cl A               272,300         3,199
   Pittston Services Group            819,100        15,563
   Polaroid                           729,800        14,049
   Smucker (J.M.), Cl B               234,400         3,868
   Standard Register                  185,600         3,909
   Universal Foods                    661,300        14,053
   Wolverine World Wide               654,500         7,159
   York Group                         413,600         1,745
                                                   --------
                                                     67,350
                                                   --------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY (2.0%)
   Fletcher Challenge Energy ADR      152,900      $  3,459
   Pennzoil-Quaker State              268,400         2,785
                                                   --------
                                                      6,244
                                                   --------
FINANCIALS (11.8%)
   Administradora de Fondos de
     Pensiones Provida ADR            121,700         2,502
   Banco Latinamericano de
     Exportaciones                     96,000         2,304
   Downey Financial                   173,500         3,492
   Klamath First Bancorp              203,600         2,329
   Mutual Risk Management             253,100         3,876
   PXRE Group                         215,300         2,664
   Scottish Annuity & Life*           347,600         2,955
   Seacoast Banking of Florida         91,500         2,756
   Student Loan                       163,700         8,062
   West Coast Bancorp                 180,730         2,666
   Westerfed Financial                164,200         2,668
                                                   --------
                                                     36,274
                                                   --------
HEALTH CARE (6.1%)
   Block Drug, Cl A                    34,404         1,008
   Interim Services*                  777,320        14,332
   Vital Signs                        154,200         3,585
                                                   --------
                                                     18,925
                                                   --------
SERVICE INDUSTRIES (0.9%)
   ABM Industries                     136,300         2,930
                                                   --------
TECHNOLOGY (1.6%)
   Innovex                            288,500         2,596
   Pioneer-Standard Electronics       162,300         2,191
                                                   --------
                                                      4,787
                                                   --------
TRANSPORTATION (5.6%)
   Hunt J B Transportation Services   197,600         2,643
   Knightsbridge Tankers Limited      189,600         2,524
   Sea Containers                     377,300        11,720
   Western Star Truck Holdings         31,500           543
                                                   --------
                                                     17,430
                                                   --------
UTILITIES (3.5%)
   Midcoast Energy Resources          169,000         3,169
   Nui                                214,900         5,413
   UGI                                106,600         2,085
                                                   --------
                                                     10,667
                                                   --------
Total Common Stocks
     (Cost $351,059)                                309,053
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

SMALL CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.0%)
   Deutsche Bank
     5.67%, dated 11/30/99, matures
     12/01/99, repurchase price
     $115,977 (collateralized by
     FHLMC obligation: total
     market value $118,297) (D)          $116      $    116
                                                   --------
Total Repurchase Agreement
     (Cost $116)                                        116
                                                   --------
Total Investments (100.1%)
   (Cost $351,175)                                  309,169
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)              (507)
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 32,966,367 outstanding shares of
   beneficial interest                              375,888
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 1,532,905 outstanding shares of
   beneficial interest                               24,417
Undistributed net investment income                     897
Accumulated net realized loss
   on investments                                   (50,534)
Net unrealized depreciation on investments          (42,006)
                                                   --------
TOTAL NET ASSETS (100.0%)                          $308,662
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $   8.95
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                $   8.90
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%)
BASIC MATERIALS (2.1%)
   Bel Fuse, Cl A*                     40,000      $  1,960
   Centex Construction Products        29,020         1,014
   Florida Rock Industries             26,100           816
   Granite Construction                37,960           721
                                                   --------
                                                      4,511
                                                   --------
CAPITAL GOODS (24.3%)
   Alpha Industries*                   30,500         1,845
   American Woodmark                   26,200           524
   Anaren Microwave*                   30,000         1,305
   Applied Science & Technology,*      32,500           768
   Astec Industries*                   70,000         1,741
   AVT*                                10,000           402
   Black Box*                          15,100           898
   Briggs & Stratton                   19,660         1,051
   C-Cor Electronics                   70,600         3,605
   Church & Dwight                     52,000         1,456
   Cobalt Networks*                     1,300           219
   Copart*                             58,000         1,508
   CTS                                 23,000         1,844
   D&K Healthcare Resources*            6,000           102
   Dii Group*                          31,000         1,957
   Dycom Industry*                     48,400         1,948
   Elcor                               63,995         2,072
   Finisar*                             2,000           230
   Inter-Tel                           50,000           997
   Intervoice*                         92,300         1,390
   Johns Manville                      93,000         1,064
   Manitowoc                           46,322         1,413
   Mercury Computer Systems*           40,000         2,282
   Meritor Automotive                  46,000           788
   Mobile Mini*                        69,750         1,199
   Mueller Industries*                 40,000         1,440
   National R.V. Holdings*             71,770         1,337
   Navistar International*             27,000         1,004
   Orbotech Ltd.*                      25,500         2,333
   Performance Technologies*           40,000           810
   Safeguard Scientifics*              17,000         1,889
   Simpson Manufacturing*              24,800         1,034
   Stericycle*                         65,000         1,133
   Syncor International*               53,440         1,500
   Telcom Semiconductor*               95,000         1,009
   Transwitch*                         35,000         1,645
   Tyco International                  31,000         1,242
   United Stationers                   60,000         1,395
   Varco International*               125,000         1,336
                                                   --------
                                                     51,715
                                                   --------

--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)

--------------------------------------------------------------------------------
COMMUNICATION SERVICES (3.6%)
   Gilat Communications Limited*      117,000      $  1,916
   Lightbridge*                        66,000         1,336
   Pac-West Telecomm*                   2,132            54
   Polycom*                            48,000         3,072
   Western Wireless, Cl A*             16,000           937
   Xeta                                10,000           318
                                                   --------
                                                      7,633
                                                   --------
CONSUMER CYCLICALS (20.7%)
   American Eagle Outfitters*          43,380         1,982
   American Management Systems         55,100         1,619
   Ann Taylor Stores*                  46,000         1,987
   Arvin Industries                    21,300           566
   Bebe Stores*                        40,000         1,245
   BJ's Wholesale Club*                49,000         1,831
   Brinker International*              36,085           816
   CDW Computer Centers*               28,000         1,969
   Chicos*                             50,000         1,922
   Craftmade International             30,000           270
   Cutter & Buck*                      71,100         1,106
   DR Horton                           38,000           522
   Fossil*                             55,845         1,173
   Hot Topic*                          25,000         1,105
   Innotrac*                           50,000           738
   Insituform Technologies, Cl A*      65,000         1,629
   Jack In Box Inc*                    60,630         1,277
   Jakks Pacific*                      79,500         1,928
   K-Swiss, Cl A                      113,000         1,610
   La-Z-Boy                            53,540           964
   Labor Ready*                        25,650           325
   Lason*                              20,000           488
   Liberty Property Trust              38,970           889
   Mohawk Industries*                  39,115           975
   Monaco Coach*                       68,645         1,476
   Pacific Sunwear of California*      37,500         1,158
   Petco Animal Supplies*              20,000           280
   Pulte                               34,700           696
   Quanta Services*                    65,000         1,820
   Rare Hospitality International*     85,000         1,806
   Standard Pacific                    25,000           275
   Steven Madden Ltd*                 140,000         1,794
   Urs*                                67,625         1,319
   Wabash National                     52,800           775
   Winnebago Industries                38,800           732
   WMS Industries*                     70,000           796
   Zale*                               43,000         2,177
                                                   --------
                                                     44,040
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (1.0%)
   Canandaigua Wine, Cl A*             29,100      $  1,550
   Cooper Tire & Rubber                45,000           675
                                                   --------
                                                      2,225
                                                   --------
ENERGY (1.7%)
   Basin Exploration*                  73,000         1,291
   Eagle Geophysical*                   1,285            --
   Emcor Group*                        53,000           927
   Newfield Exploration*               30,000           774
   Quicksilver Resource*               40,000           182
   Vintage Petroleum                   35,000           374
                                                   --------
                                                      3,548
                                                   --------
FINANCIALS (8.3%)
   City National                       20,000           721
   Cullen/Frost Bankers                31,440           896
   Dime Community Bancorp              60,900         1,207
   Doral Financial                    100,100         1,195
   Financial Security Assurance
     Holdings                          31,000         1,637
   Gainsco Incorporated               100,000           594
   Greater Bay Bancorp                 25,000         1,050
   Harbor Florida Bancshares           50,000           637
   In Focus Systems*                   87,000         1,816
   MAF Bancorp                         10,000           222
   Metris                              54,000         1,708
   NVR*                                 4,000           194
   Oceanfirst Financial Corporation    45,000           835
   PFF Bancorp                         43,600           959
   Radian Group                        32,629         1,595
   Trustmark                           58,760         1,351
   Zebra Technologies, Cl A*           16,000           966
                                                   --------
                                                     17,583
                                                   --------
HEALTH CARE (10.5%)
   Andrx Corporation*                  21,500         1,107
   Arthrocare*                         29,000         1,754
   Barr Laboratories*                  25,000           787
   Candela Laser Corp*                 55,000           822
   Capital Senior Living*              83,800           419
   ChiRex*                             25,000           869
   Cytyc*                              30,000         1,309
   Datascope Corp.*                    42,000         1,558
   Imation*                            60,000         1,931
   Ivax                               110,680         2,248
   Laser Vision Centers*              121,240         1,758
   Medquist*                           46,000         1,311
   Noven Pharmacuticals*               35,000           453
   Pharmacopeia, Inc*                  30,000           517
   PolyMedica*                         87,000         1,523
   Resmed*                             44,500         1,783
   Roberts Pharmaceutical*             70,630         2,282
                                                   --------
                                                     22,431
                                                   --------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (23.0%)
   4front Technologies*               108,100      $  2,297
   Advanced Digital Information*       54,000         2,427
   Alliance Semiconductor*            130,000         1,869
   Ardent Software*                    55,000         1,444
   Business Objects ADR*               21,000         1,859
   Cognizant Technology*               10,000           599
   Commscope*                          51,500         2,169
   Comtech Telecommunications          35,000           652
   Cordant Technologies                30,200           880
   Cybex Computer Products*            44,000         1,898
   Galileo Technology Ltd*             34,000           776
   Hauppage Digital*                   41,000           989
   Herley Industries*                  84,600         1,147
   Insight Enterprises*                69,877         2,345
   Kronos*                             37,000         1,919
   Lattice Semiconductor*              13,000           582
   Mastech*                            10,000           188
   Micros Systems*                     37,730         1,908
   Progress Software*                  78,390         3,126
   Sonicwall*                           2,000            68
   Sterling Software*                  69,000         1,816
   Sunquest*                           82,000         1,117
   Sybase*                            204,500         3,298
   T-HQ*                               45,000         2,419
   Technitrol                          28,000         1,201
   Technomatrix Technologies*          51,080         1,398
   Timberline Software                 81,907         1,106
   U.S. Interactive*                    1,050            37
   Unify*                              28,800         1,426
   Xircom*                             55,000         2,888
   Zomax*                              83,000         3,074
                                                   --------
                                                     48,922
                                                   --------
TRANSPORTATION (4.0%)
   American Freightways*              108,000         1,870
   Forward Air*                        53,800         1,675
   Frontier Airlines*                  72,420           756
   Skywest                             67,380         1,651
   Swift Transportation*               48,540           771
   USFreightways                       45,000         1,879
                                                   --------
                                                      8,602
                                                   --------
UTILITIES (0.6%)
   Kinder Morgan Energy Partners       32,380         1,309
                                                   --------
Total Common Stocks
     (Cost $178,401)                                212,519
                                                   --------
RIGHTS (0.0%)
   Talk.com*
     Expiring, 02/12/00                     3            --
                                                   --------
Total Rights
     (Cost $0)                                           --
                                                   --------
32

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley
     5.65%, dated 11/30/99, matures
     12/01/99, repurchase price
     $824,332 (collateralized by
     FNMA obligation: total market
     value $881,793) (D)                 $824      $    824
                                                   --------
Total Repurchase Agreement
     (Cost $824)                                        824
                                                   --------
Total Investments (100.2%)
   (Cost $179,225)                                  213,343
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)              (336)
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 12,700,058 outstanding shares of
   beneficial interest                              171,325
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 431,730 outstanding shares of
   beneficial interest                                6,285
Accumulated net investment loss                      (1,435)
Accumulated net realized gain
   on investments                                     2,714
Net unrealized appreciation on investments           34,118
                                                   --------
TOTAL NET ASSETS (100.0%)                          $213,007
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $  16.23
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                $  16.04
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

SUNBELT EQUITY FUND
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (93.3%)
CAPITAL GOODS (11.1%)
   Artesyn Technologies*               91,115      $  1,987
   Astec Industries*                   29,000           721
   Blount International*                4,469            73
   Dycom Industry*                     18,900           761
   Maverick Tube*                      61,436         1,321
   Mueller Industries*                     24           864
   Sensormatic Electronics*           121,459         1,936
   Shaw Group*                         74,315         1,551
   Trex*                                7,431           191
   UNIFAB International*              282,533         1,695
   Watsco                              79,011           859
   World Fuel Services                 92,066           736
                                                   --------
                                                     12,695
                                                   --------
CONSUMER CYCLICALS (31.7%)
   American Management Systems         30,000           881
   Brinker International*              37,735           854
   CEC Entertainment*                  52,634         1,579
   Chicos*                             22,641           870
   Circuit City                        64,769         3,141
   Dollar General                      56,208         1,377
   Fairfield Communities*             244,136         2,914
   Family Dollar Stores                92,615         1,661
   Fossil*                             38,000           798
   Jack In Box Inc*                    45,000           948
   Mohawk Industries*                  34,000           848
   O'Charleys*                        117,255         1,539
   Profit Recovery Group*             142,497         5,279
   Quanta Services*                    10,700           300
   Rare Hospitality International*     44,000           935
   Sonic*                              91,630         2,474
   Sykes Enterprises*                 131,967         5,270
   Tandy                               48,672         3,729
   Zale*                               17,500           886
                                                   --------
                                                     36,283
                                                   --------
CONSUMER STAPLES (6.2%)
   AHL Services*                       96,958         1,782
   Central Parking                     30,475           789
   Nova*                               96,975         2,970
   Quest Education*                   181,445         1,565
                                                   --------
                                                      7,106
                                                   --------
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY (14.8%)
   Anadarko Petroleum                  77,861      $  2,346
   BJ Services*                        64,912         2,264
   Core Laboratories N.V.*             83,418         1,741
   Ensco International                 60,488         1,214
   Global Industries*                 339,913         2,666
   Global Marine*                      72,606         1,112
   Nuevo Energy*                       93,776         1,448
   Oceaneering International*          74,167           964
   Stone Energy*                       54,692         2,130
   Transocean Offshore                 38,399         1,082
                                                   --------
                                                     16,967
                                                   --------
FINANCIALS (6.6%)
   CCB Financial                       45,388         1,969
   Cullen/Frost Bankers                39,497         1,126
   First Tennessee National            43,717         1,437
   Texas Regional Bancshares, Cl A     31,196           860
   Triad Guaranty*                     96,338         2,192
                                                   --------
                                                      7,584
                                                   --------
HEALTH CARE (2.0%)
   Andrx Corporation*                  16,000           824
   Ivax                                40,000           812
   Orthodontic Centers of America*     49,849           608
                                                   --------
                                                      2,244
                                                   --------
TECHNOLOGY (19.8%)
   Acxiom*                            115,362         2,051
   Commscope*                              20           842
   Cryolife*                          237,230         3,203
   Cybex Computer Products*            87,509         3,774
   Dallas Semiconductor                30,750         1,774
   Harbinger*                          61,417         1,079
   Kemet*                              74,315         2,694
   National Instruments*               32,782           983
   SCB Computer Technology*           669,545         2,009
   Scientific-Atlanta                  36,482         2,127
   Sterling Software*                  39,735         1,046
   Texas Instruments                   11,177         1,074
                                                   --------
                                                     22,656
                                                   --------
TRANSPORTATION (1.1%)
   American Freightways*               22,641           392
   Forward Air*                        26,000           809
                                                   --------
                                                      1,201
                                                   --------
Total Common Stocks
     (Cost $79,727)                                 106,736
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.0%)
   Deutsche Bank
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $9,138,563 (collateralized by
     U.S. Treasury Note: total
     market value $9,321,837) (D)      $9,136      $  9,136
                                                   --------
Total Repurchase Agreement
     (Cost $9,136)                                    9,136
                                                   --------
Total Investments (101.3%)
   (Cost $88,863)                                   115,872
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (-1.3%)            (1,450)
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 9,074,951 outstanding shares of
   beneficial interest                               68,763
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 1,201,639 outstanding shares of
   beneficial interest                               10,265
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 276,112 outstanding shares of
   beneficial interest                                4,505
Accumulated net investment loss                        (672)
Accumulated net realized gain
   on investments                                     4,552
Net unrealized appreciation on investments           27,009
                                                   --------
TOTAL NET ASSETS (100.0%)                          $114,422
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                 $  10.90
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares              $  10.56
                                                   ========
Maximum Offering Price Per Share --
   Investor Class ($10.56 / 96.25%)                $  10.97
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares(1)               $  10.32
                                                   ========


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (94.4%)
BASIC MATERIALS (2.7%)
   Alcoa                              117,836      $  7,718
   E. I. du Pont De Nemours           132,071         7,850
                                                   --------
                                                     15,568
                                                   --------
CAPITAL GOODS (8.4%)
   Applied Materials*                  74,243         7,234
   Caterpillar                        181,450         8,415
   General Electric                   131,819        17,136
   Minnesota Mining &
     Manufacturing                     85,783         8,198
   United Technologies                129,758         7,331
                                                   --------
                                                     48,314
                                                   --------
COMMUNICATION SERVICES (7.7%)
   America Online*                    118,544         8,617
   AT&T                               211,342        11,809
   Bell Atlantic                       51,961         3,290
   BellSouth                           63,887         2,951
   GTE                                 89,286         6,518
   SBC Communications                  79,669         4,138
   Sprint                              93,985         6,520
                                                   --------
                                                     43,843
                                                   --------
CONSUMER CYCLICALS (8.6%)

   Dollar General                     280,380         6,869
   Ford Motor                          71,517         3,612
   Gap                                220,024         8,911
   General Motors                      44,563         3,209
   Home Depot                         119,256         9,429
   Wal-Mart Stores                    263,110        15,162
   Walt Disney                         72,301         2,015
                                                   --------
                                                     49,207
                                                   --------
CONSUMER STAPLES (9.9%)
   Coca-Cola                          148,577        10,001
   Gillette                           104,044         4,181
   McDonald's                          87,096         3,919
   Nike, Cl B                         116,511         5,359
   Paychex                            169,310         6,762
   PepsiCo                            142,519         4,926
   Philip Morris                       88,475         2,328
   Procter & Gamble                   149,679        16,165
   Walgreen                           105,394         3,070
                                                   --------
                                                     56,711
                                                   --------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY (6.4%)
   Chevron                             59,644      $  5,282
   Exxon                              133,151        10,561
   Halliburton                        190,483         7,369
   Mobil                               46,310         4,831
   Royal Dutch Petroleum               68,582         3,978
   Schlumberger                        78,463         4,713
                                                   --------
                                                     36,734
                                                   --------
FINANCIALS (15.5%)
   American Express                    73,023        11,049
   American International Group       106,961        11,044
   Bank of America                     70,083         4,100
   Charles Schwab                     181,862         6,899
   Chase Manhattan Bank               104,169         8,047
   Citigroup                          173,486         9,347
   Fannie Mae                         154,361        10,284
   Household International            217,949         8,623
   J.P. Morgan                         80,100        10,533
   Wells Fargo                        192,236         8,939
                                                   --------
                                                     88,865
                                                   --------
HEALTH CARE (11.7%)
   Abbott Laboratories                 79,376         3,016
   American Home Products              79,591         4,139
   Bristol-Myers Squibb               107,568         7,859
   Eli Lilly                           53,028         3,805
   Johnson & Johnson                   78,493         8,144
   Medtronic                          138,421         5,381
   Merck                              171,232        13,442
   Pfizer                             226,528         8,197
   Schering Plough                     75,704         3,870
   Warner Lambert                      99,594         8,932
                                                   --------
                                                     66,785
                                                   --------
TECHNOLOGY (23.5%)
   Allied Signal                      208,609        12,477
   Cisco Systems*                     172,070        15,346
   Computer Associates                179,537        11,670
   Dell Computer*                     261,612        11,249
   EMC*                                99,456         8,311
   Hewlett Packard                     59,983         5,691
   IBM                                102,834        10,598
   Intel                              203,029        15,570
   Linear Technology                   94,514         6,716
   Lucent Technologies                 92,782         6,779
   Microsoft*                         181,131        16,491
   Oracle*                             72,211         4,897
   Texas Instruments                   94,098         9,039
                                                   --------
                                                    134,834
                                                   --------
Total Common Stocks
     (Cost $436,412)                                540,861
                                                   --------
36

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.4%)
   Morgan Stanley
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $6,086,577 (collateralized by
     FNMA obligations:
     total market value
     $6,208,388) (D)                  $ 6,087      $  6,087
   JP Morgan
     5.61%, dated 11/30/99, matures
     12/01/99, repurchase price
     $30,806,981 (collateralized by
     FNMA obligations:
     total market value
     $31,423,121) (D)                  30,807        30,807
                                                   --------
Total Repurchase Agreements
     (Cost $36,894)                                  36,894
                                                   --------
Total Investments (100.8%)
   (Cost $473,306)                                  577,755
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (-0.8%)            (4,846)
                                                   --------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 12,019,917 outstanding shares of
   beneficial interest                              303,184
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 5,408,320 outstanding shares of
   beneficial interest                              165,569
Accumulated net investment loss                        (267)
Accumulated net realized loss
   on investments                                       (26)
Net unrealized appreciation
   on investments                                   104,449
                                                   --------
TOTAL NET ASSETS 100.0%                            $572,909
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                  $  32.96
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)                $  32.68
                                                   ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (93.7%)
BASIC MATERIALS (4.8%)
   Allegheny Technologies*            599,150      $ 15,091
   Boise Cascade                      476,500        16,499
   Consolidated Papers                459,900        13,452
   Hercules                           608,500        14,452
   Reynolds Metals                    233,800        14,627
   Rohm & Haas                        249,100         9,123
                                                   --------
                                                     83,244
                                                   --------
CAPITAL GOODS (12.3%)
   Cooper Industries                  591,100        25,380
   Crown Cork & Seal                  424,600         8,651
   Emerson Electric                   468,500        26,705
   General Dynamics                   348,400        17,964
   Hubbell, Cl B                      601,000        16,753
   Minnesota Mining &
     Manufacturing                    208,400        19,915
   National Service Industries        626,200        18,512
   Pactiv*                            685,400         7,025
   Pall                               597,900        14,013
   Perkinelmer                        473,100        19,456
   Sonoco Products                    817,030        18,792
   Teledyne Technologies*             171,185         1,509
   Thomas & Betts                     398,400        16,334
   Water Pik Technologies*             59,915           442
   W.W. Grainger                      107,300         5,057
                                                   --------
                                                    216,508
                                                   --------
COMMUNICATION SERVICES (8.7%)
   Alltel                             224,900        19,454
   AT&T                               610,900        34,134
   GTE                                745,100        54,392
   SBC Communications                 364,500        18,931
   Sprint                             386,500        26,814
                                                   --------
                                                    153,725
                                                   --------
CONSUMER CYCLICALS (8.4%)
   Albertson's                        707,500        22,596
   American Greetings, Cl A           561,500        13,230
   Dana                               511,400        14,191
   Genuine Parts                      660,900        17,018
   H & R Block                        287,300        12,354
   J.C. Penney                        823,800        18,381
   Masco                            1,212,400        30,613
   TRW                                366,100        19,106
                                                   --------
                                                    147,489
                                                   --------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (17.5%)
   Bestfoods                          759,800     $  41,647
   ConAgra                          1,660,300        40,055
   Dean Foods                         245,300         9,735
   Flowers Industries                 647,800        10,608
   Fort James Corp.                   422,300        12,141
   Fortune Brands                     572,600        19,576
   H.J. Heinz                         442,700        18,538
   International Flavors &
     Fragrances                       758,900        27,937
   Kimberly Clark                     561,100        35,840
   Newell Rubbermaid                  559,400        18,355
   PepsiCo                            894,400        30,913
   Ryder                              649,200        14,648
   Stanley Works                      460,600        14,336
   Wallace Computer Services          629,200        12,623
                                                  ---------
                                                    306,952
                                                  ---------
ENERGY (6.0%)
   Conoco                           1,412,484        36,989
   Montana Power                      168,100         5,190
   Murphy Oil                         246,600        13,933
   Texaco                             565,000        34,430
   Unocal                             435,500        14,453
                                                  ---------
                                                    104,995
                                                  ---------
FINANCIALS (19.8%)
   Allstate                         1,136,400        29,760
   American Financial Group           430,400        11,594
   American General                   299,900        21,986
   AmSouth Bancorp                    950,468        21,445
   Bank of America                    710,700        41,576
   Bank One                           510,100        17,981
   Fleet Boston Financial             722,247        27,310
   Hibernia, Cl A                     912,500        11,577
   KeyCorp                            785,300        21,203
   Paine Webber Group                 568,300        22,270
   PNC Bank                           532,600        29,693
   Reliastar Financial                421,400        18,331
   Summit Bancorp                     601,500        19,624
   Torchmark                          562,400        17,856
   Union Planters                     359,664        15,331
   Unumprovident                      611,500        19,912
                                                  ---------
                                                    347,449
                                                  ---------
HEALTH CARE (7.5%)
   Abbott Laboratories                436,400        16,583
   American Home Products             547,400        28,465
   Baxter International               843,800        57,009
   Pharmacia Upjohn ADR               551,700        30,171
                                                  ---------
                                                    132,228
                                                  ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (5.9%)
   B.F. Goodrich                      651,000     $  14,688
   Harris                             449,500         9,440
   IBM                                292,800        30,177
   Northrop Grumman                   439,900        24,717
   Raytheon , Cl B                    219,200         6,727
   Xerox                              620,000        16,779
                                                  ---------
                                                    102,528
                                                  ---------
UTILITIES (2.8%)
   GPU                                391,200        12,518
   Questar                            907,600        15,599
   Scana                              797,500        21,632
                                                  ---------
                                                     49,749
                                                  ---------
Total Common Stocks
     (Cost $1,734,258)                            1,644,867
                                                  ---------
REPURCHASE AGREEMENTS (5.9%)
   Deutsche Bank
     5.67%, dated 11/30/99, matures
     12/01/99, repurchase price
     $40,890,599 (collateralized by
     FHLMC obligation: total market
     value $41,708,411) (D)           $40,891        40,891
   Greenwich
     5.67%, dated 11/30/99, matures
     12/01/99, repurchase price
     $62,230,142 (collateralized by
     various FNMA obligations: total
     market value $63,477,387) (D)     62,230        62,230
                                                  ---------
Total Repurchase Agreements
     (Cost $103,121)                                103,121
                                                  ---------
Total Investments (99.6%)
     (Cost $1,837,379)                            1,747,988
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (0.4%)              7,711
                                                  ---------

--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class  (unlimited
   authorization -- no par value) based
   on 132,864,827 outstanding shares of
   beneficial interest                           $1,466,914
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 14,921,931 outstanding
   shares of beneficial interest                    168,457
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 13,369,203 outstanding shares
   of beneficial interest                           176,719
Undistributed net investment income                   4,819
Accumulated net realized gain
   on investments                                    28,181
Net unrealized depreciation on investments          (89,391)
                                                 ----------
TOTAL NET ASSETS (100.0%)                        $1,755,699
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                $    10.91
                                                 ==========
Net Asset Value and Redemption
   Price Per Share-- Investor Shares             $    10.87
                                                 ==========
Maximum Offering Price Per Share --
   Investor Class ($10.87 / 96.25%)              $    11.29
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares(1)              $    10.76
                                                 ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999                          (UNAUDITED)


                          KEY TO ABBREVIATIONS USED IN
                         THE STATEMENT OF NET ASSETS AND
                             SCHEDULE OF INVESTMENTS

ADR      American Depository Receipt
AMBAC    American Bond Assurance Corporation
Cl       Class
CV       Convertible Security
EU       Euro
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GDR      Global Depository Receipt
MTN      Medium Term Note
RCN      Risparmio Non-Convertible
Ser      Series
*        Non-income producing security
(A)      Zero Coupon Bond
(B)      Private Placement Security
(C) Adjustable rate security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1999.
(D)      Tri-Party Repurchase  Agreement
Amounts designated as "--" are either $0 or have been rounded to $0.

STATEMENTS OF ASSETS AND LIABILITIES (000)
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999      (UNAUDITED)


                                                                                   ------------   ------------    -------------
                                                                                                   E-COMMERCE     INTERNATIONAL
                                                                                     EMERGING      OPPORTUNITY       EQUITY
                                                                                      MARKETS         FUND            FUND
                                                                                   ------------   ------------    -------------
Assets:
  Investments at Market Value (Costs $12,880, $17,921 and $458,978, respectively)     $12,501       $20,453         $459,499
   Cash                                                                                 5,949            --            3,279
   Foreign Currency (Cost $38, $0 and $108,989, respectively)                              38            --          108,387
   Accrued Income                                                                          --            13               --
   Receivable for Investment Securities Sold                                            3,560         1,044           21,586
   Receivable for Portfolio Shares Purchased                                                2           807              679
   Other Assets                                                                            62            --            1,454
                                                                                      -------       -------         --------
   Total Assets                                                                        22,112        22,317          594,884
                                                                                      -------       -------         --------
Liabilities:
   Payable for Investment Securities Purchased                                            573           773              997
   Payable for Portfolio Shares Redeemed                                                   --            --            1,455
   Accrued Expenses                                                                        42            17            1,161
   Other Liabilities                                                                       --             9                4
                                                                                      -------       -------         --------
   Total Liabilities                                                                      615           799            3,617
                                                                                      -------       -------         --------
Net Assets:
   Fund Shares of the Trust  Class  (unlimited  authorization  -- no par  value)
     based on 2,403,728, 1,591,608 and 42,314,181, respectively, of outstanding
     shares of beneficial interest                                                     28,702        18,941          487,091
   Fund Shares of the Investor Class (unlimited authorization -- no par value)
     based on 0, 0 and 999,282, respectively, outstanding shares of beneficial
     interest                                                                             --             --           12,304
   Fund Shares of the Flex Class (unlimited authorization-- no par value) based
     on 0, 0 and 1,190,572, respectively, outstanding shares of beneficial interest        --            --           16,166
   Undistributed net investment income (loss)                                             142            (1)             227
   Accumulated net realized gain (loss) on investments                                 (6,951)           46           75,636
   Net unrealized appreciation (depreciation) on investments                             (379)        2,532              521
   Net unrealized depreciation on foreign currency and translation of other assets
     and liabilities in foreign currency investments                                      (17)           --             (678)
                                                                                      -------       -------         --------
   Total Net Assets                                                                   $21,497       $21,518         $591,267
                                                                                      =======       =======         ========
Net Asset Value, Offering and Redemption Price Per Share-- Trust Shares                 $8.95        $13.52           $13.30
                                                                                      =======       =======         ========
Net Asset Value, Offering and Redemption Price Per Share-- Investor Shares                 --            --           $13.19
                                                                                      =======       =======         ========
Maximum Offering Price Per Share-- Investor Shares ($13.19 / 96.25%)                       --            --           $13.70
                                                                                      =======       =======         ========
Net Asset Value, Offering and Redemption Price Per Share-- Flex Shares (1)                 --            --           $12.81
                                                                                      =======       =======         ========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999

                                                                                                     CAPITAL       CORE
                                                                                      BALANCED    APPRECIATION    EQUITY
                                                                                        FUND          FUND         FUND
                                                                                      ---------   ------------  ----------
                                                                                      06/01/99-     06/01/99-   09/30/99*-
                                                                                      11/30/99      11/30/99    11/30/99
                                                                                      ---------   ------------  ----------
Income:
   INTEREST INCOME                                                                     $ 4,565        $  3,554      $  111
   Dividend Income                                                                         950          10,213          64
   Less: Foreign Taxes Withheld                                                             (3)            (25)         --
                                                                                       -------        --------      ------
   Total Investment Income                                                               5,512          13,742         175
                                                                                       -------        --------      ------
Expenses:
   Investment Advisory Fees                                                              1,618          13,112         172
   Less: Investment Advisory Fees Waived/Reimbursed                                       (197)           (932)        (10)
   Administrator Fees                                                                      121             809          11
   Transfer Agent Fees -- Trust Shares                                                      52              39           3
   Transfer Agent Fees -- Investor Shares                                                    8              21          --
   Transfer Agent Fees -- Flex Shares                                                       42              76          --
   Transfer Agent Out of Pocket Fees                                                        --             103           1
   Printing Expenses                                                                         8              47           3
   Custody Fees                                                                              7              48          --
   Professional Fees                                                                         9              56           2
   Trustee Fees                                                                              2              11          --
   Registration Fees                                                                         7              46           5
   Distribution Fees --Investor Shares                                                      20           1,044          --
   Less: Distribution Fees Waived -- Investor Shares                                        (2)           (210)         --
   Distribution Fees -- Flex Shares                                                        404             821          --
   Less: Distribution Fees Waived -- Flex Shares                                            (2)             (5)         --
   Insurance and Other Fees                                                                  5              62           1
   Amortization of Deferred Organization Costs                                              --              --          --
                                                                                       -------        --------      ------
   Total Expenses                                                                        2,102          15,148         188
                                                                                       -------        --------      ------
   Net Investment Income (Loss)                                                          3,410          (1,406)        (13)
                                                                                       -------        --------      ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold                                                    108          68,580         106
   Net Realized Loss on Foreign Currency Transactions                                       --              --          --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency                        --              --          --
   Net Change in Unrealized Appreciation (Depreciation) on Investments                    (996)        (34,070)      7,988
                                                                                       -------        --------      ------
   Total Net Realized and Unrealized Gain (Loss) on Investments                           (888)         34,510       8,094
                                                                                       -------        --------      ------
   NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $ 2,522        $ 33,104      $8,081
                                                                                       =======        ========      ======



                                                                                        EMERGING     E-COMMERCE    GROWTH AND
                                                                                        MARKETS     OPPORTUNITY     INCOME
                                                                                      EQUITY FUND      FUND          FUND
                                                                                      -----------   -----------    -----------
                                                                                       06/01/99-    09/30/99*-     06/01/99-
                                                                                       11/30/99      11/30/99      11/30/99
                                                                                      -----------   -----------    -----------
Income:
   INTEREST INCOME                                                                         $   50       $     3     $ 5,993
   Dividend Income                                                                            329            14         467
   Less: Foreign Taxes Withheld                                                               (22)           --          --
                                                                                           ------       -------     -------
   Total Investment Income                                                                    357            17       6,460
                                                                                           ------       -------     -------
Expenses:
   Investment Advisory Fees                                                                   162            17       3,254
   Less: Investment Advisory Fees Waived/Reimbursed                                           (26)           (6)        (15)
   Administrator Fees                                                                           9             1         256
   Transfer Agent Fees -- Trust Shares                                                          9             3          15
   Transfer Agent Fees -- Investor Shares                                                       --            --          18
   Transfer Agent Fees -- Flex Shares                                                           --            --          16
   Transfer Agent Out of Pocket Fees                                                           --            --          32
   Printing Expenses                                                                            2             1          33
   Custody Fees                                                                                21            --          14
   Professional Fees                                                                            1            --          35
   Trustee Fees                                                                                --            --           4
   Registration Fees                                                                            1             2          20
   Distribution Fees --Investor Shares                                                         --            --          47
   Less: Distribution Fees Waived -- Investor Shares                                           --            --         (33)
   Distribution Fees -- Flex Shares                                                            --            --         212
   Less: Distribution Fees Waived -- Flex Shares                                               --            --         (33)
   Insurance and Other Fees                                                                     4            --           4
   Amortization of Deferred Organization Costs                                                 12            --          --
                                                                                           ------       -------     -------
   Total Expenses                                                                             195            18       3,879
                                                                                           ------       -------     -------
   Net Investment Income (Loss)                                                               162            (1)      2,581
                                                                                           ------       -------     -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold                                                       587            46       7,155
   Net Realized Loss on Foreign Currency Transactions                                         (72)           --          --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency                           (4)           --          --
   Net Change in Unrealized Appreciation (Depreciation) on Investments                      1,723         2,532       7,832
                                                                                           ------       -------     -------
   Total Net Realized and Unrealized Gain (Loss) on Investments                             2,234         2,578      14,987
                                                                                           ------       -------     -------
   NET INCREASE IN NET ASSETS FROM OPERATIONS                                              $2,396        $2,577     $17,568
                                                                                           ======       =======     =======






                                                                                       INTERNATIONAL   INTERNATIONAL    LIFE VISION
                                                                                         EQUITY          EQUITY          BALANCED
                                                                                          FUND         INDEX FUND        PORTFOLIO
                                                                                       -------------   -------------    ------------
                                                                                        06/01/99-       06/01/99-        06/01/99-
                                                                                        11/30/99        11/30/99         11/30/99
                                                                                       -------------   -------------    ------------
Income:
   INTEREST INCOME                                                                        $   716          $    47          $   --
   Dividend Income                                                                          6,069              605           1,018
   Less: Foreign Taxes Withheld                                                              (283)             (49)             --
                                                                                          -------          -------          ------
   Total Investment Income                                                                  6,502              603           1,018
                                                                                          -------          -------          ------
Expenses:
   Investment Advisory Fees                                                                 3,803              441             113
   Less: Investment Advisory Fees Waived/Reimbursed                                           (94)             (26)            (59)
   Administrator Fees                                                                         216               35              29
   Transfer Agent Fees -- Trust Shares                                                          8                7              13
   Transfer Agent Fees -- Investor Shares                                                       8                7              --
   Transfer Agent Fees -- Flex Shares                                                          25                5              --
   Transfer Agent Out of Pocket Fees                                                           30                2              --
   Printing Expenses                                                                            6                1               4
   Custody Fees                                                                               487               55               2
   Professional Fees                                                                           14                1               8
   Trustee Fees                                                                                 2               --              --
   Registration Fees                                                                           18                2               1
   Distribution Fees --Investor Shares                                                         19                5              --
   Less: Distribution Fees Waived -- Investor Shares                                           (2)              (1)             --
   Distribution Fees -- Flex Shares                                                            63                5              --
   Less: Distribution Fees Waived -- Flex Shares                                               --               --              --
   Insurance and Other Fees                                                                    12                6               1
   Amortization of Deferred Organization Costs                                                 --               --              --
                                                                                          -------          -------          ------
   Total Expenses                                                                           4,615              545             112
                                                                                          -------          -------          ------
   Net Investment Income (Loss)                                                             1,887               58             906
                                                                                          -------          -------          ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Securities Sold                                                    77,438              808             769
   Net Realized Loss on Foreign Currency Transactions                                      (3,470)             (98)             --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency                         (581)              89              --
   Net Change in Unrealized Appreciation (Depreciation) on Investments                    (36,760)          15,728            (122)
                                                                                          -------          -------          ------
   Total Net Realized and Unrealized Gain (Loss) on Investments                            36,627           16,527             647
                                                                                          -------          -------          ------
   NET INCREASE IN NET ASSETS FROM OPERATIONS                                             $38,514          $16,585          $1,553
                                                                                          =======          =======          ======

*Commencement of operations.
Amounts designated as "--" are either $0 or round to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 & 43


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999                                                          (UNAUDITED)

                                                                              LIFE VISION       LIFE VISION     MID-CAP    SMALL CAP
                                                                           GROWTH AND INCOME  MAXIMUM GROWTH    EQUITY      EQUITY
                                                                               PORTFOLIO         PORTFOLIO       FUND        FUND
                                                                           -----------------  --------------  ----------  ----------
                                                                               06/01/99-         06/01/99-     06/01/99-  06/01/99-
                                                                               11/30/99          11/30/99      11/30/99   11/30/99
                                                                           -----------------  --------------  ----------  ----------
Income:
   INTEREST INCOME                                                               $  --            $  --         $   459    $    445
   Dividend Income                                                                 202               54             950       3,823
   Less: Foreign Taxes Withheld                                                     --               --              --         (25)
                                                                                ------            -----         -------    --------
   Total Investment Income                                                         202               54           1,409       4,243
                                                                                ------            -----         -------    --------
Expenses:
   Investment Advisory Fees                                                         27               19           1,554       1,953
   Less: Investment Advisory Fees Waived/Reimbursed                                (22)             (16)           (141)        (64)
   Administrator Fees                                                                7                6              96         120
   Transfer Agent Fees-- Trust Shares                                               10                9               9           9
   Transfer Agent Fees-- Investor Shares                                            --               --               2          --
   Transfer Agent Fees-- Flex Shares                                                --               --              20          33
   Transfer Agent Out of Pocket Fees                                                --               --              31          17
   Printing Expenses                                                                 1                1               7           8
   Custody Fees                                                                      1                1               5           7
   Professional Fees                                                                 3                3               5           7
   Trustee Fees                                                                     --               --               1           2
   Registration Fees                                                                --               --               5           7
   Distribution Fees-- Investor Shares                                              --               --              38          --
   Less: Distribution Fees Waived-- Investor Shares                                 --               --              (3)         --
   Distribution Fees-- Flex Shares                                                  --               --              75          86
   Less: Distribution Fees Waived-- Flex Shares                                     --               --             (15)        (28)
   Insurance and Other Fees                                                         --               --               5           3
   Amortization of Deferred Organization Costs                                      --               --              --           2
                                                                                ------            -----         -------    --------
   Total Expenses                                                                   27               23           1,694       2,162
                                                                                ------            -----         -------    --------
   Net Investment Income (Loss)                                                    175               31            (285)      2,081
                                                                                ------            -----         -------    --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold                                     395              575           1,852      (1,920)
   Net Change in Unrealized Appreciation (Depreciation) on Investments             (48)            (105)          6,578     (26,237)
                                                                                ------            -----         -------    --------
   Total Net Realized and Unrealized Gain (Loss) on Investments                    347              470           8,430     (28,157)
                                                                                ------            -----         -------    --------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $  522            $ 501         $ 8,145    $(26,076)
                                                                                ======            =====         =======    ========






                                                                         SMALL CAP    SUNBELT   TAX SENSITIVE     VALUE
                                                                       GROWTH STOCK   EQUITY     GROWTH STOCK  INCOME STOCK
                                                                           FUND        FUND          FUND          FUND
                                                                       ------------  ---------  -------------  ------------
                                                                        06/01/99-    06/01/99-    06/01/99-     06/01/99-
                                                                        11/30/99     11/30/99     11/30/99      11/30/99
                                                                       ------------  ---------  -------------  -----------
Income:
   INTEREST INCOME                                                       $     65        $  82       $    686     $   4,074
   Dividend Income                                                            320          234          2,166        23,389
   Less: Foreign Taxes Withheld                                                --           --              6            --
                                                                         --------     --------       --------     ---------
   Total Investment Income                                                    385          316          2,858        27,463
                                                                         --------     --------       --------     ---------
Expenses:
   Investment Advisory Fees                                                 1,738          923          2,378         8,010
   Less: Investment Advisory Fees Waived/Reimbursed                           (58)         (73)          (106)           (9)
   Administrator Fees                                                          68           57            143           709
   Transfer Agent Fees-- Trust Shares                                          10            6              9             8
   Transfer Agent Fees-- Investor Shares                                       --           --             --            31
   Transfer Agent Fees-- Flex Shares                                            7           12             41            91
   Transfer Agent Out of Pocket Fees                                            8            7             18            90
   Printing Expenses                                                            5            4             10            50
   Custody Fees                                                                 4            3              8            40
   Professional Fees                                                            4            3              8            40
   Trustee Fees                                                                 1            1              2            10
   Registration Fees                                                            4            3              8            40
   Distribution Fees-- Investor Shares                                         --           32             --           302
   Less: Distribution Fees Waived-- Investor Shares                            --           (2)            --            --
   Distribution Fees-- Flex Shares                                             33           19            616           807
   Less: Distribution Fees Waived-- Flex Shares                                (5)          (9)           (13)           --
   Insurance and Other Fees                                                     1            2              3            30
   Amortization of Deferred Organization Costs                                 --           --             --            --
                                                                         --------     --------       --------     ---------
   Total Expenses                                                           1,820          988          3,125        10,249
                                                                         --------     --------       --------     ---------
   Net Investment Income (Loss)                                            (1,435)        (672)          (267)       17,214
                                                                         --------     --------       --------     ---------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold                              1,668       21,255         (4,920)       29,554
   Net Change in Unrealized Appreciation (Depreciation) on Investments     20,738      (20,982)        44,118      (217,032)
                                                                         --------     --------       --------     ---------
   Total Net Realized and Unrealized Gain (Loss) on Investments            22,406          273         39,198      (187,478)
                                                                         --------     --------       --------     ---------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $ 20,971     $   (399)      $ 38,931     $(170,264)
                                                                         ========     ========       ========     =========


Amounts designated as "--" are either $0 or round to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44 & 45



STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC  EQUITY FUNDS FOR THE PERIODS  ENDED  NOVEMBER 30, 1999 AND NOVEMBER 30, 1998 AND THE YEAR ENDED MAY 31, 1999


                                                                                CAPITAL              CORE            EMERGING
                                                      BALANCED FUND       APPRECIATION FUND       EQUITY FUND   MARKETS EQUITY FUND
                                                   -------------------   --------------------   -------------   --------------------
                                                   06/01/99  06/01/98-   06/01/99-  06/01/98-     09/30/99*-     06/01/99- 06/01/98-
                                                   11/30/99  05/31/99    11/30/99   05/31/99     11/30/99       11/30/99   05/31/99
                                                   --------  ---------   ---------  ---------   -------------   ---------- ---------
Operations:

 NET INVESTMENT INCOME (LOSS)                      $  3,410  $  5,369   $  (1,406) $    3,087    $    (13)       $   162    $   487
  Capital Gain Received from Investments                 --        --          --          --          --             --         --
  Net Realized Gain (Loss) on Investments               108     9,690      68,580     166,440         106            587     (6,188)
  Net Realized Loss on Foreign Currency
    Transactions                                         --        --          --          --          --            (72)       (45)
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency and
    Translation of Other Assets and
    Liabilities in Foreign Currency                      --        --          --          --          --             (4)       (12)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                      (996)   11,063     (34,070)    151,103       7,988          1,723      3,231
                                                   --------  --------   ---------  ----------    --------        -------    -------
    Increase (Decrease) in Net Assets from
     Operations                                       2,522    26,122      33,104     320,630       8,081          2,396     (2,527)
                                                   --------  --------   ---------  ----------    --------        -------    -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                     (2,691)   (4,438)         --      (5,572)         --             --       (622)
    Investor Shares                                    (133)     (200)         --         (36)         --             --         --
    Flex Shares                                        (484)     (506)         --          --          --             --         --
  Capital Gains:
    Trust Shares                                         --   (13,593)         --    (240,608)         --             --         --
    Investor Shares                                      --      (771)         --     (41,767)         --             --         --
    Flex Shares                                          --    (2,745)         --     (19,498)         --             --         --
                                                   --------  --------    --------  ----------    --------        -------    -------
                                                     (3,308)  (22,253)         --    (307,481)         --             --       (622)
                                                   ========  ========    ========  ==========    ========        =======    =======
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                      51,168   146,574     167,450     673,116     104,840         10,887     14,574
    Shares Issued in Connection with Crestar
     Merger                                              --        --          --     139,648          --             --         --
    Reinvestment of Cash Distributions                2,641    17,886          --     234,593          --             --        544
    Cost of Shares Repurchased                      (65,846) (104,280)   (494,345)   (623,912)     (2,445)       (18,537)   (19,772)
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Increase (Decrease) in Net Assets From Trust
   Share Transactions                               (12,037)   60,180    (326,895)    423,445     102,395         (7,650)    (4,654)
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Investor Shares:
    Proceeds from Shares Issued                       1,443     7,551       8,087      32,561          --             --         --
    Shares Issued in Connection with Crestar Merger      --        --          --      12,499          --             --         --
    Reinvestment of Cash Distributions                  132       966          --      41,544          --             --         --
    Cost of Shares Repurchased                       (3,339)   (2,023)    (25,947)    (49,083)         --             --         --
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                               (1,764)    6,494     (17,860)     37,521          --             --         --
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Flex Shares:
    Proceeds from Shares Issued                      20,448    54,572      20,982      68,098          --             --         --
    Shares Issued in Connection with Crestar Merger      --        --          --       7,867          --             --         --
    Reinvestment of Cash Distributions                  468     3,206          --      19,257          --             --         --
    Cost of Shares Repurchased                      (12,863)  (12,484)    (24,476)    (39,576)         --             --         --
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions                           8,053    45,294      (3,494)     55,646          --             --         --
                                                   --------  --------   ---------  ----------    --------        -------    -------
    Increase (Decrease) in Net Assets From Share
      Transactions                                   (5,748)  111,968    (348,249)    516,612     102,395         (7,650)    (4,654)
                                                   --------  --------   ---------  ----------    --------        -------    -------
      Total Increase (Decrease) in Net Assets        (6,534)  115,837    (315,145)    529,761     110,476         (5,254)    (7,803)
                                                   --------  --------   ---------  ----------    --------        -------    -------
Net Assets:
  Beginning of Period                               340,240   224,403    2,440,062  1,910,301          --         26,751     34,554
                                                   --------  --------   ---------- ----------    --------        -------    -------
  End of Period                                    $333,706  $340,240   $2,124,917 $2,440,062    $110,476        $21,497    $26,751
                                                   ========  ========   =========  ==========    ========        =======    =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                     3,852    11,211      10,027      40,224      10,436          1,254      1,963
    Shares Issued in Connection with Crestar Merger      --        --          --       8,202          --             --         --
    Shares Issued in Lieu of Cash Distributions         200     1,393          --      14,645          --             --         78
    Shares Redeemed                                  (5,007)   (8,020)    (29,761)    (37,763)       (235)        (2,144)    (2,644)
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Net Trust Share Transactions                         (955)    4,584     (19,734)     25,308      10,201           (890)      (603)
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Investor Shares:
    Shares Issued                                       108       570         486       1,967          --             --         --
    Shares Issued in Connection with Crestar Merger                --          --          --         738             --
    Shares Issued in Lieu of Cash Distributions          10        75          --       2,607          --             --         --
    Shares Redeemed                                    (251)     (154)     (1,567)     (2,983)         --             --         --
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Net Investor Share Transactions                      (133)      491      (1,081)      2,329          --             --         --
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Flex Shares:
    Shares Issued                                     1,547     4,165       1,287       4,176          --             --         --
    Shares Issued in Connection with Crestar Merger      --        --          --         474          --             --         --
    Shares Issued in Lieu of Cash Distributions          36       252          --       1,228          --             --         --
    Shares Redeemed                                    (981)     (956)     (1,509)     (2,440)         --             --         --
                                                   --------  --------   ---------  ----------    --------        -------    -------
  Net Flex Share Transactions                           602     3,461        (222)      3,438          --             --         --
                                                   ========  ========   =========  ==========    ========        =======    =======
  Net Change in Capital Shares                         (486)    8,536     (21,037)     31,075      10,201           (890)      (603)
                                                   --------  --------   ---------  ----------    --------        -------    -------



                                                   E-COMMERCE                                        INTERNATIONAL
                                                   OPPORTUNITY           GROWTH AND                     EQUITY
                                                     FUND                INCOME FUND                     FUND
                                                   -----------  -------------------------------   --------------------
                                                   09/30/99*-    06/01/99- 12/01/98- 12/01/97-    06/01/99-  06/01/98-
                                                   11/30/99      11/30/99  05/31/99  11/30/98     11/30/99   05/31/99
                                                   -----------  ---------- --------- ----------   ---------  ---------
Operations:
  NET INVESTMENT INCOME (LOSS)                       $    (1)    $  2,581  $  1,547  $  3,859      $  1,887  $   3,923
  Capital Gain Received from Investments                  --           --        --        --            --         --
  Net Realized Gain (Loss) on Investments                 46        7,155    48,404    42,161        77,438     21,269
  Net Realized Loss on Foreign Currency
    Transactions                                          --           --        --        --        (3,470)      (811)
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency and
    Translation of Other Assets and
    Liabilities in Foreign Currency                       --           --        --        --          (581)       (10)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                      2,532        7,832    39,898    33,416       (36,760)   (78,440)
                                                     -------     --------  --------  --------      --------  ---------
    Increase (Decrease) in Net Assets from
     Operations                                        2,577       17,568    89,849    79,436        38,514    (54,069)
                                                     -------     --------  --------  --------      --------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                          --       (1,570)     (935)   (3,768)           --     (2,385)
    Investor Shares                                       --          (71)      (66)     (212)           --         (6)
    Flex Shares                                           --           --        (7)       --            --         --
  Capital Gains:
    Trust Shares                                          --      (42,751)  (38,443) (110,281)      (21,048)   (33,895)
    Investor Shares                                       --       (2,474)   (2,259)   (5,275)         (504)      (965)
    Flex Shares                                           --       (2,825)   (1,704)   (2,562)         (638)    (1,189)
                                                     -------     --------  --------  --------      --------  ---------
                                                          --      (49,691)   43,414  (122,098)      (22,190)   (38,440)
                                                     =======     ========  ========  ========      ========  =========

Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                       19,399       90,860    77,854    92,390        50,417    172,988
    Shares Issued in Connection with Crestar
     Merger                                               --           --        --        --            --         --
    Reinvestment of Cash Distributions                    --       32,278    11,972    88,294        19,287     33,324
    Cost of Shares Repurchased                          (458)     (49,643)  (74,302) (153,783)      (95,841)  (175,047)
                                                     -------     --------  --------  --------      --------  ---------
  Increase (Decrease) in Net Assets From Trust
   Share Transactions                                 18,941       73,495    15,524    26,901       (26,137)    31,265
                                                     -------     --------  --------  --------      --------  ---------
  Investor Shares:
    Proceeds from Shares Issued                           --        4,626     2,099    11,222           750      2,728
    Shares Issued in Connection with Crestar Merger       --           --        --        --            --         --
    Reinvestment of Cash Distributions                    --        2,323     2,157     5,277           502        965
    Cost of Shares Repurchased                            --       (3,310)   (4,209)   (8,617)       (2,526)    (4,566)
                                                     -------     --------  --------  --------      --------  ---------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                    --        3,639        47     7,882        (1,274)      (873)
                                                     -------     --------  --------  --------      --------  ---------
  Flex Shares:
    Proceeds from Shares Issued                           --       17,454     8,350    12,797         1,051      6,324
    Shares Issued in Connection with Crestar Merger       --           --        --        --            --         --
    Reinvestment of Cash Distributions                    --        2,750     1,675     2,504           622      1,174
    Cost of Shares Repurchased                            --       (3,397)   (2,763)   (2,494)       (3,822)    (8,295)
                                                     -------     --------  --------  --------      --------  ---------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions                               --       16,807     7,262    12,807        (2,149)      (797)
                                                     -------     --------  --------  --------      --------  ---------
    Increase (Decrease) in Net Assets From Share
      Transactions                                    18,941       93,941    22,833    47,590       (29,560)    29,595
                                                     -------     --------  --------  --------      --------  ---------
      Total Increase (Decrease) in Net Assets         21,518       61,818    69,268     4,928       (13,236)   (62,914)
                                                     -------     --------  --------  --------      --------  ---------
Net Assets:
  Beginning of Period                                     --      706,400   637,132   632,204       604,503    667,417
                                                     -------     --------  --------  --------      --------  ---------
  End of Period                                      $21,518     $768,218  $706,400  $637,132      $591,267  $ 604,503
                                                     =======     ========  ========  ========      ========  =========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                      1,636        5,939     5,206    10,513         3,785     12,883
    Shares Issued in Connection with Crestar Merger       --           --        --        --            --         --
    Shares Issued in Lieu of Cash Distributions           --        2,063       840     6,789         1,457      2,626
    Shares Redeemed                                      (45)      (3,175)   (4,849)  (14,789)       (7,139)   (13,225)
                                                     -------     --------  --------  --------      --------  ---------
  Net Trust Share Transactions                         1,591        4,827     1,197     2,513        (1,897)     2,284
                                                     -------     --------  --------  --------      --------  ---------
  Investor Shares:
    Shares Issued                                         --          296       137       764            56        203
    Shares Issued in Connection with Crestar Merger       --           --        --        --            --         --
    Shares Issued in Lieu of Cash Distributions           --          147       150       402            38         77
    Shares Redeemed                                       --         (210)     (272)     (591)         (190)      (350)
                                                     -------     --------  --------  --------      --------  ---------
  Net Investor Share Transactions                         --          233        15       575           (96)       (70)
                                                     -------     --------  --------  --------      --------  ---------
  Flex Shares:
    Shares Issued                                         --        1,117       550       874            81        468
    Shares Issued in Connection with Crestar Merger       --           --        --        --            --         --
    Shares Issued in Lieu of Cash Distributions           --          176       117       192            49         95
    Shares Redeemed                                       --         (220)     (178)     (171)         (295)      (648)
                                                     -------     --------  --------  --------      --------  ---------
  Net Flex Share Transactions                             --        1,073       489       895          (165)       (85)
                                                     =======     ========  ========  ========      ========  =========
  Net Change in Capital Shares                         1,591        6,133     1,701     3,983        (2,158)     2,129
                                                     -------     --------  --------  --------      --------  ---------




                                                        INTERNATIONAL              LIFE VISION
                                                           EQUITY                   BALANCED
                                                         INDEX FUND                PORTFOLIO
                                                    --------------------    -----------------------------
                                                    06/01/99-  06/01/98-    06/01/99- 12/01/98- 12/01/97-
                                                    11/30/99   05/31/99     11/30/99  05/31/99  11/30/98
                                                    ---------  ---------    --------- --------- ---------
Operations:
  NET INVESTMENT INCOME (LOSS)                     $     58   $   392       $   906   $   867   $  2,062
  Capital Gain Received from Investments                 --        --            --     2,204      6,921
  Net Realized Gain (Loss) on Investments               808     7,583           769       317     (1,004)
  Net Realized Loss on Foreign Currency
    Transactions                                        (98)      (40)           --        --         --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency and
    Translation of Other Assets and
    Liabilities in Foreign Currency                      89       (88)           --        --        --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                    15,728    (3,971)         (122)    2,338     (1,024)
                                                   --------   -------       -------   -------   --------
    Increase (Decrease) in Net Assets from
     Operations                                      16,585     3,876         1,553     5,726      6,955
                                                   --------   -------       -------   -------   --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                         --    (1,136)         (808)     (735)    (2,072)
    Investor Shares                                      --       (83)           --        --         --
    Flex Shares                                          --        (4)           --        --         --
  Capital Gains:
    Trust Shares                                         --    (8,431)           --    (6,686)      (238)
    Investor Shares                                      --      (877)           --        --         --
    Flex Shares                                          --      (172)           --        --         --
                                                   --------   -------       -------    ------    -------
                                                         --   (10,703)         (808)   (7,241)    (2,310)
                                                   ========   =======       =======    ======    =======
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                      25,316    34,363        22,355     5,124     15,849
    Shares Issued in Connection with Crestar
     Merger                                              --        --            --        --         --
    Reinvestment of Cash Distributions                   --     8,985           808     7,421      2,310
    Cost of Shares Repurchased                      (11,963)  (18,882)      (18,343)  (15,873)   (19,035)
                                                   --------   -------       -------   -------   --------
  Increase (Decrease) in Net Assets From Trust
   Share Transactions                                13,353    24,466         4,820    (3,328)      (876)
                                                   --------   -------       -------   -------   --------
  Investor Shares:
    Proceeds from Shares Issued                       1,065     1,083            --        --         --
    Shares Issued in Connection with Crestar Merger      --        --            --        --         --
    Reinvestment of Cash Distributions                   --       959            --        --         --
    Cost of Shares Repurchased                       (1,667)   (3,668)           --        --         --
                                                   --------   -------       -------   -------   --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                 (602)   (1,626)           --        --         --
                                                   --------   -------       -------   -------   --------
  Flex Shares:
    Proceeds from Shares Issued                         991       980            --        --         --
    Shares Issued in Connection with Crestar Merger      --        --            --        --         --
    Reinvestment of Cash Distributions                   --       174            --        --         --
    Cost of Shares Repurchased                         (204)     (987)           --        --         --
                                                   --------   -------       -------   -------   --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions                             787       167            --        --         --
                                                   --------   -------       -------   -------   --------
    Increase (Decrease) in Net Assets From Share
      Transactions                                   13,538    23,007         4,820    (3,328)      (876)
                                                   --------   -------       -------   -------   --------
      Total Increase (Decrease) in Net Assets        30,123    16,180         5,565    (5,023)     3,769
                                                   --------   -------       -------   -------   --------
Net Assets:
  Beginning of Period                                80,990    64,810        88,188    93,211     89,442
                                                   --------   -------       -------   -------   --------
  End of Period                                    $111,113   $80,990       $93,753   $88,188    $93,211
                                                   ========   =======       =======   =======   ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                     1,944     2,851         2,082       476     1,449
    Shares Issued in Connection with Crestar Merger      --        --            --        --         --
    Shares Issued in Lieu of Cash Distributions          --       779            76       712       214
    Shares Redeemed                                    (910)   (1,537)       (1,688)   (1,486)   (1,743)
                                                   --------   -------       -------   -------   --------
  Net Trust Share Transactions                        1,034     2,093           470      (298)       (80)
                                                   --------   -------       -------   -------   --------
  Investor Shares:
    Shares Issued                                        83        88            --        --         --
    Shares Issued in Connection with Crestar Merger      --        --            --        --         --
    Shares Issued in Lieu of Cash Distributions          --        84            --        --         --
    Shares Redeemed                                    (130)     (294)           --        --         --
                                                   --------   -------       -------   -------   --------
  Net Investor Share Transactions                       (47)     (122)           --        --         --
                                                   --------   -------       -------   -------   --------
  Flex Shares:
    Shares Issued                                        76        80            --        --         --
    Shares Issued in Connection with Crestar Merger      --        --            --        --         --
    Shares Issued in Lieu of Cash Distributions          --        15            --        --         --
    Shares Redeemed                                     (16)      (82)           --        --         --
                                                   --------   -------       -------   -------   --------
  Net Flex Share Transactions                            60        13            --        --         --
                                                   ========   =======       =======   =======   ========
  Net Change in Capital Shares                        1,047     1,984           470      (298)       (80)
                                                   --------   -------       -------   -------   --------


*Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

46 & 47


STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI  CLASSIC  EQUITY  FUNDS FOR THE  PERIODS  ENDED  NOVEMBER  30, 1999 AND NOVEMBER 30, 1998 AND THE YEAR ENDED MAY 31, 1999
                                                                                                                         (UNAUDITED)


                                                         LIFE VISION                   LIFE VISION              MID-CAP EQUITY
                                                 GROWTH AND INCOME PORTFOLIO    MAXIMUM GROWTH PORTFOLIO            FUND
                                                 ----------------------------   ---------------------------- -------------------
                                                 06/01/99 12/01/98- 12/01/97-   06/01/99 12/01/98- 12/01/97-  06/01/99 06/01/98-
                                                 11/30/99 05/31/99  11/30/98    11/30/99 05/31/99  11/30/98   11/30/99 05/31/99
                                                 -------- --------- ---------   -------- --------- --------- --------- ---------
Operations:
  Net Investment Income (Loss)                   $   175  $    138  $   357     $    31  $    25  $    36    $   (285) $ (1,779)
  Capital Gain Received from Investments              --       490    2,121          --      499    1,739       1,852        --
  Net Realized Gain (Loss) on Investments            395       (82)     (45)        575      (42)    (463)         --    12,419
  Net Change in Unrealized Appreciation
   (Depreciation) on Investments                     (48)      922     (580)       (105)   1,329     (226)      6,578   (10,771)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Increase (Decrease) in Net Assets from
   Operations                                        522     1,468    1,853         501    1,811    1,086       8,145      (131)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
Distributions to Shareholders:
  Net Investment Income:
   Trust Shares                                     (160)     (114)    (360)        (34)     (24)     (35)         --        --
   Investor Shares                                    --        --       --          --       --       --          --        (3)
   Flex Shares                                        --        --       --          --       --       --          --        --
  Capital Gains:
   Trust Shares                                       --    (2,475)     (22)         --   (1,670)      --     (10,975)  (26,541)
   Investor Shares                                    --        --       --          --       --       --        (809)   (1,970)
   Flex Shares                                        --        --       --          --       --       --        (710)   (1,677)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Total Distributions                               (160)   (2,589)    (382)        (34)  (1,694)     (35)    (12,494)  (30,191)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
Capital Transactions (1):
  Trust Shares:
   Proceeds from Shares Issued                     2,461     2,679    2,591       8,030    2,114    5,852      78,655   197,227
   Shares Issued in Connection with Common
     Trust Fund Conversion                            --        --       --          --       --       --          --        --
   Shares Issued in Connection with Crestar
     Merger                                           --        --       --          --       --       --          --        --
   Reinvestment of Cash Distributions                159     2,589      382          34    1,694       36      10,189    25,335
   Cost of Shares Repurchased                     (4,068)   (1,239)  (7,923)     (6,331)  (1,456)  (4,421)   (120,270) (280,036)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Increase (Decrease) in Net Assets From
   Trust Share
     Transactions                                 (1,448)    4,029   (4,950)      1,733    2,352    1,467     (31,426)  (57,474)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Investor Shares:
   Proceeds from Shares Issued                        --        --       --          --       --       --         707     3,015
   Reinvestment of Cash Distributions                 --        --       --          --       --       --         805     1,967
   Cost of Shares Repurchased                         --        --       --          --       --       --      (3,649)   (8,523)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Decrease in Net Assets From Investor
   Share Transactions                                 --        --       --          --       --       --      (2,137)   (3,541)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Flex Shares:
   Proceeds from Shares Issued                        --        --       --          --       --       --       1,230     4,866
   Shares Issued in Connection with Crestar
      Merger                                          --        --       --          --       --       --          --        --
   Reinvestment of Cash Distributions                 --        --       --          --       --       --         701     1,671
   Cost of Shares Repurchased                         --        --       --          --       --       --      (2,996)   (7,908)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Increase (Decrease) in Net Assets From
   Flex Share Transactions                            --        --       --          --       --       --      (1,065)   (1,371)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
   Increase (Decrease) in Net Assets From
    Share
   Transactions                                   (1,448)    4,029   (4,950)      1,733    2,352    1,467     (34,628)  (62,386)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
   Total Increase (Decrease) in Net Assets        (1,086)    2,908   (3,479)      2,200    2,469    2,518     (38,977)  (92,708)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
Net Assets:
  Beginning of Period                             21,950    19,042   22,521      18,699   16,230   13,712     289,089   381,797
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  End of Period                                  $20,864  $ 21,950  $19,042     $20,899  $18,699  $16,230    $250,112  $289,089
                                                 =======  ========  =======     =======  =======  =======    ========  ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                    237       259      239         713      192      599       6,376    16,168
    Shares Issued in Connection with Common
      Trust Fund
      Conversion                                      --        --       --          --       --       --          --        --
    Shares Issued in Connection with Crestar
      Merger                                          --        --       --          --       --       --          --        --
    Shares Issued in Lieu of Cash Distributions       16       264       35           3      161        3         841     2,230
    Shares Redeemed                                 (387)     (120)    (695)       (548)    (133)    (456)     (9,801)  (22,862)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Net Trust Share Transactions                      (134)      403     (421)        168      220      146      (2,584)   (4,464)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Investor Shares:
    Shares Issued                                     --        --       --          --       --       --          58       247
    Shares Issued in Lieu of Cash
      Distributions                                   --        --       --          --       --       --          68       175
    Shares Redeemed                                   --        --       --          --       --       --        (300)     (707)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Net Investor Share Transactions                     --        --       --          --       --       --        (174)     (285)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Flex Shares:
    Shares Issued                                     --        --       --          --       --       --         104       403
    Shares Issued in Connection with Crestar
      Merger                                          --        --       --          --       --       --          --        --
    Shares Issued in Lieu of Cash
      Distributions                                   --        --       --          --       --       --          61       152
    Shares Redeemed                                   --        --       --          --       --       --        (255)     (676)
                                                 -------  --------  -------     -------  -------  -------    --------  --------
  Net Flex Share Transactions                         --        --       --          --       --       --         (90)     (121)
                                                 =======  ========  =======     =======  =======  =======    ========  ========
  Net Change in Capital Shares                      (134)      403     (421)        168      220      146      (2,848)   (4,870)
                                                 -------  --------  -------     -------  -------  -------    --------  --------



                                                                             SMALL CAP
                                                      SMALL CAP               GROWTH                 SUNBELT
                                                     EQUITY FUND            STOCK FUND             EQUITY FUND
                                                 --------------------  -----------------------  ----------------------
                                                   06/01/99  06/01/98-   06/01/99-  10/08/98*-   06/01/99   06/01/98-
                                                  11/30/99   05/31/99    11/30/99    05/31/99    11/30/99   05/31/99
                                                 ----------  --------  -----------  ----------  ---------  -----------
Operations:
  Net Investment Income (Loss)                    $  2,081   $  3,797    $ (1,435)  $   (141)   $   (672)  $ (2,421)
  Capital Gain Received from Investments                --         --          --         --          --         --
  Net Realized Gain (Loss) on Investments           (1,920)   (48,614)      1,668      2,335      21,255    (16,055)
  Net Change in Unrealized Appreciation
   (Depreciation) on Investments                    26,237)   (39,458)     20,738      4,550     (20,982)   (79,885)
                                                  --------   --------    --------   --------    --------   --------
  Increase (Decrease) in Net Assets from
   Operations                                      (26,076)   (84,275)     20,971      6,744        (399)   (98,361)
                                                  --------   --------    --------   --------    --------   --------
Distributions to Shareholders:
  Net Investment Income:
   Trust Shares                                     (1,771)    (3,830)         --         (4)         --         --
   Investor Shares                                      --         --          --         --          --         --
   Flex Shares                                          --        (46)         --         --          --         --
  Capital Gains:
   Trust Shares                                         --    (17,401)         --        (24)         --    (22,775)
   Investor Shares                                      --         --          --         --          --     (1,729)
   Flex Shares                                          --     (1,638)         --         (1)         --       (508)
                                                  --------   --------    --------   --------    --------   --------
  Total Distributions                               (1,771)   (22,915)         --        (29)         --    (25,012)
                                                  --------   --------    --------   --------    --------   --------
Capital Transactions (1):
  Trust Shares:
   Proceeds from Shares Issued                      70,220    159,166      60,636     69,418      56,255    228,638
   Shares Issued in Connection with Common
     Trust Fund Conversion                              --         --          --         --          --         --
   Shares Issued in Connection with Crestar
     Merger                                             --         --          --     88,940          --         --
   Reinvestment of Cash Distributions                1,343     19,237          --         28          --     21,508
   Cost of Shares Repurchased                      (51,956)  (170,356)    (27,296)   (12,528)   (154,421)  (372,294)
                                                  --------   --------    --------   --------    --------   --------
  Increase (Decrease) in Net Assets From
   Trust Share
     Transactions                                   19,607      8,047      33,340    145,858     (98,166)  (122,148)
                                                  --------   --------    --------   --------    --------   --------
  Investor Shares:
   Proceeds from Shares Issued                          --         --          --         --         362      2,830
   Reinvestment of Cash Distributions                   --         --          --         --          --      1,727
   Cost of Shares Repurchased                           --         --          --         --      (4,441)   (10,109)
                                                  --------   --------    --------   --------    --------   --------
  Decrease in Net Assets From Investor
   Share Transactions                                   --         --          --         --      (4,079)    (5,552)
                                                  --------   --------    --------   --------    --------   --------
  Flex Shares:
   Proceeds from Shares Issued                       1,001      2,579       1,350      3,553         145      1,881
   Shares Issued in Connection with Crestar
      Merger                                            --         --          --      2,699          --         --
   Reinvestment of Cash Distributions                   --      1,669          --          1          --        504
   Cost of Shares Repurchased                       (5,548)   (15,110)     (1,102)      (378)     (1,638)    (3,604)
                                                  --------   --------    --------   --------    --------   --------
  Increase (Decrease) in Net Assets From
   Flex Share Transactions                          (4,547)   (10,862)        248      5,875      (1,493)    (1,219)
                                                  --------   --------    --------   --------    --------   --------
   Increase (Decrease) in Net Assets From
    Share
   Transactions                                     15,060     (2,815)     33,588    151,733    (103,738)  (128,919)
                                                  --------   --------    --------   --------    --------   --------
   Total Increase (Decrease) in Net Assets         (12,787)  (110,005)     54,559    158,448    (104,137)  (252,292)
                                                  --------   --------    --------   --------    --------   --------
Net Assets:
  Beginning of Period                              321,449    431,454     158,448         --     218,559    470,851
                                                  --------   --------    --------   --------    --------   --------
  End of Period                                   $308,662   $321,449    $213,007   $158,448    $114,422   $218,559
                                                  ========   ========    ========   ========    ========   ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                    7,251     16,078       4,010      5,174       4,981     19,064
    Shares Issued in Connection with Common
      Trust Fund
      Conversion                                        --         --          --         --          --         --
    Shares Issued in Connection with Crestar
      Merger                                            --         --          --      6,174          --         --
    Shares Issued in Lieu of Cash Distributions        139      2,040          --          2          --      1,997
    Shares Redeemed                                 (5,549)   (17,349)     (1,774)      (886)    (13,690)   (31,845)
                                                  --------   --------    --------   --------    --------   --------
  Net Trust Share Transactions                       1,841        769       2,236     10,464      (8,709)   (10,784)
                                                  --------   --------    --------   --------    --------   --------
  Investor Shares:
    Shares Issued                                       --         --          --         --          33        229
    Shares Issued in Lieu of Cash
      Distributions                                     --         --          --         --          --        165
    Shares Redeemed                                     --         --          --         --        (406)      (909)
                                                  --------   --------    --------   --------    --------   --------
  Net Investor Share Transactions                       --         --          --         --        (373)      (515)
                                                  --------   --------    --------   --------    --------   --------
  Flex Shares:
    Shares Issued                                      104        245          79        266          13        148
    Shares Issued in Connection with Crestar
      Merger                                            --         --         188         --          --         --
    Shares Issued in Lieu of Cash
      Distributions                                     --        179          --         --          --         49
    Shares Redeemed                                   (588)    (1,580)        (73)       (28)       (153)      (333)
                                                  --------   --------    --------   --------    --------   --------
  Net Flex Share Transactions                         (484)    (1,156)          6        426        (140)      (136)
                                                  ========   ========    ========   ========    ========   ========
  Net Change in Capital Shares                       1,357       (387)      2,242     10,890      (9,222)   (11,435)
                                                  --------   --------    --------   --------    --------   --------



                                                     TAX SENSITIVE
                                                        GROWTH                    VALUE INCOME
                                                      STOCK FUND                   STOCK FUND
                                                 -----------------------    ------------------------
                                                   06/01/99-  12/11/98*-      06/01/99-    06/01/98-
                                                   11/30/99   05/31/99       11/30/99     05/31/99
                                                 -----------  ----------    -----------  -----------
Operations:
  Net Investment Income (Loss)                     $   (267)  $     38      $   17,214  $   33,942
  Capital Gain Received from Investments                 --         --              --          --
  Net Realized Gain (Loss) on Investments            (4,920)     4,943          29,554     219,408
  Net Change in Unrealized Appreciation
   (Depreciation) on Investments                     44,118     14,808        (217,032)    (71,294)
                                                   --------   --------      ----------  ----------
  Increase (Decrease) in Net Assets from
   Operations                                        38,931     19,789        (170,264)    182,056
                                                   --------   --------      ----------  ----------
Distributions to Shareholders:
  Net Investment Income:
   Trust Shares                                          --        (87)        (15,157)    (30,625)
   Investor Shares                                       --         --          (1,322)     (3,178)
   Flex Shares                                           --         --            (570)     (1,535)
  Capital Gains:
   Trust Shares                                          --         --        (114,337)   (229,623)
   Investor Shares                                       --         --         (12,574)    (29,331)
   Flex Shares                                           --         --         (11,272)    (25,364)
                                                   --------   --------      ----------  ----------
  Total Distributions                                    --        (87)       (155,232)   (319,656)
                                                   --------   --------      ----------  ----------
Capital Transactions (1):
  Trust Shares:
   Proceeds from Shares Issued                      161,756    121,119         289,860     354,278
   Shares Issued in Connection with Common
     Trust Fund Conversion                               --     99,222              --          --
   Shares Issued in Connection with Crestar
     Merger                                              --         --              --          --
   Reinvestment of Cash Distributions                    --         87         119,874     241,723
   Cost of Shares Repurchased                       (17,555)   (15,922)       (280,315)   (621,009)
                                                   --------   --------      ----------  ----------
  Increase (Decrease) in Net Assets From
   Trust Share
     Transactions                                   144,201    204,506         129,419     (25,008)
                                                   --------   --------      ----------  ----------
  Investor Shares:
   Proceeds from Shares Issued                           --         --           4,857      17,566
   Reinvestment of Cash Distributions                    --         --          13,742      32,240
   Cost of Shares Repurchased                            --         --         (21,237)    (51,945)
                                                   --------   --------      ----------  ----------
  Decrease in Net Assets From Investor
   Share Transactions                                    --         --          (2,638)     (2,139)
                                                   --------   --------      ----------  ----------
  Flex Shares:
   Proceeds from Shares Issued                       98,163     77,327          15,607      38,150
   Shares Issued in Connection with Crestar
      Merger                                             --         --              --          --
   Reinvestment of Cash Distributions                    --         --          11,469      26,492
   Cost of Shares Repurchased                        (7,804)    (2,117)        (23,925)    (65,171)
                                                   --------   --------      ----------  ----------
  Increase (Decrease) in Net Assets From
   Flex Share Transactions                           90,359     75,210           3,151        (529)
                                                   --------   --------      ----------  ----------
   Increase (Decrease) in Net Assets From
    Share
   Transactions                                     234,560    279,716         129,932     (27,676)
                                                   --------   --------      ----------  ----------
   Total Increase (Decrease) in Net Assets          273,491    299,418        (195,564)   (165,276)
                                                   --------   --------      ----------  ----------
Net Assets:
  Beginning of Period                               299,418         --       1,951,263   2,116,539
                                                   --------   --------      ----------  ----------
  End of Period                                    $572,909   $299,418      $1,755,699  $1,951,263
                                                   ========   ========      ==========  ==========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                     5,113      4,133          23,050      28,099
    Shares Issued in Connection with Common
      Trust Fund
      Conversion                                         --      3,875              --          --
    Shares Issued in Connection with Crestar
      Merger                                             --         --              --          --
    Shares Issued in Lieu of Cash Distributions          --          3          10,007      20,747
    Shares Redeemed                                    (555)      (549)        (23,918)    (49,236)
                                                   --------   --------      ----------  ----------
  Net Trust Share Transactions                        4,558      7,462           9,139        (390)
                                                   --------   --------      ----------  ----------
  Investor Shares:
    Shares Issued                                        --         --             400       1,391
    Shares Issued in Lieu of Cash
      Distributions                                      --         --           1,151       2,775
    Shares Redeemed                                      --         --          (1,799)     (4,182)
                                                   --------   --------      ----------  ----------
  Net Investor Share Transactions                        --         --            (248)        (16)
                                                   --------   --------      ----------  ----------
  Flex Shares:
    Shares Issued                                     3,114      2,612           1,280       3,029
    Shares Issued in Connection with Crestar
      Merger                                             --         --              --          --
    Shares Issued in Lieu of Cash
      Distributions                                      --         --             971       2,310
    Shares Redeemed                                    (248)       (70)         (2,049)     (5,298)
                                                   --------   --------      ----------  ----------
  Net Flex Share Transactions                         2,866      2,542             202          41
                                                   ========   ========      ==========  ==========
  Net Change in Capital Shares                        7,424     10,004           9,093        (365)
                                                   --------   --------      ----------  ----------



*Commencement of Operations.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


48 & 49


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC  EQUITY FUNDS FOR THE PERIOD  ENDED  NOVEMBER 30, 1999 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISED  INDICATED)
FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIODS




                                NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                  VALUE              NET        UNREALIZED GAINS        FROM NET      DISTRIBUTIONS     NET ASSET
                                BEGINNING        INVESTMENT         (LOSSES)           INVESTMENT     FROM REALIZED     VALUE END
                                OF PERIOD       INCOME (LOSS)    ON INVESTMENTS          INCOME       CAPITAL GAINS     OF PERIOD
                               ----------       -------------   -----------------    -------------    -------------     ---------
BALANCED FUND
Trust Shares
           1999*                   $13.26           $ 0.15            $   --             $(0.15)         $    --         $13.26
           1999                     13.09             0.28              1.09              (0.28)           (0.92)         13.26
           1998                     11.94             0.31              2.19              (0.32)           (1.03)         13.09
           1997                     11.55             0.33              1.47              (0.32)           (1.09)         11.94
           1996                     10.26             0.33              1.41              (0.34)           (0.11)         11.55
           1995                      9.76             0.33              0.49              (0.32)              --          10.26
Investor Shares
           1999*                   $13.32           $ 0.13            $(0.01)            $(0.12)         $    --         $13.32
           1999                     13.14             0.24              1.10              (0.24)           (0.92)         13.32
           1998                     11.99             0.28              2.19              (0.29)           (1.03)         13.14
           1997                     11.60             0.29              1.48              (0.29)           (1.09)         11.99
           1996                     10.30             0.30              1.41              (0.30)           (0.11)         11.60
           1995                      9.79             0.28              0.51              (0.28)              --          10.30
Flex Shares
           1999*                   $13.17           $ 0.01            $(0.01)            $(0.01)         $    --         $13.16
           1999                     13.02             0.16              1.07              (0.16)           (0.92)         13.17
           1998                     11.90             0.20              2.16              (0.21)           (1.03)         13.02
           1997                     11.53             0.22              1.45              (0.21)           (1.09)         11.90
           1996(1)                  10.36             0.24              1.29              (0.25)           (0.11)         11.53
CAPITAL APPRECIATION FUND
Trust Shares
           1999*                   $16.62           $   --            $ 0.29             $   --          $    --         $16.91
           1999                     16.48             0.05              2.70              (0.06)           (2.55)         16.62
           1998                     15.09             0.09              3.96              (0.09)           (2.57)         16.48
           1997                     14.90             0.12              3.13              (0.12)           (2.94)         15.09
           1996                     12.18             0.12              3.32              (0.13)           (0.59)         14.90
           1995                     11.99             0.16              0.57              (0.14)           (0.40)         12.18
Investor Shares
           1999*                   $16.53           $   --            $ 0.23             $   --          $    --         $16.76
           1999                     16.43            (0.05)             2.70                 --            (2.55)         16.53
           1998                     15.06            (0.01)             3.95                 --            (2.57)         16.43
           1997                     14.89             0.03              3.10              (0.02)           (2.94)         15.06
           1996                     12.17             0.03              3.32              (0.04)           (0.59)         14.89
           1995                     11.98             0.09              0.57              (0.07)           (0.40)         12.17
Flex Shares
           1999*                   $16.18           $   --            $ 0.19             $   --          $    --         $16.37
           1999                     16.22            (0.09)             2.60                 --            (2.55)         16.18
           1998                     14.96            (0.04)             3.87                 --            (2.57)         16.22
           1997                     14.84            (0.01)             3.07                 --            (2.94)         14.96
           1996(2)                  12.20             0.02              3.26              (0.05)           (0.59)         14.84
CORE EQUITY FUND
Trust Shares
           1999(3)                 $10.00           $   --            $ 0.83             $   --          $    --         $10.83
EMERGING MARKETS EQUITY FUND
Trust Shares
           1999*                   $ 8.12           $ 0.09            $ 0.74             $   --          $    --         $ 8.95
           1999                      8.87             0.14             (0.72)             (0.17)              --           8.12
           1998                     10.79             0.16             (1.86)             (0.08)           (0.14)          8.87
           1997(4)                  10.00             0.04              0.75                 --               --          10.79
E-COMMERCE OPPORTUNITY FUND
Trust Shares
           1999 (3)                $10.00           $   --            $ 3.52             $   --          $    --         $13.52
GROWTH AND INCOME FUND (A)
Trust Shares
           1999*                   $16.09           $ 0.06            $ 0.33             $(0.03)         $ (1.09)        $15.36
           1999(5)                  15.10             0.04              1.97              (0.02)           (1.00)         16.09
  For the years ended November 30:
           1998                     16.55             0.09              1.64              (0.09)           (3.09)         15.10
           1997                     13.39             0.14              3.24              (0.15)           (0.07)         16.55
           1996                     11.60             0.17              2.38              (0.17)           (0.59)         13.39
           1995                     10.73             0.24              2.62              (0.26)           (1.73)         11.60
Investor Shares
           1999*                   $16.21           $ 0.05            $ 0.33             $(0.03)         $ (1.09)        $15.47
           1999(5)                  15.21             0.04              1.99              (0.03)           (1.00)         16.21
  For the years ended November 30:
           1998                     16.64             0.10              1.66              (0.10)           (3.09)         15.21
           1997                     13.47             0.13              3.25              (0.14)           (0.07)         16.64
           1996                     11.66             0.17              2.39              (0.16)           (0.59)         13.47
           1995                     10.78             0.25              2.62              (0.26)           (1.73)         11.66
Flex Shares
          1999*                    $16.10           $   --            $ 0.32             $   --          $ (1.09)        $15.33
           1999(5)                  15.14            (0.01)             1.97                 --            (1.00)         16.10
  For the years ended November 30:
           1998                     16.59            (0.01)             1.64                 --            (3.08)         15.14
           1997                     13.44             0.04              3.23              (0.05)           (0.07)         16.59
           1996                     11.64             0.09              2.38              (0.08)           (0.59)         13.44
           1995 (6)                 11.11             0.12              1.62              (1.14)           (1.07)         11.64







                                                                                                          RATIO OF
                                                                                    RATIO OF              EXPENSES TO
                                            NET ASSETS          RATIO OF           NET INVESTMENT     AVERAGE NET ASSETS
                                TOTAL         END OF           EXPENSES TO        INCOME (LOSS) TO    (EXCLUDING WAIVERS
                               RETURN+     PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS)
                               -------     ------------     ------------------   ------------------   -------------------
BALANCED FUND
Trust Shares
           1999*                1.10%     $   239,119              0.97%                 2.26%                1.09%
           1999                10.98          251,752              0.97                  2.19                 1.06
           1998                22.15          188,465              0.96                  2.51                 1.08
           1997                16.66          151,358              0.95                  2.89                 1.08
           1996                17.26          111,638              0.95                  3.00                 1.09
           1995                 8.72           89,051              0.95                  3.44                 1.11
Investor Shares
           1999*                0.94%     $    13,186              1.27%                 1.96%                1.41%
           1999                10.70           14,962              1.27                  1.89                 1.43
           1998                21.72            8,313              1.26                  2.21                 1.59
           1997                16.27            6,012              1.25                  2.58                 1.64
           1996                16.88            4,896              1.25                  2.70                 1.89
           1995                 8.29            3,765              1.25                  3.17                 1.80
Flex Shares
           1999*                0.53%     $    81,401              2.03%                 1.21%                2.15%
           1999                 9.84           73,526              2.03                  1.13                 2.15
           1998                20.85           27,625              2.02                  1.41                 2.23
           1997                15.40            6,067              2.01                  1.84                 2.45
           1996(1)             15.58            3,131              2.00                  1.85                 2.97
CAPITAL APPRECIATION FUND
Trust Shares
           1999*                1.74%     $ 1,667,104              1.17%                 0.31%                1.26%
           1999                17.83        1,966,842              1.17                  0.29                 1.26
           1998                29.51        1,532,587              1.16                  0.61                 1.27
           1997                24.66        1,085,128              1.15                  0.83                 1.25
           1996                28.97          981,498              1.15                  0.90                 1.27
           1995                 6.63          984,205              1.15                  1.38                 1.28
Investor Shares
           1999*                1.39%     $   297,438              1.81%                (0.29)%               1.95%
           1999                17.20          311,120              1.82                 (0.30)                1.96
           1998                28.71          271,044              1.81                 (0.03)                2.01
           1997                23.74          218,660              1.80                  0.19                 2.02
           1996                28.18          191,078              1.80                  0.24                 2.08
           1995                 5.93          160,875              1.80                  0.73                 2.10
Flex Shares
           1999*                1.17%     $   160,375              2.28%                (0.80)%               2.37%
           1999                16.50          162,100              2.29                 (0.86)                2.38
           1998                28.12          106,670              2.26                 (0.46)                2.37
           1997                23.24           36,753              2.27                 (0.29)                2.43
           1996(2)             27.48           10,969              2.27                 (0.29)                2.68
CORE EQUITY FUND
Trust Shares
           1999(3)              2.85%     $   110,476              0.39%                (0.03)%               0.41%
EMERGING MARKETS EQUITY FUND
Trust Shares
           1999*               10.22%     $    21,497              1.57%                 1.31%                1.78%
           1999                (6.22)          26,751              1.57                  1.79                 1.61
           1998                15.74)          34,554              1.56                  1.14                 1.78
           1997(4)              7.90           39,495              1.55                  1.37                 2.04
E-COMMERCE OPPORTUNITY FUND
Trust Shares
           1999 (3)            19.54      $    21,518              0.39%                (0.03)%               0.50%
GROWTH AND INCOME FUND (A)
Trust Shares
           1999*                2.37%     $   679,408              1.01%                 0.77%                1.01%
           1999(5)             14.24          634,279              1.14                  0.49                 1.43
  For the years ended November
           1998                13.64%         577,042              1.03%                 0.63%                1.21
           1997                25.41          590,824              1.02                  0.92                 1.17
           1996                22.68          553,648              1.02                  1.38                 1.17
           1995                28.76          220,386              1.02                  2.16                 1.17
Investor Shares
           1999*                2.23%     $    38,878              1.18%                 0.60%                1.30%
           1999(5)             14.31           36,958              1.08                  0.54                 1.17
  For the years ended November
           1998                13.69%          34,434              1.03%                 0.63%                1.18
           1997                25.42           28,112              1.03                  0.89                 1.18
           1996                22.63           17,997              1.03                  1.35                 1.18
           1995                28.71           12,633              1.03                  2.14                 1.18
Flex Shares
          1999*                 1.86%     $    49,932              1.93%                (0.10)%               2.09%
           1999(5)             13.85           35,163              1.83                 (0.21)                1.97
  For the years ended November
           1998                12.78%          25,656              1.78                 (0.13%)               2.03
           1997                24.63           13,269              1.73                  0.15                 2.09
           1996                21.81            5,131              1.68                  0.71                 2.03
           1995 (6)            15.78            2,086              1.68                  1.13                 2.03




                                   RATIO OF
                                 NET INVESTMENT
                                 INCOME (LOSS) TO
                                AVERAGE NET ASSETS    PORTFOLIO
                                (EXCLUDING WAIVERS    TURNOVER
                                AND REIMBURSEMENTS)     RATE
                               --------------------   ---------
BALANCED FUND
Trust Shares
           1999*                     2.15%              96%
           1999                      2.10              179
           1998                      2.39              154
           1997                      2.76              197
           1996                      2.86              155
           1995                      3.28              157
Investor Shares
           1999*                     1.82%              96%
           1999                      1.73              179
           1998                      1.88              154
           1997                      2.19              197
           1996                      2.06              155
           1995                      2.62              157
Flex Shares
           1999*                     1.09%              96%
           1999                      1.01              179
           1998                      1.20              154
           1997                      1.40              197
           1996(1)                   0.88              155
CAPITAL APPRECIATION FUND
Trust Shares
           1999*                     0.22%              66%
           1999                      0.20              147
           1998                      0.50              194
           1997                      0.73              141
           1996                      0.78              156
           1995                      1.25              128
Investor Shares
           1999*                    (0.42)%             66%
           1999                     (0.44)             147
           1998                     (0.23)             194
           1997                     (0.03)             141
           1996                     (0.04)             156
           1995                      0.43              128
Flex Shares
           1999*                    (0.90)%             66%
           1999                     (0.95)             147
           1998                     (0.57)             194
           1997                     (0.45)             141
           1996(2)                  (0.70)             156
CORE EQUITY FUND
Trust Shares
           1999(3)                  (0.05)%              8%
EMERGING MARKETS EQUITY FUND
Trust Shares
           1999*                     1.10%              66%
           1999                      1.75               67
           1998                      0.92               74
           1997(4)                   0.88               24
E-COMMERCE OPPORTUNITY FUND
Trust Shares
           1999 (3)                 (0.15)%          25.78%
GROWTH AND INCOME FUND (A)
Trust Shares
           1999*                     0.77%              23%
           1999(5)                   0.20               31
  For the years ended November
           1998                      0.45%              71%
           1997                      0.77              100
           1996                      1.23               82
           1995                      2.01              175
Investor Shares
           1999*                     0.48%              23%
           1999(5)                   0.45               31
  For the years ended November
           1998                      0.48               71%
           1997                      0.74              100
           1996                      1.20               82
           1995                      1.99              175
Flex Shares
          1999*                     (0.26)%             23%
           1999(5)                  (0.35)              31
  For the years ended November
           1998                     (0.38%)             71
           1997                     (0.20)             100
           1996                      0.36               82
           1995 (6)                  0.78              175

* For the six month period ended November 30, 1999. All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on June 14, 1995. All ratios for the period have been annualized.
(2) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
(3) Commenced operations on September 30, 1999. All ratios for the period have been annualized.
(4) Commenced operations on January 31, 1997. All ratios for the period have been annualized.
(5) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(6) Commenced operations on April 19, 1995. All ratios for the period ended November 30, 1995 have been annualized.
(A) On May 24,  1999,  the  CrestFund  Value  Fund  exchanged  all of its assets and certain  liabilities  for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

50 & 51

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC  EQUITY FUNDS FOR THE PERIOD  ENDED  NOVEMBER 30, 1999 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE  INDICATED) FOR A
SHARE  OUTSTANDING  THROUGHOUT THE PERIODS




                                NET ASSET                       NET REALIZED AND    DISTRIBUTIONS
                                  VALUE             NET        UNREALIZED GAINS       FROM NET      DISTRIBUTIONS     NET ASSET
                                BEGINNING       INVESTMENT         (LOSSES)          INVESTMENT     FROM REALIZED     VALUE END
                                OF PERIOD      INCOME (LOSS)    ON INVESTMENTS        INCOME        CAPITAL GAINS     OF PERIOD
                               -----------     -------------   -----------------    -------------   -------------     ---------
INTERNATIONAL EQUITY FUND
Trust Shares
           1999*                  $12.97          $  0.05             $ 0.77            $   --           $(0.49)         $13.30
           1999                    15.00               --              (1.14)            (0.05)           (0.84)          12.97
           1998                    13.63             0.04               2.69             (0.04)           (1.32)          15.00
           1997                    11.40             0.03               2.57             (0.02)           (0.35)          13.63
           1996(1)                 10.00             0.05               1.35                --               --           11.40
Investor Shares
           1999*                  $12.89          $  0.03             $ 0.76            $   --           $(0.49)         $13.19
           1999                    14.92            (0.09)             (1.10)               --            (0.84)          12.89
           1998                    13.58             0.02               2.64                --            (1.32)          14.92
           1997                    11.38            (0.01)              2.56                --            (0.35)          13.58
           1996(2)                 10.44             0.04               0.90                --             --             11.38
Flex Shares
           1999*                  $12.58           $(0.04)            $ 0.76            $   --           $(0.49)         $12.81
           1999                    14.68            (0.29)             (0.97)               --            (0.84)          12.58
           1998                    13.47             0.07               2.46                --            (1.32)          14.68
           1997                    11.37            (0.04)              2.49                --            (0.35)          13.47
           1996(2)                 10.44             0.02               0.91                --               --           11.37
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1999*                  $11.82           $ 0.03             $ 2.22            $   --           $   --          $14.07
           1999                    13.31             0.09               0.85             (0.24)           (2.19)          11.82
           1998                    11.34             0.11               2.65             (0.11)           (0.68)          13.31
           1997                    10.96             0.10               0.69             (0.11)           (0.30)          11.34
           1996                    10.24             0.10               0.84             (0.13)           (0.09)          10.96
           1995(3)                 10.00             0.08               0.19             (0.02)           (0.01)          10.24
Investor Shares
           1999*                  $11.70           $(0.05)            $ 2.25            $   --           $   --          $13.90
           1999                    13.20            (0.11)              0.98             (0.18)           (2.19)          11.70
           1998                    11.26             0.16               2.53             (0.07)           (0.68)          13.20
           1997                    10.88             0.03               0.72             (0.07)           (0.30)          11.26
           1996                    10.20             0.05               0.85             (0.13)           (0.09)          10.88
           1995(3)                 10.00             0.05               0.17             (0.01)           (0.01)          10.20
Flex Shares
           1999*                  $11.73           $   --             $ 2.15            $   --           $   --          $13.88
           1999                    13.17            (0.15)              0.94             (0.04)           (2.19)          11.73
           1998                    11.24             0.17               2.44                --            (0.68)          13.17
           1997                    10.87            (0.05)              0.72                --            (0.30)          11.24
           1996(4)                 10.24               --               0.82             (0.10)           (0.09)          10.87
LIFE VISION BALANCED PORTFOLIO (A)
Trust Shares
           1999*                  $10.80           $ 0.09             $ 0.06            $(0.10)         $    --          $10.85
           1999(5)                 11.01             0.11               0.56             (0.09)           (0.79)          10.80
  For the years ended November 30:
           1998                    10.46             0.24               0.58             (0.24)           (0.03)          11.01
           1997(6)                 10.00             0.12               0.45             (0.11)              --           10.46
LIFE VISION GROWTH AND INCOME PORTFOLIO (A)
Trust Shares
           1999*                  $10.33           $ 0.12             $ 0.11            $(0.08)         $    --          $10.48
           1999(5)                 11.06             0.08               0.69             (0.06)           (1.44)          10.33
  For the years ended November 30:
           1998                    10.51             0.18               0.56             (0.18)           (0.01)          11.06
           1997(6)                 10.00             0.09               0.51             (0.09)              --           10.51
LIFE VISION MAXIMUM GROWTH PORTFOLIO (A)
Trust Shares
           1999*                  $11.31           $ 0.02             $ 0.16            $(0.02)          $   --          $11.47
           1999(5)                 11.32             0.02               1.13             (0.01)           (1.15)          11.31
  For the years ended November 30:
           1998                    10.65             0.03               0.67             (0.03)              --           11.32
           1997(6)                 10.00             0.03               0.65             (0.03)              --           10.65
MID-CAP EQUITY FUND
Trust Shares
           1999*                  $12.68           $(0.03)             $0.46            $   --           $(0.57)         $12.54
           1999                    13.79             0.01               0.07                --            (1.19)          12.68
           1998                    13.21               --               2.54                --            (1.96)          13.79
           1997                    12.76             0.03               1.69             (0.05)           (1.22)          13.21
           1996                    11.00             0.08               2.63             (0.08)           (0.87)          12.76
           1995                     9.85             0.08               1.15             (0.08)              --           11.00
Investor Shares
           1999*                  $12.50           $(0.07)             $0.47            $   --           $(0.57)         $12.33
           1999                    13.67            (0.06)              0.08                --            (1.19)          12.50
           1998                    13.17            (0.03)              2.49                --            (1.96)          13.67
           1997                    12.74            (0.03)              1.69             (0.01)           (1.22)          13.17
           1996                    10.99             0.03               2.62             (0.03)           (0.87)          12.74
           1995                     9.84             0.03               1.15             (0.03)              --           10.99
Flex Shares
           1999*                  $12.17           $(0.10)             $0.45            $   --           $(0.57)         $11.95
           1999                    13.42            (0.14)              0.08                --            (1.19)          12.17
           1998                    13.04            (0.04)              2.38                --            (1.96)          13.42
           1997                    12.69            (0.07)              1.64                --            (1.22)          13.04
           1996(7)                 11.13               --               2.45             (0.02)           (0.87)          12.69





                                                                                                            RATIO OF
                                                                                        RATIO OF          EXPENSES TO
                                             NET ASSETS          RATIO OF          NET INVESTMENT      AVERAGE NET ASSETS
                                TOTAL          END OF           EXPENSES TO       INCOME (LOSS) TO     (EXCLUDING WAIVERS
                               RETURN+      PERIOD (000)    AVERAGE NET ASSETS   AVERAGE NET ASSETS    AND REIMBURSEMENTS)
                               -------      ------------    ------------------   ------------------    -------------------
INTERNATIONAL EQUITY FUND
Trust Shares
           1999*                6.40%         $562,784               1.48%               0.66%                 1.51%
           1999                (7.43)          573,255               1.47                0.68                  1.52
           1998                21.87           628,870               1.47                0.61                  1.48
           1997                23.29           489,325               1.46                0.51                  1.51
           1996(1)             14.00           213,306               1.46                1.36                  1.65
Investor Shares
           1999*                6.20%         $ 13,188               1.83%               0.31%                 1.89%
           1999                (7.82)           14,145               1.83                0.30                  1.93
           1998                21.39            17,383               1.82                0.24                  1.91
           1997                22.85            10,674               1.81                0.18                  2.05
           1996(2)              9.00             3,448               1.81                1.73                  3.14
Flex Shares
           1999*                5.79%         $ 15,295               2.53%              (0.39)%                2.56%
           1999                (8.48)           17,103               2.53               (0.40)                 2.82
           1998                20.54            21,164               2.52               (0.46)                 2.58
           1997                21.98             8,375               2.51               (0.27)                 3.03
           1996(2)              8.91               953               2.51                1.08                  5.86
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1999*               19.04%         $103,388               1.07%               0.16%                 1.13%
           1999                 7.87            74,616               1.07                0.69                  1.17
           1998                25.82            56,200               1.06                0.88                  1.18
           1997                 7.48            53,516               1.05                0.71                  1.15
           1996                 9.29            90,980               1.05                0.84                  1.19
           1995(3)              2.69            89,446               1.05                1.13                  1.31
Investor Shares
           1999*               18.80%         $  5,184               1.47%              (0.19)%                1.55%
           1999                 7.33             4,909               1.47                0.25                  1.71
           1998                25.25             7,141               1.46                0.50                  1.84
           1997                 7.12             5,592               1.45                0.28                  1.88
           1996                 8.90             5,597               1.45                0.48                  2.06
           1995(3)              2.18             3,960               1.45                0.67                  2.44
Flex Shares
           1999*               18.33%         $  2,541               2.12%              (0.94)%                2.17%
           1999                 6.68             1,465               2.12               (0.30)                 2.92
           1998                24.50             1,469               2.11               (0.03)                 3.52
           1997                 6.41               900               2.10               (0.39)                 3.69
           1996(4)              8.32               917               2.10               (0.24)                 4.14
LIFE VISION BALANCED PORTFOLIO (A)
Trust Shares
           1999*                1.41%         $ 93,753               0.25%               2.04%                 0.38%
           1999(5)              6.35            88,188               0.27                1.90                  0.42
  For the years ended November 30:
           1998                 7.90            93,211               0.25                2.21                  0.42
           1997(6)              5.70            89,442               0.25                2.66                  0.42
LIFE VISION GROWTH AND INCOME PORTFOLIO (A)
Trust Shares
           1999*                2.24%         $ 20,864               0.25%               1.63%                 0.25%
           1999(5)              7.75            21,950               0.27                1.38                  0.60
  For the years ended November 30:
           1998                 7.12            19,042               0.25                1.68                  0.59
           1997(6)              5.97            22,521               0.25                2.11                  0.59
LIFE VISION MAXIMUM GROWTH PORTFOLIO (A)
Trust Shares
           1999*                1.60%         $ 20,899               0.25%               0.33%                 0.25%
           1999(5)             10.99            18,699               0.27                0.28                  0.63
  For the years ended November 30:
           1998                 6.53            16,230               0.25                0.23                  0.66
           1997(6)              6.82            13,712               0.25                0.72                  0.73
MID-CAP EQUITY FUND
Trust Shares
           1999*                3.58%         $218,849               1.17%              (0.13)%                1.27%
           1999                 1.61           254,055               1.17               (0.47)                 1.28
           1998                21.14           337,825               1.16               (0.29)                 1.27
           1997                14.23           287,370               1.15                0.23                  1.26
           1996                25.54           253,905               1.15                0.70                  1.29
           1995                12.56           125,562               1.15                0.88                  1.32
Investor Shares
           1999*                3.38%         $ 16,819               1.58%              (0.54)%                1.71%
           1999                 1.17            19,230               1.62               (0.90)                 1.76
           1998                20.56            24,930               1.61               (0.75)                 1.84
           1997                13.76            20,245               1.60               (0.21)                 1.85
           1996                24.93            17,971               1.60                0.25                  1.96
           1995                11.96             7,345               1.60                0.43                  2.27
Flex Shares
           1999*                3.05%         $ 14,444               2.22%              (1.18)%                2.53%
           1999                 0.56            15,804               2.22               (1.52)                 2.48
           1998                19.80            19,042               2.21               (1.37)                 2.47
           1997                13.06            10,120               2.20               (0.85)                 2.58
           1996(7)             23.00             5,029               2.20               (0.37)                 3.04





                                    RATIO OF
                                 NET INVESTMENT
                                INCOME (LOSS) TO
                               AVERAGE NET ASSETS    PORTFOLIO
                               (EXCLUDING WAIVERS    TURNOVER
                               AND REIMBURSEMENTS)     RATE
                               -------------------   ---------
INTERNATIONAL EQUITY FUND
Trust Shares
           1999*                      0.63%           102%
           1999                       0.63            161
           1998                       0.60            108
           1997                       0.46            139
           1996(1)                    1.17            113
Investor Shares
           1999*                      0.25%           102%
           1999                       0.20            161
           1998                       0.15            108
           1997                      (0.06)           139
           1996(2)                    0.40            113
Flex Shares
           1999*                     (0.42)%          102%
           1999                      (0.69)           161
           1998                      (0.52)           108
           1997                      (0.79)           139
           1996(2)                   (2.27)           113
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1999*                      0.10%             4%
           1999                       0.59             32
           1998                       0.76              1
           1997                       0.61              2
           1996                       0.70             30
           1995(3)                    0.87             10
Investor Shares
           1999*                     (0.27)%            4%
           1999                       0.01             32
           1998                       0.12              1
           1997                      (0.15)             2
           1996                      (0.13)            30
           1995(3)                   (0.32)            10
Flex Shares
           1999*                     (0.99)%            4%
           1999                      (1.10)            32
           1998                      (1.44)             1
           1997                      (1.98)             2
           1996(4)                   (2.28)            30
LIFE VISION BALANCED PORTFOLIO (A)
Trust Shares
           1999*                      1.91%            68%
           1999(5)                    1.75             48
  For the years ended November 30:
           1998                       2.04             52
           1997(6)                    2.49             43
LIFE VISION GROWTH AND INCOME PORTFOLIO (A)
Trust Shares
           1999*                      1.63%            58%
           1999(5)                    1.05             40
  For the years ended November
           1998                       1.34             57
           1997(6)                    1.77             25
LIFE VISION MAXIMUM GROWTH PORTFOLIO (A)
Trust Shares
           1999*                      0.33%            96%
           1999(5)                   (0.08)            33
  For the years ended November 30:
           1998                      (0.18)            75
           1997(6)                    0.24             34
MID-CAP EQUITY FUND
Trust Shares
           1999*                     (0.23)%           65%
           1999                      (0.58)            76
           1998                      (0.40)           129
           1997                       0.12            152
           1996                       0.56            116
           1995                       0.71             66
Investor Shares
           1999*                     (0.67)%           65%
           1999                      (1.04)            76
           1998                      (0.98)           129
           1997                      (0.46)           152
           1996                      (0.11)           116
           1995                      (0.24)            66
Flex Shares
           1999*                     (1.49)%           65%
           1999                      (1.78)            76
           1998                      (1.63)           129
           1997                      (1.23)           152
           1996(7)                   (1.21)           116

 *  For the six month period ended  November 30, 1999.  All ratios for the period have been annualized.
 +  Returns  are for the period  indicated  and have not been  annualized.  Total return figures do not include  applicable sales loads.
(1) Commenced  operations on  December  1,  1995.  All ratios for the  period  have been  annualized.
(2) Commenced  operations  on January 2, 1996.  All ratios for the period  have been annualized.
(3) Commenced operations on June 6, 1994. All ratios for the period have been annualized.
(4) Commenced  operations on June 8, 1995. All ratios for the period  have been  annualized.
(5) For the six month  period  ended May 31, 1999. All ratios for the period have been annualized.
(6) Commenced  operations on June 30, 1997. All ratios for the period have been annualized.
(7) Commenced operations on June 5, 1995. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Life Vision Balanced,  CrestFund Life Vision Growth and Income, and CrestFund Life Vision Maximum
    Growth Portfolios  exchanged all of their assets and certain liabilities for shares of the Life Vision Balanced,  Life Vision
    Growth and Income,  and Life Vision Maximum Growth  Portfolios,  respectively.  The CrestFund Life Vision  Balanced,  CrestFund
    Life Vision Growth and Income, and CrestFund Life Vision Maximum Growth Portfolios are the accounting survivors in these transactions,  and as a result,  their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

52 & 53


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC  EQUITY FUNDS FOR THE PERIOD  ENDED  NOVEMBER 30, 1999 AND THE YEARS ENDED MAY 31, FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIODS




                                NET ASSET                        NET REALIZED AND     DISTRIBUTIONS
                                  VALUE             NET          UNREALIZED GAINS       FROM NET       DISTRIBUTIONS    NET ASSET
                                BEGINNING       INVESTMENT          (LOSSES)           INVESTMENT      FROM REALIZED    VALUE END
                                OF PERIOD      INCOME (LOSS)     ON INVESTMENTS          INCOME        CAPITAL GAINS    OF PERIOD
                               ----------      -------------     ----------------     --------------   -------------    ---------
SMALL CAP EQUITY FUND
Trust Shares
           1999*                   $ 9.70          $  0.06             $(0.76)            $(0.05)         $   --          $ 8.95
           1999                     12.88             0.13              (2.57)             (0.13)          (0.61)           9.70
           1998                     11.07             0.14               2.41              (0.12)          (0.62)          12.88
           1997(1)                  10.00             0.05               1.04              (0.02)             --           11.07
Flex Shares
           1999*                   $ 9.65          $    --             $(0.75)            $   --          $   --          $ 8.90
           1999                     12.80             0.01              (2.53)             (0.02)          (0.61)           9.65
           1998(2)                  11.28             0.03               2.17              (0.06)          (0.62)          12.80
SMALL CAP GROWTH STOCK FUND
Trust Shares
           1999*                   $14.55          $ (0.10)            $ 1.78             $   --          $   --          $16.23
           1999(3)                  10.00            (0.05)              4.62                 --           (0.02)          14.55
Flex Shares
           1999*                   $14.46          $ (0.33)            $ 1.91             $   --          $   --          $16.04
           1999(3)                  10.00            (0.19)              4.67                 --           (0.02)          14.46
SUNBELT EQUITY FUND
Trust Shares
           1999*                   $11.09          $ (1.14)            $ 0.95             $   --          $   --          $10.90
           1999                     15.12            (0.28)             (2.84)                --           (0.91)          11.09
           1998                     13.28             0.01               3.03                 --           (1.20)          15.12
           1997                     14.11            (0.09)              0.25                 --           (0.99)          13.28
           1996                     10.03            (0.04)              4.32                 --           (0.20)          14.11
           1995                      9.70            (0.01)              0.38                 --           (0.04)          10.03
Investor Shares
           1999*                   $10.76          $ (1.17)            $ 0.97             $   --          $   --          $10.56
           1999                     14.77            (0.33)             (2.77)                --           (0.91)          10.76
           1998                     13.06            (0.07)              2.98                 --           (1.20)          14.77
           1997                     13.95            (0.14)              0.24                 --           (0.99)          13.06
           1996                      9.96            (0.11)              4.30                 --           (0.20)          13.95
           1995                      9.69            (0.05)              0.36                 --           (0.04)           9.96
Flex Shares
           1999*                   $10.55          $ (1.33)            $ 1.10             $   --          $   --          $10.32
           1999                     14.60            (0.40)             (2.74)                --           (0.91)          10.55
           1998                     13.00            (0.09)              2.89                 --           (1.20)          14.60
           1997                     13.97            (0.14)              0.16                 --           (0.99)          13.00
           1996(4)                  10.20            (0.07)              4.04                 --           (0.20)          13.97
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares
           1999*                   $29.96           $ 0.03             $ 2.97             $   --          $   --          $32.96
           1999(5)                  25.61             0.02               4.34              (0.01)             --           29.96
Flex Shares
           1999*                   $29.85          $ (0.12)            $ 2.95             $   --          $   --          $32.68
           1999(6)                  25.52            (0.04)              4.37                 --              --           29.85
VALUE INCOME STOCK FUND
Trust Shares
           1999*                   $12.85          $  0.11             $(1.09)            $(0.11)         $(0.85)         $10.91
           1999                     13.90             0.24               1.02              (0.24)          (2.07)          12.85
           1998                     13.71             0.26               2.62              (0.27)          (2.42)          13.90
           1997                     13.15             0.30               2.32              (0.30)          (1.76)          13.71
           1996                     11.59             0.35               2.71              (0.34)          (1.16)          13.15
           1995                     10.54             0.32               1.56              (0.32)          (0.51)          11.59
Investor Shares
           1999*                   $12.81          $  0.09             $(1.09)            $(0.09)         $(0.85)         $10.87
           1999                     13.87             0.19               1.02              (0.20)          (2.07)          12.81
           1998                     13.68             0.20               2.62              (0.21)          (2.42)          13.87
           1997                     13.13             0.25               2.32              (0.26)          (1.76)          13.68
           1996                     11.58             0.30               2.71              (0.30)          (1.16)          13.13
           1995                     10.52             0.28               1.56              (0.27)          (0.51)          11.58
Flex Shares
           1999*                   $12.68          $  0.04             $(1.07)            $(0.04)         $(0.85)         $10.76
           1999                     13.75             0.10               1.01              (0.11)          (2.07)          12.68
           1998                     13.61             0.12               2.57              (0.13)          (2.42)          13.75
           1997                     13.08             0.18               2.29              (0.18)          (1.76)          13.61
           1996(7)                  11.59             0.26               2.65              (0.26)          (1.16)          13.08






                                                                                                              RATIO OF
                                                                                         RATIO OF            EXPENSES TO
                                                NET ASSETS          RATIO OF          NET INVESTMENT     AVERAGE NET ASSETS
                                 TOTAL            END OF           EXPENSES TO       INCOME (LOSS) TO    (EXCLUDING WAIVERS
                                RETURN+        PERIOD (000)    AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS)
                               ---------       ------------    ------------------   ------------------   -------------------
SMALL CAP EQUITY FUND
Trust Shares
           1999*                 (7.23)%        $  295,012             1.22%               1.28%                 1.26%
           1999                 (18.72)            301,984             1.22                1.27                  1.27
           1998                  23.59             390,841             1.21                1.07                  1.31
           1997(1)               10.97             131,049             1.20                1.86                  1.37
Flex Shares
           1999*                 (7.77)%        $   13,650             2.27%               0.19%                 2.63%
           1999                 (19.52)             19,465             2.27                0.21                  2.55
           1998(2)               22.29              40,613             2.06                0.01                  2.35
SMALL CAP GROWTH STOCK FUND
Trust Shares
           1999*                 11.55%         $  206,080             1.15%              (0.75)%                1.21%
           1999(3)               45.70             152,290             1.20               (0.48)                 1.49
Flex Shares
           1999*                 10.93%         $    6,927             2.25%              (1.85)%                2.47%
           1999(3)               44.78               6,158             2.25               (1.50)                 3.19
SUNBELT EQUITY FUND
Trust Shares
           1999*                 (1.71)%        $   98,889             1.17%              (0.78)%                1.26%
           1999                 (20.46)            197,215             1.17               (0.68)                 1.30
           1998                  23.86             431,921             1.16               (0.90)                 1.27
           1997                   1.48             381,371             1.15               (0.65)                 1.26
           1996                  43.19             412,430             1.15               (0.34)                 1.28
           1995                   3.81             258,908             1.15               (0.12)                 1.30
Investor Shares
           1999*                 (1.86)%        $   12,685             1.56%              (1.18)%                1.68%
           1999                 (20.75)             16,949             1.62               (1.12)                 1.78
           1998                  23.25              30,860             1.61               (1.35)                 1.86
           1997                   1.05              28,095             1.60               (1.10)                 1.84
           1996                  42.58              29,002             1.60               (0.79)                 1.93
           1995                   3.20              22,180             1.60               (0.57)                 1.98
Flex Shares
           1999*                 (2.18)%        $    2,848             2.22%              (1.84)%                2.88%
           1999                 (21.28)              4,395             2.22               (1.74)                 2.66
           1998                  22.48               8,070             2.21               (1.96)                 2.58
           1997                   0.46               5,689             2.20               (1.72)                 2.69
           1996(4)               39.86               2,705             2.20               (1.43)                 3.62
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares
           1999*                 10.01%         $  396,146             1.20%               0.21%                 1.25%
           1999(5)               17.04             223,543             1.20                0.21                  1.34
Flex Shares
           1999*                  9.51%         $  176,763             2.25%              (0.84)%                2.32%
           1999(6)               16.97              75,875             2.25               (0.80)                 2.48
VALUE INCOME STOCK FUND
Trust Shares
           1999*                 (8.23)%        $1,449,607             0.90%               1.84%                 0.90%
           1999                  11.13           1,589,951             0.92                1.91                  0.92
           1998                  23.10           1,725,418             0.92                1.85                  0.92
           1997                  22.18           1,488,062             0.91                2.40                  0.91
           1996                  27.91           1,244,399             0.92                2.86                  0.92
           1995                  19.06             991,977             0.95                3.16                  0.95
Investor Shares
           1999*                 (8.43)%        $  162,270             1.27%               1.49%                 1.27%
           1999                  10.71             194,312             1.28                1.55                  1.28
           1998                  22.71             210,591             1.27                1.47                  1.27
           1997                  21.69             165,999             1.30                2.01                  1.31
           1996                  27.39             130,597             1.30                2.47                  1.37
           1995                  18.71              92,256             1.30                2.80                  1.41
Flex Shares
           1999*                 (8.70)%        $  143,822             2.00%               0.75%                 2.01%
           1999                   9.91             167,000             2.02                0.81                  2.03
           1998                  21.76             180,530             2.01                0.78                  2.01
           1997                  20.91              73,466             2.00                1.33                  2.03
           1996(7)               26.52              26,298             2.00                1.72                  2.15







                                   RATIO OF
                                 NET INVESTMENT
                                INCOME (LOSS) TO
                               AVERAGE NET ASSETS    PORTFOLIO
                               (EXCLUDING WAIVERS    TURNOVER
                               AND REIMBURSEMENTS)      RATE
                               -------------------   ---------
SMALL CAP EQUITY FUND
Trust Shares
           1999*                      1.24%            38%
           1999                       1.22             63
           1998                       0.97             55
           1997(1)                    1.69             27
Flex Shares
           1999*                     (0.18)%           38%
           1999                      (0.07)            63
           1998(2)                   (0.28)            55
SMALL CAP GROWTH STOCK FUND
Trust Shares
           1999*                     (0.81)%           63%
           1999(3)                   (0.77)            75
Flex Shares
           1999*                     (2.06)%           63%
           1999(3)                   (2.44)            75
SUNBELT EQUITY FUND
Trust Shares
           1999*                     (0.86)%           27%
           1999                      (0.81)            84
           1998                      (1.01)            70
           1997                      (0.76)            72
           1996                      (0.47)           106
           1995                      (0.27)            80
Investor Shares
           1999*                     (1.30)%           27%
           1999                      (1.28)            84
           1998                      (1.60)            70
           1997                      (1.34)            72
           1996                      (1.12)           106
           1995                      (0.95)            80
Flex Shares
           1999*                     (2.50)%           27%
           1999                      (2.18)            84
           1998                      (2.33)            70
           1997                      (2.21)            72
           1996(4)                   (2.85)           106
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares
           1999*                      0.16%            25%
           1999(5)                    0.07             18
Flex Shares
           1999*                     (0.91)%           25%
           1999(6)                   (1.03)            18
VALUE INCOME STOCK FUND
Trust Shares
           1999*                      1.84%            35%
           1999                       1.91             69
           1998                       1.85             99
           1997                       2.40            105
           1996                       2.86            134
           1995                       3.16            126
Investor Shares
           1999*                      1.49%            35%
           1999                       1.55             69
           1998                       1.47             99
           1997                       2.00            105
           1996                       2.40            134
           1995                       2.69            126
Flex Shares
           1999*                      0.74%            35%
           1999                       0.80             69
           1998                       0.78             99
           1997                       1.30            105
           1996(7)                    1.57            134


 *  For the six month period ended  November 30, 1999.  All ratios for the period have been annualized.
 +  Returns  are for the period  indicated  and have not been  annualized.  Total return figures do not include  applicable sales loads.
(1) Commenced  operations on  December  1,  1995.  All ratios for the  period  have been  annualized.
(2) Commenced  operations  on January 2, 1996.  All ratios for the period  have been annualized.
(3) Commenced operations on June 6, 1994. All ratios for the period have been annualized.
(4) Commenced  operations on June 8, 1995. All ratios for the period  have been  annualized.
(5) For the six month  period  ended May 31, 1999. All ratios for the period have been annualized.
(6) Commenced  operations on June 30, 1997. All ratios for the period have been annualized.
(7) Commenced operations on June 5, 1995. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Life Vision Balanced,  CrestFund Life Vision Growth and Income, and CrestFund Life Vision Maximum
    Growth Portfolios  exchanged all of their assets and certain liabilities for shares of the Life Vision Balanced,  Life Vision
    Growth and Income,  and Life Vision Maximum Growth  Portfolios,  respectively.  The CrestFund Life Vision  Balanced,  CrestFund
    Life Vision Growth and Income, and CrestFund Life Vision Maximum Growth Portfolios are the accounting survivors in these transactions,  and as a result,  their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or have been rounded to $0.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

54 & 55

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI Classic Equity Funds November 30, 1999
1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-six portfolios as of November 30, 1999: the Balanced Fund, the Capital Appreciation Fund (formerly Capital Growth
Fund), the Core Equity Fund, the Emerging Markets Equity Fund, the E-Commerce Opportunity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds" or the "Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government
Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income Funds, Institutional Money Market Funds and Retail Money Market Funds are not presented herein, but presented separately.

On February 17, 1999 and February 19, 1999, respectively, the Board of Trustees of the STI Classic Funds and Board of Directors of the CrestFunds, Inc. ("CrestFunds") approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and certain stated liabilities of the CrestFunds in exchange for the issuance of shares in the Funds in a tax-free reorganization (see Note 8).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.
     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 8, the STI Classic Funds acquired certain CrestFund Funds in a tax-free business combination. While each Fund now exists as an STI Classic Fund, a number of the surviving funds for accounting purposes are CrestFund Funds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors.
     Accordingly, the Statements of Changes in Net Assets and Financial Highlights presented reflect periods beginning on the first day of the accounting survivor's fiscal year.

     SECURITY VALUATION -- Investment securities held by the Equity Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund, the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period.
     Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each fund is calculated each business day, by dividing the total value of each fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Balanced, the Capital Appreciation, the Core Equity, the E-Commerce Opportunity the Growth and Income, the International Equity, the International Equity Index, the Mid-Cap Equity, the Sunbelt Equity, and the Value Income Stock Funds is equal to the net asset value per share plus a sales load of 3.75%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Emerging Markets Equity, the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

        (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA PURCHASE COMMITMENTS -- The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     OTHER -- Expenses that are directly related to a specific fund are charged to that fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income are declared and paid each calendar quarter by the Equity Funds, except for the Emerging Markets Equity, the International Equity, and the International Equity Index Funds. These funds distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized over a period of sixty months. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $905,023 for the year ended November 30, 1999.

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 24, 1999, administrative and accounting services were provided to the CrestFunds by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the CrestFunds. Additionally, SEI Investments Mutual Funds Services was entitled to receive a minimum annual fee of $40,000 for each of the Life Vision Portfolios.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

Prior to May 24, 1999, the Distributor, a wholly owned subsidiary of SEI Investments Co., served as distributor of each of the CrestFunds shares pursuant to an agreement with the Company. The Trust Class and Investors Class A shares of the CrestFunds had a separate distribution plan (the 12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the 12b-1 Plan, the Trust Class and Investors Class A shares of the CrestFunds paid the Distributor as compensation for its services .15% of the aggregate average daily net assets of such classes of the CrestFunds. The Distributor had voluntarily agreed to waive any fees payable pursuant to the 12b-1 Plan except for the Value Fund Investors Class A for which after April 15, 1999, eliminated the waiver. Additionally, the Investors Class B Shares of the CrestFunds had a distribution plan (the B Shares
Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the B Shares Plan, the Investors Class B Shares of the CrestFunds paid the Distributor as compensation for its services .75% of the aggregate average daily net assets of such class of the Funds. In addition, pursuant to the B Shares Plan, the Distributor was compensated at an annual rate of .25% of the B shares' average net assets for providing ongoing Shareholder support services to investors in B shares. The Distributor had agreed to waive a portion of its fees pursuant to the B Shares Plan in order to limit Distribution Fees to .95% for each Fund, except for the Value Fund for which the limit was .90%. Prior to April 15, 1999, the limit was .75% for the Value Fund.

Prior to May 24, 1999, the CrestFunds had adopted a shareholder service plan (the "Plan") for Trust Class Shares of the Value Fund, Capital Appreciation Fund and Special Equity Fund. Under the Plan, these Fund's paid the Distributor a negotiated fee at a rate of up to .25% annually of the average daily net assets of such Fund attributable to the shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services. The Distributor had agreed to waive a portion of its shareholder service plan for trust class shares in order to limit shareholder service fees to .10%.

5. Investment Advisory and Custodian Agreements:

The Trust, STI Capital Management, N.A., ("STI Capital Management, N.A."), and Trusco Capital Management ("Trusco") and the SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992 and June 15, 1993, respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                             MAXIMUM
                                                              FLEX
                                                             SHARE
                                       MAXIMUM               DISTRI-
                 MAXIMUM     TRUST     INVESTOR    INVESTOR  BUTION      FLEX
                  ANNUAL     SHARE      SHARE       SHARE      AND      SHARE
                 ADVISORY   MAXIMUM     DISTRI-    MAXIMUM   SERVICE   MAXIMUM
                    FEE     EXPENSE   BUTION FEE   EXPENSE     FEE     EXPENSE
                 --------   --------  ----------   --------  -------   --------
TRUSCO:
Growth and
 Income Fund         .90%    1.01%       .25%        1.18%    1.00%      1.93%
Life Vision
 Balanced
 Portfolio           .25%     .25%        --           --       --         --
Life Vision
 Growth
 and Income
 Portfolio           .25%     .25%        --           --       --         --
Life Vision
 Maximum
 Growth
 Portfolio           .25%     .25%        --           --       --         --
International
 Equity Index
 Fund                .90%    1.07%       .38%        1.47%    1.00%      2.12%
Small Cap Growth
 Stock Fund         1.15%    1.20%        --           --     1.00%      2.25%
Sunbelt Equity
 Fund               1.15%    1.17%       .43%        1.62%    1.00%      2.22%
Tax Sensitive
 Growth Stock
 Fund               1.15%    1.20%        --           --     1.00%      2.25%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

STI CAPITAL MANAGEMENT, N.A.:
Balanced
 Fund                .95%    .97%   .28%    1.27%    1.00%    2.03%
Capital
 Appreciation
 Fund               1.15%   1.17%   .68%    1.82%    1.00%    2.29%
Core Equity
 Fund               1.10%   1.20%    --       --       --       --
Emerging Markets
 Equity Fund        1.30%   1.57%    --       --       --       --
E-Commerce
 Opportunity Fund   1.10%   1.20%    --       --       --       --
International
 Equity Fund        1.25%   1.48%   .33%    1.83%    1.00%    2.53%
Mid-Cap Equity
 Fund               1.15%   1.17%   .43%    1.62%    1.00%    2.22%
Small Cap
 Equity Fund        1.15%   1.22%    --       --     1.00%    2.27%
Value Income
 Stock Fund          .80%    .92%   .33%    1.28%    1.00%    2.02%


The Investment Advisors and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 24, 1999, Crestar Asset Management Company ("CAMCO") provided investment advisory services to the CrestFunds. CAMCO was paid for advisory services at an annual rate of .75% of average daily net assets for the Capital Appreciation Fund, Value Fund and Special Equity Fund, and .25% of average daily net assets for the Life Vision Balanced Fund, Life Vision Growth and Income Fund, and Life Vision Maximum Growth Fund.

SunTrust Bank, Atlanta, acts as custodian for all the funds except the Emerging Markets Equity, the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the funds.

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended November 30, 1999, were as follows:

                                           PURCHASES      SALES
                                             (000)        (000)
                                         ------------   ---------
Balanced Fund                             $  221,948   $  186,389
Capital Appreciation Fund                  1,402,447    1,700,299
Core Equity Fund                             104,301        7,350
Emerging Markets Equity Fund                  13,773       26,265
E-Commerce Opportunity Fund                   19,328        3,241
Growth and Income Fund                       220,579      162,517
International Equity Fund                    553,964      726,100
International Equity Index Fund               14,390        3,394
Life Vision Balanced Portfolio                64,757       59,540
Life Vision Growth and Income Portfolio       12,306       13,244
Life Vision Maximum Growth Portfolio          19,795       17,667
Mid-Cap Equity Fund                          169,772      206,924
Small Cap Equity Fund                        169,208      119,207
Small Cap Growth Stock Fund                  154,400      122,001
Sunbelt Equity Fund                           41,411      149,216
Tax Sensitive Growth Stock Fund              319,043       97,940
Value Income Stock Fund                      660,955      623,989


The cost of U.S. Government security purchases and the proceeds from the sale of U.S. Government Securities for the Balanced Fund during the period ended November 30, 1999, were $90,819 and $112,937, respectively.

At May 31, 1999, the Emerging Markets Equity Fund, Small Cap Equity Fund and Sunbelt Equity Fund had capital loss carryforwards for federal tax purposes of $4,447,790, $16,347,746 and $3,453,741, respectively, resulting from security sales. For tax purposes, the losses in the funds can be carried forward for a maximum of eight years to offset any net realized capital gains. The carryforward for each of the funds expires in May 2007.

At November 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 1999

depreciation for securities held by the funds at November 30, 1999, were as follows:

                            AGGREGATE      AGGREGATE             NET
                              GROSS          GROSS          UNREALIZED
                           UNREALIZED      UNREALIZED     APPRECIATION/
                           APPRECIATION   DEPRECIATION    DEPRECIATION
                           ------------   -------------   --------------
Balanced Fund              $ 50,607,718   $ (14,040,817)   $ 36,566,901
Capital Appreciation Fund   619,816,660    (108,207,963)    511,608,697
Core Equity Fund             10,071,454      (2,083,699)      7,987,755
Emerging Markets
   Equity Fund                  692,656      (1,071,355)       (378,699)
E-Commerce Opportunity
   Fund                       2,672,034        (139,385)      2,532,649
Growth and Income Fund      204,110,101     (18,880,960)    185,229,141
International Equity Fund    29,565,839     (29,045,179)        520,660
International Equity
   Index Fund                34,270,456      (4,146,534)     30,123,922
Life Vision Balanced
   Portfolio                  6,121,656      (1,200,824)      4,920,832
Life Vision Growth and
   Income Portfolio           1,650,186        (354,310)      1,295,876
Life Vision Maximum
   Growth Portfolio           1,963,912        (225,855)      1,738,057
Mid-Cap Equity Fund          48,850,594     (13,174,818)     35,675,776
Small Cap Equity Fund        16,511,230     (58,517,539)    (42,006,309)
Small Cap Growth Stock
   Fund                      44,792,119     (10,674,020)     34,118,099
Sunbelt Equity Fund          33,026,206      (6,016,669)     27,009,537
Tax Sensitive Growth Stock
   Fund                     106,645,662      (2,196,842)    104,448,820
Value Income Stock Fund     149,957,384    (239,348,306)    (89,390,922)

7. Common Trust Fund Conversion

On December 11, 1998, the SunTrust Quality Growth Stock Common Trust Fund of SunTrust was converted into the STI Classic Tax Sensitive Growth Stock Fund. The assets, which consisted of securities and related receivables, were converted on a tax free basis. At the time of conversion 3,874,558 of Trust Class shares were issued. The net assets of the Sun Trust Quality Growth Stock Common Trust Fund immediately before the conversion were $99,222,180, which included unrealized appreciation of $45,523,361.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

8. CrestFunds Merger

The Board of Directors and shareholders of the CrestFunds approved a reorganization of the CrestFunds into STI Classic Funds which took place at the close of business on May 17, 1999 (May 24, 1999 for Growth and Income Fund, Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio, Life Vision Maximum Growth Portfolio). The following table summarizes certain relevant information of the Funds prior to and immediately after the business combinations on May 17, 1999 and May 24, 1999 and is unaudited:

                                        SHARES
                                      OUTSTANDING    UNREALIZED
                                       ON MERGER    APPRECIATION
CRESTFUNDS                               DATE      (DEPRECIATION)
---------------------                 -----------  --------------
 Capital Appreciation
   Trust Shares                         7,017,951   $50,852,434
   Investor Class A                       634,910     4,570,273
   Investor Class B                       405,693       945,904
 Special Equity
   Trust Shares                         6,434,126     8,484,235
   Investor Class A                       335,109       461,214
   Investor Class B                       439,353      (115,351)
 Value Fund (1)
   Trust Shares                        39,426,216   185,105,926
   Investor Class A                     2,284,756     7,740,403
   Investor Class B                     2,164,932     4,552,822
 Life Vision Balanced (1)
   Trust Shares                         8,168,631     6,271,120
 Life Vision Growth and Income (1)
   Trust Shares                         2,130,709     1,682,009
 Life Vision Maximum Growth (1)
   Trust Shares                         1,650,909     2,180,220


                                     SHARES ISSUED   NET ASSETS      NAV
                                      IN BUSINESS       AFTER        PER
STI CLASSIC FUNDS                     COMBINATION    COMBINATION    SHARE
-------------------------            -------------   -----------    ------
 Capital Appreciation (1)
   Trust Shares                         8,202,045   $2,043,356,370  $17.02
   Investor Shares                        738,260      321,669,847   16.93
   Flex Shares                            474,357      165,340,901   16.58
 Small Cap Growth Stock (1)
   Trust Shares                         6,174,359      153,356,352   14.40
   Investor Shares                             --               --      --
   Flex Shares                            188,473        5,980,718   14.32
 Growth and Income
   Trust Shares                        39,426,216      649,230,675   16.47
   Investor Shares                      2,284,756       37,909,335   16.59
   Flex Shares                          2,164,932       35,677,567   16.48
 Life Vision Balanced
   Trust Shares                         8,168,631       89,406,305   10.95
 Life Vision Growth and Income
   Trust Shares                         2,130,709       22,352,880   10.49
 Life Vision Maximum Growth
   Trust Shares                         1,650,909       19,002,404   11.51

 * Investor Class A shares of Crest Fund Special Equity were exchanged for Trust Shares of STI Small Cap Growth Stock.
(1) Represents the accounting  survivor in this business combination.


9. Subsequent Event

On December 10, 1999 the Small Cap Growth Stock Fund and the International Equity Fund acquired all of the assets of the Sunbelt Equity Fund and Emerging Markets Equity Fund, respectively, pursuant to the plan of reorganization approved by Sunbelt Equity Fund and Emerging Markets Equity Fund on December 10, 1999. The following table summarizes certain relevant information of these funds prior to and immediately after the business combination on December 10, 1999.

                                     SHARES
                                   OUTSTANDING       UNREALIZED
                                   ON MERGER       APPRECIATION
STI CLASSIC FUNDS                     DATE        (DEPRECIATION)
------------------------           -----------    --------------
 Emerging Markets Equity
   Trust Shares                     2,393,361      $    70,541
 Sunbelt Equity
   Trust Shares                     9,176,663       25,562,904
   Investor Shares                  1,261,749        1,907,642
   Flex Shares                        287,227       (1,283,351)


                               SHARES ISSUED      NET ASSETS     NAV
                                IN BUSINESS         AFTER        PER
STI CLASSIC FUNDS               COMBINATION      COMBINATION    SHARE
-------------------------      -------------     -----------    -----
 International Equity (1)
   Trust Shares                  1,794,029       $575,635,094  $12.22
 Small Cap Growth Stock (1)
   Trust Shares                  5,705,132        305,649,316   16.46
   Investor Shares                 758,420         12,481,372   16.46
   Flex Shares                     170,464          9,892,809   16.26

(1) Represents the accounting survivor in this business combination.

                                      NOTES

                                      NOTES

                                      NOTES

                                                          INVESTMENT ADVISORS
                                                    STI Capital Management, N.A.

                                                 Trusco Capital Management, Inc.

                                          STI  Classic  Funds are not  deposits,
                                          are not insured or  guaranteed  by the
                                          FDIC or any other  government  agency,
                                          and  are  not  endorsed  by and do not
                                          constitute   obligations  of  SunTrust
                                          Banks,   Inc.  or  any  other  of  its
                                          affiliates.  Investment  in the  Funds
                                          involves risk,  including the possible
                                          loss  of   principal.   There   is  no
                                          guarantee  that any STI  Classic  Fund
                                          will achieve its investment objective.
                                          The STI  Classic  Funds are advised by
                                          affiliates of SunTrust Banks, Inc.

                                                              DISTRIBUTOR
                                                SEI Investments Distribution Co.

                                          This  information  must be preceded or
                                          accompanied by a current prospectus
                                          for each Fund described.